UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-4803
                                                      --------

                           OPPENHEIMER MUNICIPAL FUND
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: SEPTEMBER 30
                                               ------------

                   Date of reporting period: DECEMBER 31, 2006
                                             -----------------

ITEM 1. SCHEDULE OF INVESTMENTS.


OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL                                                                           EFFECTIVE
           AMOUNT                                           COUPON        MATURITY          MATURITY*                   VALUE
------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--108.0%
------------------------------------------------------------------------------------------------------------------------------
ALABAMA--1.4%
$          30,000      AL Docks Dept.                        5.375%      10/01/2017        10/01/2007 A      $         30,954
------------------------------------------------------------------------------------------------------------------------------
           25,000      AL HFA (Collateralized Home
                       Mtg.)                                 5.750       04/01/2012        04/01/2009 A                25,574
------------------------------------------------------------------------------------------------------------------------------
          120,000      AL HFA (Collateralized Home
                       Mtg.) 1                               5.750       10/01/2016        04/01/2007 A               122,870
------------------------------------------------------------------------------------------------------------------------------
           30,000      AL HFA (Collateralized Home
                       Mtg.) 1                               6.000       10/01/2021        04/01/2007 A                30,685
------------------------------------------------------------------------------------------------------------------------------
           15,000      AL HFA (South Bay Apartments)         5.950       02/01/2033        02/01/2013 A                15,787
------------------------------------------------------------------------------------------------------------------------------
          200,000      AL Water Pollution Control
                       Authority                             5.250       08/15/2010        02/15/2007 A               200,382
------------------------------------------------------------------------------------------------------------------------------
        1,480,000      AL Water Pollution Control
                       Authority                             5.500       08/15/2012        02/15/2007 A             1,487,267
------------------------------------------------------------------------------------------------------------------------------
        4,505,000      Bay Minette, AL Industrial
                       Devel. Board (B.F. Goodrich)          6.500       02/15/2009        02/15/2007 A             4,532,075
------------------------------------------------------------------------------------------------------------------------------
          100,000      Bayou La Batre, AL Utilities
                       Board (Water & Sewer)                 5.750       03/01/2027        03/01/2007 A               102,265
------------------------------------------------------------------------------------------------------------------------------
           15,000      Birmingham, AL Multifamily Hsg.
                       (Ascend Care Hsg.-Beaconview)         5.750       07/01/2030        07/01/2012 A                15,216
------------------------------------------------------------------------------------------------------------------------------
           65,000      Birmingham, AL Private
                       Educational Building Authority
                       (Birmingham-Southern College)         6.000       12/01/2021        06/01/2008 A                66,084
------------------------------------------------------------------------------------------------------------------------------
           50,000      Birmingham, AL Special Care
                       Facilities (Children's Hospital
                       of Alabama)                           5.375       06/01/2017        06/01/2007 A                51,275
------------------------------------------------------------------------------------------------------------------------------
           45,000      Colbert County-Northwest, AL
                       Health Care Authority (Helen
                       Keller Hospital)                      5.750       06/01/2015        06/01/2007 A                45,333
------------------------------------------------------------------------------------------------------------------------------
          255,000      Courtland, AL Industrial Devel.
                       Board (Champion International
                       Corp.)                                5.700       10/01/2028        08/01/2011 A               260,189
------------------------------------------------------------------------------------------------------------------------------
          335,000      Courtland, AL Industrial Devel.
                       Board (Champion International
                       Corp.)                                5.750       11/01/2027        11/01/2009 A               344,179
------------------------------------------------------------------------------------------------------------------------------
        1,820,000      Courtland, AL Industrial Devel.
                       Board (Champion International
                       Corp.)                                6.000       08/01/2029        08/01/2011 A             1,891,508
------------------------------------------------------------------------------------------------------------------------------
          190,000      Courtland, AL Industrial Devel.
                       Board (Champion International
                       Corp.)                                6.700       11/01/2029        11/01/2009 A               202,342
------------------------------------------------------------------------------------------------------------------------------
           30,000      Huntsville Madison County, AL
                       Airport Authority                     5.400       07/01/2019        01/01/2008 A                30,630
------------------------------------------------------------------------------------------------------------------------------
            5,000      Huntsville, AL Industrial
                       Devel. Board (Coltec Industries)      9.875       10/01/2010        04/01/2007 A                 5,009
------------------------------------------------------------------------------------------------------------------------------
          100,000      Jefferson County, AL Sewer            5.375       02/01/2027        02/01/2007 A               100,132
------------------------------------------------------------------------------------------------------------------------------
           25,000      Mobile, AL Industrial Devel.
                       Board (International Paper
                       Corp.)                                6.700       03/01/2024        03/01/2010 A                26,843
------------------------------------------------------------------------------------------------------------------------------
           50,000      Mobile, AL Limited Obligation
                       Tax                                   5.500       02/15/2023        02/15/2014 A                52,752
------------------------------------------------------------------------------------------------------------------------------
           40,000      Montgomery, AL Medical Clinic
                       Board (Jackson Hospital &
                       Clinic)                               6.000       03/01/2026        03/01/2007 A                40,555
------------------------------------------------------------------------------------------------------------------------------
       15,000,000      Phenix City, AL Industrial
                       Devel. Board (Meadwestvaco)           6.350       05/15/2035        05/15/2012 A            16,120,350
------------------------------------------------------------------------------------------------------------------------------
          380,000      Prattville, AL Industrial
                       Devel. Board (International
                       Paper Company)                        6.625       03/01/2008        03/01/2007 A               381,429
------------------------------------------------------------------------------------------------------------------------------
           45,000      Tuskegee, AL GO Warrants              5.875       03/01/2008        03/01/2007 A                45,024
------------------------------------------------------------------------------------------------------------------------------
          775,000      Tuskegee, AL GO Warrants              7.000       01/01/2021        01/01/2007 A               776,015
------------------------------------------------------------------------------------------------------------------------------


                   1 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL                                                                           EFFECTIVE
           AMOUNT                                           COUPON        MATURITY          MATURITY*                   VALUE
------------------------------------------------------------------------------------------------------------------------------
ALABAMA CONTINUED
$          70,000      Tuskegee, AL Utilities Board          5.500%      02/01/2016        02/01/2007 A      $         71,504
                                                                                                             -----------------
                                                                                                                   27,074,228
------------------------------------------------------------------------------------------------------------------------------
ALASKA--2.5%
           25,000      AK HFC (Veterans Mtg.)                5.200       12/01/2014        06/01/2012 A                25,139
------------------------------------------------------------------------------------------------------------------------------
        2,865,000      AK HFC, Series A 1                    6.000       06/01/2027        06/01/2007 A             2,914,249
------------------------------------------------------------------------------------------------------------------------------
          240,000      AK HFC, Series A-1                    5.500       12/01/2017        12/01/2007 A               245,350
------------------------------------------------------------------------------------------------------------------------------
           35,000      AK HFC, Series A-2                    5.750       06/01/2024        12/01/2007 A                35,940
------------------------------------------------------------------------------------------------------------------------------
       73,000,000      AK HFC, Series A-2                    5.782 2     06/01/2037        12/01/2007 A            12,496,870
------------------------------------------------------------------------------------------------------------------------------
           15,000      AK HFC, Series A-2                    5.900       06/01/2014        12/01/2009 A                15,388
------------------------------------------------------------------------------------------------------------------------------
       26,540,000      AK HFC, Series A-2 3                  6.200       12/01/2021        06/01/2009 A            26,885,551
------------------------------------------------------------------------------------------------------------------------------
           10,000      AK HFC, Series C                      5.800       06/01/2029        06/01/2010 A                10,081
------------------------------------------------------------------------------------------------------------------------------
        5,000,000      AK Industrial Devel. & Export
                       Authority, Series A                   5.200       04/01/2018        04/01/2008 A             5,119,850
------------------------------------------------------------------------------------------------------------------------------
           50,000      AK Industrial Devel. & Export
                       Authority, Series A                   5.250       04/01/2023        04/01/2008 A                51,226
------------------------------------------------------------------------------------------------------------------------------
           75,000      AK Industrial Devel. & Export
                       Authority, Series A                   5.900       04/01/2017        04/01/2007 A                76,865
------------------------------------------------------------------------------------------------------------------------------
           75,000      AK Industrial Devel. & Export
                       Authority, Series A                   6.125       04/01/2027        04/01/2007 A                76,916
------------------------------------------------------------------------------------------------------------------------------
           25,000      AK Northern Tobacco
                       Securitization Corp. (TASC)           6.200       06/01/2022        06/01/2010 B                26,385
------------------------------------------------------------------------------------------------------------------------------
           30,000      AK Student Loan Corp.                 5.650       07/01/2012        07/01/2007 A                30,253
------------------------------------------------------------------------------------------------------------------------------
           30,000      AK Student Loan Corp. 1               5.750       07/01/2014        07/01/2007 A                30,268
                                                                                                             -----------------
                                                                                                                   48,040,331
------------------------------------------------------------------------------------------------------------------------------
ARIZONA--1.2%
          125,000      AZ Health Facilities Authority
                       (Phoenix Children's Hospital)         6.000       02/15/2032        02/15/2012 A               134,756
------------------------------------------------------------------------------------------------------------------------------
           50,000      AZ Student Loan Acquisition
                       Authority 1                           5.900       05/01/2024        11/01/2009 A                53,274
------------------------------------------------------------------------------------------------------------------------------
          130,000      AZ University Medical Center          5.000       07/01/2021        01/01/2007 A               130,103
------------------------------------------------------------------------------------------------------------------------------
        1,375,000      Goodyear, AZ IDA Water & Sewer
                       (Litchfield Park Service
                       Company)                              6.750       10/01/2031        10/01/2011 A             1,495,271
------------------------------------------------------------------------------------------------------------------------------
        1,960,000      Hassayampa, AZ Community
                       Facilities District (Hassayampa
                       Village Community)                    7.750       07/01/2021        01/01/2007 A             2,061,430
------------------------------------------------------------------------------------------------------------------------------
        1,365,000      Litchfield, AZ Park Community
                       Facility District                     6.375       07/15/2026        07/15/2012 A             1,455,049
------------------------------------------------------------------------------------------------------------------------------
        1,870,000      Maricopa County, AZ IDA
                       (Christian Care Mesa II) 1            6.000       01/01/2014        07/01/2011 B             1,917,199
------------------------------------------------------------------------------------------------------------------------------
           65,000      Maricopa County, AZ IDA (Sun
                       King Apartments) 1                    5.875       11/01/2008        08/12/2007 C                64,893
------------------------------------------------------------------------------------------------------------------------------
           50,000      Maricopa County, AZ IDA (Villas
                       De Merced Apartments)                 5.450       12/20/2027        06/20/2008 A                50,581
------------------------------------------------------------------------------------------------------------------------------
           55,000      Maricopa County, AZ Pollution
                       Control Corp. (Public Service
                       Company of New Mexico)                6.300       12/01/2026        06/01/2007 A                56,254
------------------------------------------------------------------------------------------------------------------------------
           50,000      Phoenix, AZ Civic Improvement
                       Corp.                                 5.250       07/01/2032        07/01/2012 A                52,382
------------------------------------------------------------------------------------------------------------------------------


                   2 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL                                                                           EFFECTIVE
           AMOUNT                                           COUPON        MATURITY          MATURITY*                   VALUE
------------------------------------------------------------------------------------------------------------------------------
ARIZONA CONTINUED
$         455,000      Phoenix, AZ Civic Improvement
                       Corp.                                 5.375%      07/01/2029        07/01/2007 A      $        458,317
------------------------------------------------------------------------------------------------------------------------------
        2,500,000      Phoenix, AZ Civic Improvement
                       Corp.                                 5.625       07/01/2013        07/01/2007 A             2,522,625
------------------------------------------------------------------------------------------------------------------------------
        3,975,000      Phoenix, AZ IDA (Capitol Mews
                       Apartments)                           5.700       12/20/2040        12/20/2012 A             4,173,194
------------------------------------------------------------------------------------------------------------------------------
        1,100,000      Phoenix, AZ IDA (Single Family
                       Mtg.)                                 6.650       10/01/2029        04/15/2007 B             1,130,228
------------------------------------------------------------------------------------------------------------------------------
          940,000      Phoenix, AZ IDA (Ventana Palms
                       Apartments)                           6.200       10/01/2034        10/01/2009 A             1,021,244
------------------------------------------------------------------------------------------------------------------------------
          100,000      Pima County, AZ IDA
                       (International Studies Academy)       6.750       07/01/2031        07/01/2011 A               106,052
------------------------------------------------------------------------------------------------------------------------------
            5,000      Scottsdale, AZ IDA (Scottsdale
                       Memorial Hospitals)                   5.500       09/01/2012        04/28/2010 C                 5,289
------------------------------------------------------------------------------------------------------------------------------
          800,000      Tucson, AZ IDA (Joint Single
                       Family Mtg.)                          5.250       07/01/2038        01/01/2013 B               813,592
------------------------------------------------------------------------------------------------------------------------------
        3,600,000      Tucson, AZ IDA (Joint Single
                       Family Mtg.)                          5.350       01/01/2038        12/01/2015 B             3,829,644
------------------------------------------------------------------------------------------------------------------------------
        1,750,000      Verrado, AZ Community
                       Facilities District                   6.500       07/15/2027        07/15/2013 A             1,891,383
                                                                                                             -----------------
                                                                                                                   23,422,760
------------------------------------------------------------------------------------------------------------------------------
ARKANSAS--0.5%
           35,000      AR Devel. Finance Authority
                       (Clark County Industrial
                       Council)                              5.600       05/01/2008        05/01/2007 A                35,164
------------------------------------------------------------------------------------------------------------------------------
          385,000      AR Devel. Finance Authority
                       (Single Family Mtg.)                  5.300       07/01/2024        07/01/2012 A               393,208
------------------------------------------------------------------------------------------------------------------------------
        5,635,000      AR Devel. Finance Authority
                       (Single Family Mtg.) 1                5.625       01/01/2035        01/01/2016 A             5,989,442
------------------------------------------------------------------------------------------------------------------------------
           10,000      AR Devel. Finance Authority,
                       Series B                              5.800       01/01/2023        07/01/2009 A                10,198
------------------------------------------------------------------------------------------------------------------------------
          130,000      AR Devel. Finance Authority,
                       Series H                              6.100       07/01/2030        01/01/2009 A               132,705
------------------------------------------------------------------------------------------------------------------------------
          885,000      Greater AR Hsg. Assistance
                       Corp. (Hicky Garden Apartments)       6.000       01/01/2023        01/01/2007 A               893,390
------------------------------------------------------------------------------------------------------------------------------
        1,000,000      Northwest AR Regional Airport
                       Authority                             5.250       02/01/2023        02/01/2013 A             1,035,480
------------------------------------------------------------------------------------------------------------------------------
           40,000      Pope County, AR Pollution
                       Control (Arkansas Power & Light
                       Company)                              6.100       12/01/2016        06/01/2007 A                40,077
------------------------------------------------------------------------------------------------------------------------------
           40,000      Pope County, AR Pollution
                       Control (Arkansas Power & Light
                       Company)                              6.300       12/01/2016        06/01/2007 A                40,083
------------------------------------------------------------------------------------------------------------------------------
           45,000      Pope County, AR Pollution
                       Control (Arkansas Power & Light
                       Company)                              6.300       12/01/2016        06/01/2007 A                45,081
------------------------------------------------------------------------------------------------------------------------------
          510,000      Pope County, AR Pollution
                       Control (Arkansas Power & Light
                       Company)                              6.300       11/01/2020        05/01/2007 A               515,263
------------------------------------------------------------------------------------------------------------------------------
          875,000      Warren, AR Solid Waste Disposal
                       (Potlatch Corp.)                      7.500       08/01/2013        02/01/2007 A               876,304
                                                                                                             -----------------
                                                                                                                   10,006,395
------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA-9.0%
       19,000,000      Anaheim, CA Public Financing
                       Authority RITES 4                     8.970 5     12/28/2018        12/01/2007 A            20,727,290
------------------------------------------------------------------------------------------------------------------------------
        7,440,000      CA County Tobacco
                       Securitization Agency (TASC)          0.000 6     06/01/2021        03/15/2014 B             6,452,563
------------------------------------------------------------------------------------------------------------------------------


                   3 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL                                                                           EFFECTIVE
           AMOUNT                                           COUPON        MATURITY          MATURITY*                   VALUE
------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$       5,500,000      CA County Tobacco
                       Securitization Agency (TASC)          0.000% 6    06/01/2028        09/14/2018 B      $      4,751,780
------------------------------------------------------------------------------------------------------------------------------
       13,095,000      CA County Tobacco
                       Securitization Agency (TASC)          0.000 6     06/01/2036        12/01/2018 A            11,350,484
------------------------------------------------------------------------------------------------------------------------------
        3,000,000      CA County Tobacco
                       Securitization Agency (TASC)          0.000 6     06/01/2041        12/01/2018 A             2,608,470
------------------------------------------------------------------------------------------------------------------------------
        3,125,000      CA County Tobacco
                       Securitization Agency (TASC)          5.500       06/01/2033        06/01/2012 A             3,260,000
------------------------------------------------------------------------------------------------------------------------------
        3,740,000      CA County Tobacco
                       Securitization Agency (TASC)          5.750       06/01/2029        12/01/2012 B             3,945,999
------------------------------------------------------------------------------------------------------------------------------
        1,175,000      CA County Tobacco
                       Securitization Agency (TASC)          5.750       06/01/2030        06/04/2012 B             1,239,719
------------------------------------------------------------------------------------------------------------------------------
        2,770,000      CA County Tobacco
                       Securitization Agency (TASC)          5.875       06/01/2027        06/01/2012 A             2,939,025
------------------------------------------------------------------------------------------------------------------------------
        2,505,000      CA County Tobacco
                       Securitization Agency (TASC)          5.875       06/01/2043        06/01/2012 A             2,656,026
------------------------------------------------------------------------------------------------------------------------------
        5,615,000      CA County Tobacco
                       Securitization Agency (TASC)          6.000       06/01/2029        06/01/2012 A             6,004,906
------------------------------------------------------------------------------------------------------------------------------
          135,000      CA County Tobacco
                       Securitization Agency (TASC)          6.000       06/01/2042        06/01/2012 A               144,107
------------------------------------------------------------------------------------------------------------------------------
      207,670,000      CA County Tobacco
                       Securitization Agency (TASC)          6.176 2     06/01/2050        06/01/2016 A            15,209,751
------------------------------------------------------------------------------------------------------------------------------
       18,985,000      CA Golden State Tobacco
                       Securitization Corp.                  6.250       06/01/2033        09/11/2012 B            21,224,281
------------------------------------------------------------------------------------------------------------------------------
          410,000      CA Golden State Tobacco
                       Securitization Corp.                  6.625       06/01/2040        06/01/2013 A               466,457
------------------------------------------------------------------------------------------------------------------------------
        4,940,000      CA Golden State Tobacco
                       Securitization Corp.                  6.750       06/01/2039        06/01/2013 A             5,660,400
------------------------------------------------------------------------------------------------------------------------------
        3,450,000      CA Golden State Tobacco
                       Securitization Corp. (TASC)           7.800       06/01/2042        06/01/2013 A             4,212,347
------------------------------------------------------------------------------------------------------------------------------
        1,200,000      CA Golden State Tobacco
                       Securitization Corp. (TASC)           7.875       06/01/2042        06/01/2013 A             1,470,240
------------------------------------------------------------------------------------------------------------------------------
          190,000      CA Golden State Tobacco
                       Securitization Corp. (TASC)           7.875       06/01/2042        06/01/2013 A               232,788
------------------------------------------------------------------------------------------------------------------------------
        7,350,000      CA Golden State Tobacco
                       Securitization Corp. (TASC) 1         7.900       06/01/2042        06/01/2013 A             9,015,584
------------------------------------------------------------------------------------------------------------------------------
        3,015,000      CA Statewide CDA (Fairfield
                       Apartments)                           6.500       01/01/2016        12/22/2011 C             3,020,065
------------------------------------------------------------------------------------------------------------------------------
        3,000,000      Kern County, CA Hsg. Authority
                       (Pioneer Pines)                       6.150       10/20/2043        10/20/2012 A             3,310,470
------------------------------------------------------------------------------------------------------------------------------
        3,575,000      Lake Elsinore, CA Public
                       Financing Authority, Series F         7.100       09/01/2020        09/01/2007 A             3,715,247
------------------------------------------------------------------------------------------------------------------------------
          150,000      Los Angeles, CA Regional
                       Airports Improvement Corp.
                       (Delta-Continental Airlines)          9.250       08/01/2024        02/01/2007 A               150,473
------------------------------------------------------------------------------------------------------------------------------
       10,675,000      Northern CA Tobacco
                       Securitization Authority (TASC)       0.000 6     06/01/2027        06/12/2016 B            10,367,880
------------------------------------------------------------------------------------------------------------------------------
       14,190,000      Northern CA Tobacco
                       Securitization Authority (TASC)       4.750       06/01/2023        07/18/2011 B            14,435,913
------------------------------------------------------------------------------------------------------------------------------
          500,000      Riverside County, CA Public
                       Financing Authority COP               5.750       05/15/2019        05/15/2009 A               518,240
------------------------------------------------------------------------------------------------------------------------------


                   4 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL                                                                           EFFECTIVE
           AMOUNT                                           COUPON        MATURITY          MATURITY*                   VALUE
------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$       2,000,000      San Francisco City & County, CA
                       COP (San Bruno Jail) 1                5.250%      10/01/2033        10/01/2008 A      $      2,086,120
------------------------------------------------------------------------------------------------------------------------------
        2,000,000      San Marcos, CA Special Tax            5.900       09/01/2028        03/01/2012 A             2,099,360
------------------------------------------------------------------------------------------------------------------------------
        2,000,000      Santa Rosa, CA Rancheria Tachi
                       Yokut Tribe Enterprise                4.500       03/01/2011        04/08/2009 C             1,984,520
------------------------------------------------------------------------------------------------------------------------------
        6,000,000      Santa Rosa, CA Rancheria Tachi
                       Yokut Tribe Enterprise                6.125       03/01/2013        04/06/2011 C             6,414,900
------------------------------------------------------------------------------------------------------------------------------
        3,000,000      Southern CA Tobacco
                       Securitization Authority              4.750       06/01/2025        05/01/2012 B             3,032,610
                                                                                                             -----------------
                                                                                                                  174,708,015
------------------------------------------------------------------------------------------------------------------------------
COLORADO-1.0%
        1,825,000      Adams County, CO Hsg. Authority
                       (Aztec Villa Apartments)              5.850       12/01/2027        12/01/2007 A             1,878,637
------------------------------------------------------------------------------------------------------------------------------
           15,000      Boulder County, CO Multifamily
                       Hsg. (Legacy Apartments)              6.100       11/20/2025        05/20/2007 A                15,166
------------------------------------------------------------------------------------------------------------------------------
           90,000      CO Health Facilities Authority
                       (Northern Colorado Medical
                       Center)                               6.000       05/15/2020        05/15/2007 A                94,858
------------------------------------------------------------------------------------------------------------------------------
           40,000      CO Health Facilities Authority
                       (Sisters of Charity Health Care
                       Systems)                              5.250       05/15/2014        05/15/2007 A                40,044
------------------------------------------------------------------------------------------------------------------------------
          780,000      CO Hsg. & Finance Authority
                       (Single Family)                       5.483 2     11/01/2029        05/01/2010 A               221,933
------------------------------------------------------------------------------------------------------------------------------
          785,000      CO Hsg. & Finance Authority
                       (Single Family)                       5.900       08/01/2023        08/01/2008 B               813,715
------------------------------------------------------------------------------------------------------------------------------
           20,000      CO Hsg. & Finance Authority
                       (Single Family)                       6.050       10/01/2016        02/01/2008 B                20,608
------------------------------------------------------------------------------------------------------------------------------
          375,000      CO Hsg. & Finance Authority
                       (Single Family)                       6.450       04/01/2030        04/01/2009 A               377,678
------------------------------------------------------------------------------------------------------------------------------
        2,485,000      CO Hsg. & Finance Authority
                       (Single Family)                       6.800       04/01/2030        05/01/2007 B             2,521,082
------------------------------------------------------------------------------------------------------------------------------
           40,000      CO Hsg. & Finance Authority
                       (Single Family)                       7.450       10/01/2016        12/08/2007 B                40,801
------------------------------------------------------------------------------------------------------------------------------
           10,000      CO Hsg. & Finance Authority
                       (Single Family)                       7.450       11/01/2027        11/01/2012 A                10,162
------------------------------------------------------------------------------------------------------------------------------
           12,000      CO Hsg. & Finance Authority,
                       Series A                              7.400       11/01/2027        05/01/2007 B                12,120
------------------------------------------------------------------------------------------------------------------------------
           15,000      CO Hsg. & Finance Authority,
                       Series A-4                            6.250       10/01/2013        04/01/2007 A                15,150
------------------------------------------------------------------------------------------------------------------------------
          100,000      CO Hsg. & Finance Authority,
                       Series C-2                            6.875       11/01/2028        03/01/2007 B               101,388
------------------------------------------------------------------------------------------------------------------------------
          370,000      CO Hsg. & Finance Authority,
                       Series D-2                            6.350       11/01/2029        02/02/2007 B               371,447
------------------------------------------------------------------------------------------------------------------------------
            5,000      CO Water Resources & Power
                       Devel. Authority, Series A            5.600       11/01/2017        11/01/2007 A                 5,131
------------------------------------------------------------------------------------------------------------------------------
            5,000      CO Water Resources & Power
                       Devel. Authority, Series A            5.600       11/01/2017        11/01/2007 A                 5,127
------------------------------------------------------------------------------------------------------------------------------
            5,000      CO Water Resources & Power
                       Devel. Authority, Series A            5.750       11/01/2010        05/01/2007 A                 5,036
------------------------------------------------------------------------------------------------------------------------------
           20,000      CO Water Resources & Power
                       Devel. Authority, Series A            5.750       11/01/2010        05/01/2007 A                20,033
------------------------------------------------------------------------------------------------------------------------------
           45,000      Colorado Springs, CO Airport          5.250       01/01/2022        01/01/2007 A                45,046
------------------------------------------------------------------------------------------------------------------------------


                   5 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL                                                                           EFFECTIVE
           AMOUNT                                           COUPON        MATURITY          MATURITY*                   VALUE
------------------------------------------------------------------------------------------------------------------------------
COLORADO CONTINUED
$         100,000      Colorado Springs, CO Airport          5.500%      01/01/2022        01/01/2007 A      $        100,120
------------------------------------------------------------------------------------------------------------------------------
          750,000      Denver, CO City & County
                       Airport Special Facilities
                       (United Air Lines)                    6.875       10/01/2032        10/01/2007 A               775,875
------------------------------------------------------------------------------------------------------------------------------
        2,000,000      Denver, CO City & County
                       Airport, Series A 3                   6.000       11/15/2014        11/15/2010 A             2,145,970
------------------------------------------------------------------------------------------------------------------------------
        3,000,000      Denver, CO City & County
                       Airport, Series A 3                   6.000       11/15/2015        11/15/2010 A             3,239,670
------------------------------------------------------------------------------------------------------------------------------
        3,000,000      Denver, CO City & County
                       Airport, Series A 3                   6.000       11/15/2016        11/15/2010 A             3,226,215
------------------------------------------------------------------------------------------------------------------------------
        2,000,000      Denver, CO City & County
                       Airport, Series A 3                   6.000       11/15/2018        11/15/2010 A             2,145,600
------------------------------------------------------------------------------------------------------------------------------
          510,000      Denver, CO Urban Renewal
                       Authority                             9.125       09/01/2017        03/01/2007 A               517,191
------------------------------------------------------------------------------------------------------------------------------
          500,000      Southlands, CO Medical District       6.750       12/01/2016        12/01/2014 A               553,020
                                                                                                             -----------------
                                                                                                                   19,318,823
------------------------------------------------------------------------------------------------------------------------------
CONNECTICUT-0.9%
           30,000      CT Airport (Bradley
                       International Airport)                5.125       10/01/2026        04/01/2012 A                31,193
------------------------------------------------------------------------------------------------------------------------------
          130,000      CT Devel. Authority (Bridgeport
                       Hydraulic Company)                    6.000       09/01/2036        03/01/2007 A               132,830
------------------------------------------------------------------------------------------------------------------------------
          165,000      CT Devel. Authority (Bridgeport
                       Hydraulic Company)                    6.000       09/01/2036        03/01/2007 A               168,592
------------------------------------------------------------------------------------------------------------------------------
          110,000      CT Devel. Authority (Bridgeport
                       Hydraulic Company)                    6.150       04/01/2035        04/01/2007 A               112,845
------------------------------------------------------------------------------------------------------------------------------
        1,000,000      CT Devel. Authority (Mary Wade
                       Home)                                 6.375       12/01/2018        12/01/2009 A             1,083,970
------------------------------------------------------------------------------------------------------------------------------
        2,000,000      CT Devel. Authority Airport
                       Facility (Learjet)                    7.950       04/01/2026        10/01/2014 A             2,411,520
------------------------------------------------------------------------------------------------------------------------------
          585,000      CT Devel. Authority Pollution
                       Control (Connecticut Light &
                       Power Company)                        5.850       09/01/2028        10/01/2008 A               615,285
------------------------------------------------------------------------------------------------------------------------------
        3,335,000      CT Devel. Authority Pollution
                       Control (Connecticut Light &
                       Power Company) 1                      5.950       09/01/2028        10/01/2008 A             3,501,050
------------------------------------------------------------------------------------------------------------------------------
           90,000      CT H&EFA (Bridgeport Hospital)        5.375       07/01/2019        07/01/2007 A                91,904
------------------------------------------------------------------------------------------------------------------------------
          100,000      CT H&EFA (Bridgeport Hospital)        5.375       07/01/2025        01/01/2007 A               102,113
------------------------------------------------------------------------------------------------------------------------------
           30,000      CT H&EFA (Bridgeport Hospital)        6.625       07/01/2018        01/01/2007 A                30,069
------------------------------------------------------------------------------------------------------------------------------
          160,000      CT H&EFA (DKH/CHHC/HNE
                       Obligated Group)                      5.375       07/01/2026        01/01/2007 A               163,381
------------------------------------------------------------------------------------------------------------------------------
           30,000      CT H&EFA (Lawrence & Memorial
                       Hospital)                             5.000       07/01/2022        01/01/2007 A                30,023
------------------------------------------------------------------------------------------------------------------------------
           45,000      CT H&EFA (Loomis Chaffee)             5.500       07/01/2026        01/01/2007 A                45,509
------------------------------------------------------------------------------------------------------------------------------
        1,265,000      CT H&EFA (New Britain General
                       Hospital), Series B                   6.000       07/01/2024        01/01/2007 A             1,288,213
------------------------------------------------------------------------------------------------------------------------------
           70,000      CT HFA                                5.100       11/15/2029        05/15/2013 A                71,971
------------------------------------------------------------------------------------------------------------------------------
          130,000      CT HFA, Series C                      5.500       11/15/2035        05/15/2008 A               133,290
------------------------------------------------------------------------------------------------------------------------------
        1,560,000      CT Resource Recovery Authority
                       (Browning-Ferris Industries)          6.450       11/15/2022        05/15/2007 A             1,586,832
------------------------------------------------------------------------------------------------------------------------------


                   6 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL                                                                           EFFECTIVE
           AMOUNT                                           COUPON        MATURITY          MATURITY*                   VALUE
------------------------------------------------------------------------------------------------------------------------------
CONNECTICUT CONTINUED
$         110,000      CT Special Obligation Parking
                       (Bradley International Airport
                       Parking)                              6.600%      07/01/2024        07/01/2010 A      $        120,018
------------------------------------------------------------------------------------------------------------------------------
           25,000      Eastern CT Res Rec
                       (Wheelabrator Lisbon)                 5.300       01/01/2007        01/01/2007                  25,002
------------------------------------------------------------------------------------------------------------------------------
          175,000      Eastern CT Res Rec
                       (Wheelabrator Lisbon)                 5.500       01/01/2014        01/01/2007 A               176,750
------------------------------------------------------------------------------------------------------------------------------
           20,000      Eastern CT Res Rec
                       (Wheelabrator Lisbon)                 5.500       01/01/2015        01/01/2007 A                20,211
------------------------------------------------------------------------------------------------------------------------------
        3,980,000      Eastern CT Res Rec
                       (Wheelabrator Lisbon) 1               5.500       01/01/2020        01/01/2007 A             3,982,667
------------------------------------------------------------------------------------------------------------------------------
          600,000      Mashantucket, CT Western Pequot
                       Tribe, Series B                       5.600       09/01/2009        09/01/2007 A               616,950
------------------------------------------------------------------------------------------------------------------------------
        1,000,000      Sprague, CT Environmental
                       Improvement (International
                       Paper Company)                        5.700       10/01/2021        10/01/2009 A             1,028,570
------------------------------------------------------------------------------------------------------------------------------
           35,000      Waterbury, CT Hsg. Authority
                       (Multifamily)                         5.700       02/01/2016        12/01/2007 A                36,019
                                                                                                             -----------------
                                                                                                                   17,606,777
------------------------------------------------------------------------------------------------------------------------------
DELAWARE-1.2%
           25,000      DE EDA (General Motors Corp.)         5.600       04/01/2009        04/01/2009                  24,971
------------------------------------------------------------------------------------------------------------------------------
           50,000      DE EDA (Peninsula United
                       Methodist Homes)                      6.100       05/01/2010        05/01/2007 A                51,187
------------------------------------------------------------------------------------------------------------------------------
          320,000      DE EDA (United Waterworks)            6.200       06/01/2025        06/01/2007 A               323,107
------------------------------------------------------------------------------------------------------------------------------
           20,000      DE Hsg. Authority (Multifamily
                       Mtg.)                                 7.375       01/01/2015        09/11/2011 C                19,997
------------------------------------------------------------------------------------------------------------------------------
           20,000      DE Hsg. Authority (Single
                       Family Mtg.)                          5.450       01/01/2032        07/01/2007 B                20,239
------------------------------------------------------------------------------------------------------------------------------
        7,000,000      DE Hsg. Authority (Single
                       Family Mtg.)                          5.875       01/01/2038        11/10/2011 A             7,559,580
------------------------------------------------------------------------------------------------------------------------------
           10,000      DE Hsg. Authority (Single
                       Family Mtg.)                          6.050       07/01/2028        07/01/2009 A                10,184
------------------------------------------------------------------------------------------------------------------------------
       10,000,000      DE Hsg. Authority (Single
                       Family Mtg.) 1                        6.200       07/01/2037        06/15/2011 B            10,881,200
------------------------------------------------------------------------------------------------------------------------------
        5,000,000      DE Hsg. Authority (Single
                       Family Mtg.)                          6.250       07/01/2037        08/24/2011 B             5,450,750
------------------------------------------------------------------------------------------------------------------------------
           10,000      Wilmington, DE GO                     6.200       10/01/2016        04/01/2007 A                10,219
                                                                                                             -----------------
                                                                                                                   24,351,434
------------------------------------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA-1.9%
          200,000      District of Columbia (James F.
                       Oyster Elementary School)             6.450       11/01/2034        11/01/2010 A               217,714
------------------------------------------------------------------------------------------------------------------------------
          180,000      District of Columbia HFA
                       (Single Family), Series A             6.850       06/01/2031        06/28/2007 B               182,581
------------------------------------------------------------------------------------------------------------------------------
           25,000      District of Columbia HFA
                       (Single Family), Series B             5.900       12/01/2028        06/01/2009 A                25,407
------------------------------------------------------------------------------------------------------------------------------
        1,895,000      District of Columbia Tobacco
                       Settlement Financing Corp.            6.250       05/15/2024        11/15/2011 B             2,041,635
------------------------------------------------------------------------------------------------------------------------------
          110,000      District of Columbia Tobacco
                       Settlement Financing Corp.            6.500       05/15/2033        08/06/2019 C               132,334
------------------------------------------------------------------------------------------------------------------------------
       11,230,000      District of Columbia Tobacco
                       Settlement Financing Corp.            6.750       05/15/2040        05/15/2011 A            12,333,909
------------------------------------------------------------------------------------------------------------------------------


                   7 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL                                                                           EFFECTIVE
           AMOUNT                                           COUPON        MATURITY          MATURITY*                   VALUE
------------------------------------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA CONTINUED
$     232,000,000      District of Columbia Tobacco
                       Settlement Financing Corp.
                       (TASC)                                6.250% 2    06/15/2046        06/15/2016 A      $     21,784,800
------------------------------------------------------------------------------------------------------------------------------
           20,000      Metropolitan Washington D.C.
                       Airport Authority, Series A           5.250       10/01/2032        10/01/2012 A                21,073
------------------------------------------------------------------------------------------------------------------------------
          110,000      Metropolitan Washington D.C.
                       Airport Authority, Series B           5.500       10/01/2023        10/01/2009 A               112,061
------------------------------------------------------------------------------------------------------------------------------
          100,000      Washington, DC Convention Center      5.250       10/01/2015        10/01/2008 A               103,491
                                                                                                             -----------------
                                                                                                                   36,955,005
------------------------------------------------------------------------------------------------------------------------------
FLORIDA-7.0%
           10,000      Alachua County, FL Health
                       Facilities Authority (Shands
                       Teaching Hospital and Clinics)        5.800       12/01/2026        06/01/2007 A                10,215
------------------------------------------------------------------------------------------------------------------------------
           45,000      Alachua County, FL Public
                       Improvement                           5.375       08/01/2017        08/01/2007 A                45,510
------------------------------------------------------------------------------------------------------------------------------
           15,000      Baker County, FL Hospital
                       Authority                             5.300       12/01/2023        12/01/2008 A                15,430
------------------------------------------------------------------------------------------------------------------------------
           25,000      Bay County, FL Water System           6.250       09/01/2014        03/01/2007 A                25,051
------------------------------------------------------------------------------------------------------------------------------
          950,000      Bonnet Creek, FL Resort
                       Community Devel. District
                       Special Assessment                    7.125       05/01/2012        01/10/2010 C             1,044,183
------------------------------------------------------------------------------------------------------------------------------
        6,000,000      Brevard County, FL Health
                       Facilities Authority (Holmes
                       Regional Medical Center)              5.600       10/01/2010        04/01/2007 A             6,068,220
------------------------------------------------------------------------------------------------------------------------------
          150,000      Brevard County, FL Health
                       Facilities Authority (Holmes
                       Regional Medical Center)              5.625       10/01/2014        04/01/2007 A               151,709
------------------------------------------------------------------------------------------------------------------------------
           35,000      Brevard County, FL Industrial
                       Devel. (The Kroger Company)           7.250       01/01/2009        01/01/2007 A                35,061
------------------------------------------------------------------------------------------------------------------------------
        2,000,000      Broward County, FL Airport
                       Facilities (Learjet) 1                7.500       11/01/2020        11/01/2014 A             2,352,740
------------------------------------------------------------------------------------------------------------------------------
           35,000      Broward County, FL Airport
                       System                                5.000       10/01/2023        10/01/2008 A                35,727
------------------------------------------------------------------------------------------------------------------------------
           25,000      Broward County, FL Airport
                       System                                5.125       10/01/2017        10/01/2008 A                25,657
------------------------------------------------------------------------------------------------------------------------------
           90,000      Broward County, FL Airport
                       System                                5.250       10/01/2026        10/01/2012 A                94,452
------------------------------------------------------------------------------------------------------------------------------
           75,000      Broward County, FL Airport
                       System (Passenger Facility)           5.250       10/01/2015        10/01/2008 A                77,483
------------------------------------------------------------------------------------------------------------------------------
          445,000      Broward County, FL HFA                5.400       10/01/2038        04/01/2016 A               456,632
------------------------------------------------------------------------------------------------------------------------------
           25,000      Broward County, FL HFA
                       (Bridgewater Place Apartments)        5.500       04/01/2041        10/01/2011 A                25,813
------------------------------------------------------------------------------------------------------------------------------
          140,000      Broward County, FL HFA (Pompano
                       Oaks Apartments)                      6.100       12/01/2038        06/01/2007 A               143,503
------------------------------------------------------------------------------------------------------------------------------
           15,000      Broward County, FL HFA Single
                       Family Mtg., Series A                 6.200       04/01/2030        04/01/2009 A                15,346
------------------------------------------------------------------------------------------------------------------------------
          215,000      Broward County, FL Port
                       Facilities                            5.000       09/01/2027        09/01/2009 A               218,694
------------------------------------------------------------------------------------------------------------------------------
          110,000      Broward County, FL Port
                       Facilities                            5.000       09/01/2027        09/01/2009 A               111,724
------------------------------------------------------------------------------------------------------------------------------
          560,000      Clay County, FL HFA (Single
                       Family Mtg.)                          5.450       04/01/2031        10/01/2007 B               569,598
------------------------------------------------------------------------------------------------------------------------------
           10,000      Clay County, FL HFA (Single
                       Family Mtg.)                          6.000       04/01/2030        04/01/2007 A                10,256
------------------------------------------------------------------------------------------------------------------------------
           95,000      Clay County, FL HFA (Single
                       Family Mtg.)                          6.550       03/01/2028        03/01/2007 A                97,024
------------------------------------------------------------------------------------------------------------------------------
           80,000      Collier County, FL HFA
                       (Whistlers Green Apartments)          5.400       12/01/2027        12/01/2011 A                81,780
------------------------------------------------------------------------------------------------------------------------------


                   8 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL                                                                           EFFECTIVE
           AMOUNT                                           COUPON        MATURITY          MATURITY*                   VALUE
------------------------------------------------------------------------------------------------------------------------------
FLORIDA CONTINUED
$         775,000      Collier County, FL IDA (Allete)       6.500%      10/01/2025        01/01/2007 A      $        784,161
------------------------------------------------------------------------------------------------------------------------------
        2,000,000      Concorde Estates, FL Community
                       Devel. District                       5.000       05/01/2011        05/01/2007 C             1,999,480
------------------------------------------------------------------------------------------------------------------------------
           25,000      Dade County, FL Aviation (Miami
                       International Airport)                5.125       10/01/2013        10/01/2007 A                25,583
------------------------------------------------------------------------------------------------------------------------------
           15,000      Dade County, FL Aviation (Miami
                       International Airport)                5.125       10/01/2017        10/01/2007 A                15,329
------------------------------------------------------------------------------------------------------------------------------
        2,745,000      Dade County, FL Aviation (Miami
                       International Airport)                5.750       10/01/2026        10/01/2008 A             2,803,633
------------------------------------------------------------------------------------------------------------------------------
        2,280,000      Dade County, FL Aviation,
                       Series A                              5.750       10/01/2011        04/01/2007 A             2,328,610
------------------------------------------------------------------------------------------------------------------------------
           45,000      Dade County, FL Aviation,
                       Series A                              5.750       10/01/2012        04/01/2007 A                45,959
------------------------------------------------------------------------------------------------------------------------------
        5,495,000      Dade County, FL Aviation,
                       Series A                              5.750       10/01/2015        04/01/2007 A             5,613,088
------------------------------------------------------------------------------------------------------------------------------
          215,000      Dade County, FL Aviation,
                       Series A                              5.750       10/01/2018        04/01/2007 A               219,592
------------------------------------------------------------------------------------------------------------------------------
          125,000      Dade County, FL Educational
                       Facilities Authority
                       (University of Miami)                 5.500       04/01/2011        04/01/2007 A               127,674
------------------------------------------------------------------------------------------------------------------------------
           25,000      Dade County, FL Educational
                       Facilities Authority
                       (University of Miami)                 5.750       04/01/2020        04/01/2007 A                25,541
------------------------------------------------------------------------------------------------------------------------------
           70,000      Dade County, FL Educational
                       Facilities Authority
                       (University of Miami)                 5.750       04/01/2020        04/01/2007 A                71,513
------------------------------------------------------------------------------------------------------------------------------
          215,000      Dade County, FL GO (Seaport)          5.125       10/01/2026        10/01/2007 A               219,451
------------------------------------------------------------------------------------------------------------------------------
           30,000      Dade County, FL Health
                       Facilities Authority (Baptist
                       Hospital of Miami)                    5.250       05/15/2013        05/15/2007 A                30,034
------------------------------------------------------------------------------------------------------------------------------
          195,000      Dade County, FL Health
                       Facilities Authority (Baptist
                       Hospital of Miami)                    5.250       05/15/2021        05/15/2007 A               195,201
------------------------------------------------------------------------------------------------------------------------------
           20,000      Dade County, FL Health
                       Facilities Authority (Baptist
                       Hospital of Miami)                    5.250       05/15/2021        05/15/2007 A                20,021
------------------------------------------------------------------------------------------------------------------------------
           50,000      Dade County, FL Res Rec               5.500       10/01/2010        04/01/2007 A                51,052
------------------------------------------------------------------------------------------------------------------------------
          145,000      Dade County, FL Res Rec               5.500       10/01/2013        04/01/2007 A               148,039
------------------------------------------------------------------------------------------------------------------------------
          700,000      Dade County, FL School District       5.000       02/15/2015        02/15/2007 A               708,099
------------------------------------------------------------------------------------------------------------------------------
           45,000      Dade County, FL Seaport               5.125       10/01/2021        10/01/2007 A                45,948
------------------------------------------------------------------------------------------------------------------------------
          200,000      Dade County, FL Seaport               5.450       10/01/2016        10/01/2007 A               204,272
------------------------------------------------------------------------------------------------------------------------------
           70,000      Dade County, FL Seaport               5.500       10/01/2026        04/01/2007 A                71,492
------------------------------------------------------------------------------------------------------------------------------
        1,440,000      Dade County, FL Seaport               5.750       10/01/2015        04/01/2007 A             1,456,733
------------------------------------------------------------------------------------------------------------------------------
            5,000      Duval County, FL HFA (Single
                       Family Mtg.)                          5.950       04/01/2030        04/01/2009 A                 5,113
------------------------------------------------------------------------------------------------------------------------------
           10,000      Duval County, FL Hsg. Finance
                       Authority (Single Family Mtg.)        5.300       04/01/2029        04/01/2010 A                10,113
------------------------------------------------------------------------------------------------------------------------------
        1,000,000      East Homestead, FL Community
                       Devel. District                       5.000       05/01/2011        04/01/2008 C             1,010,180
------------------------------------------------------------------------------------------------------------------------------
          155,000      Edgewater, FL Water & Sewer           5.500       10/01/2021        04/01/2007 A               155,228
------------------------------------------------------------------------------------------------------------------------------
        7,140,000      Escambia County, FL Health
                       Facilities Authority 3                5.950       07/01/2020        07/01/2020               7,425,564
------------------------------------------------------------------------------------------------------------------------------


                   9 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL                                                                           EFFECTIVE
           AMOUNT                                           COUPON        MATURITY          MATURITY*                   VALUE
------------------------------------------------------------------------------------------------------------------------------
FLORIDA CONTINUED
$         115,000      Escambia County, FL Health
                       Facilities Authority (Baptist
                       Manor)                                5.125%      10/01/2019        10/01/2010 A      $        117,422
------------------------------------------------------------------------------------------------------------------------------
            5,000      Escambia County, FL HFA
                       (Multi-County)                        6.400       10/01/2030        04/01/2010 A                 5,057
------------------------------------------------------------------------------------------------------------------------------
           10,000      Escambia County, FL HFA
                       (Multi-County), Series A              6.100       04/01/2030        04/01/2007 A                10,230
------------------------------------------------------------------------------------------------------------------------------
           45,000      Escambia County, FL HFA
                       (Multi-County), Series C              5.875       10/01/2028        10/01/2008 A                45,896
------------------------------------------------------------------------------------------------------------------------------
            5,000      Escambia County, FL School
                       Board COP                             5.500       02/01/2016        02/01/2007 A                 5,092
------------------------------------------------------------------------------------------------------------------------------
        1,610,000      Fiddlers Creek, FL Community
                       Devel. District                       5.800       05/01/2021        05/01/2010 A             1,620,755
------------------------------------------------------------------------------------------------------------------------------
        1,045,000      Fiddlers Creek, FL Community
                       Devel. District                       5.875       05/01/2021        05/01/2009 A             1,093,091
------------------------------------------------------------------------------------------------------------------------------
           25,000      FL Agriculture & Mechanical
                       University (Student Apartment
                       Facility)                             5.625       07/01/2021        01/01/2007 A                25,246
------------------------------------------------------------------------------------------------------------------------------
          135,000      FL Agriculture & Mechanical
                       University (Student Apartment
                       Facility)                             5.625       07/01/2025        01/01/2007 A               136,249
------------------------------------------------------------------------------------------------------------------------------
           25,000      FL Agriculture & Mechanical
                       University (Student Apartment
                       Facility)                             6.500       07/01/2023        01/01/2007 A                25,003
------------------------------------------------------------------------------------------------------------------------------
        4,250,000      FL Gateway Services Community
                       Devel. District Special
                       Assessment (Sun City Center)          5.500       05/01/2010        02/15/2007 C             4,268,020
------------------------------------------------------------------------------------------------------------------------------
           25,000      FL GO                                 5.000       07/01/2028        07/01/2010 A                25,699
------------------------------------------------------------------------------------------------------------------------------
           20,000      FL GO (Jefferson County Road)         5.900       05/01/2010        05/01/2007 A                20,036
------------------------------------------------------------------------------------------------------------------------------
          125,000      FL HFA                                6.300       09/01/2036        03/01/2007 A               127,619
------------------------------------------------------------------------------------------------------------------------------
           25,000      FL HFA                                6.350       07/01/2028        01/01/2009 A                25,270
------------------------------------------------------------------------------------------------------------------------------
           25,000      FL HFA 1                              6.350       07/01/2028        01/01/2007 A                25,530
------------------------------------------------------------------------------------------------------------------------------
           15,000      FL HFA (Aloma Bend)                   5.350       12/01/2027        12/01/2007 A                15,460
------------------------------------------------------------------------------------------------------------------------------
           25,000      FL HFA (Driftwood Terrace)            7.650       12/20/2031        06/20/2007 A                25,788
------------------------------------------------------------------------------------------------------------------------------
           40,000      FL HFA (Holly Cove Apartments)        6.250       10/01/2035        10/01/2007 A                40,385
------------------------------------------------------------------------------------------------------------------------------
           25,000      FL HFA (Indian Run Apartments) 1      6.100       12/01/2026        12/01/2008 A                25,523
------------------------------------------------------------------------------------------------------------------------------
           25,000      FL HFA (Landings at Sea Forest)       5.850       12/01/2018        12/01/2008 A                25,521
------------------------------------------------------------------------------------------------------------------------------
           25,000      FL HFA (Landings at Sea Forest)       6.050       12/01/2036        12/01/2007 A                25,520
------------------------------------------------------------------------------------------------------------------------------
           25,000      FL HFA (Landings Boot Ranch)          5.875       11/01/2015        05/01/2007 A                25,423
------------------------------------------------------------------------------------------------------------------------------
          205,000      FL HFA (Landings Boot Ranch)          6.100       11/01/2035        05/01/2007 A               209,656
------------------------------------------------------------------------------------------------------------------------------
            5,000      FL HFA (Mariner Club
                       Apartments), Series K-1               6.375       09/01/2036        03/01/2007 A                 5,118
------------------------------------------------------------------------------------------------------------------------------
          100,000      FL HFA (Reserve at Kanpaha)           5.500       07/01/2020        07/01/2007 A               102,464
------------------------------------------------------------------------------------------------------------------------------
           60,000      FL HFA (Reserve at North Shore)       5.500       11/01/2020        05/01/2009 A                61,241
------------------------------------------------------------------------------------------------------------------------------
           25,000      FL HFA (Reserve at North Shore)       5.600       11/01/2027        05/01/2009 A                25,481
------------------------------------------------------------------------------------------------------------------------------
           80,000      FL HFA (Riverfront Apartments)        6.200       04/01/2027        04/01/2007 A                81,870
------------------------------------------------------------------------------------------------------------------------------
           15,000      FL HFA (Sarah's Place
                       Apartments)                           5.250       05/01/2022        05/01/2010 A                15,323
------------------------------------------------------------------------------------------------------------------------------
            5,000      FL HFA (Stoddert Arms
                       Apartments)                           5.900       09/01/2010        03/01/2007 A                 5,101
------------------------------------------------------------------------------------------------------------------------------


                  10 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL                                                                           EFFECTIVE
           AMOUNT                                           COUPON        MATURITY          MATURITY*                   VALUE
------------------------------------------------------------------------------------------------------------------------------
FLORIDA CONTINUED
$          75,000      FL HFA (Stoddert Arms
                       Apartments) 1                         6.300%      09/01/2036        03/01/2007 A      $         76,572
------------------------------------------------------------------------------------------------------------------------------
           65,000      FL HFA (Villas of Capri)              6.100       04/01/2017        04/01/2007 A                66,364
------------------------------------------------------------------------------------------------------------------------------
           75,000      FL HFA (Willow Lake Apartments)       5.400       01/01/2032        01/01/2008 A                76,563
------------------------------------------------------------------------------------------------------------------------------
           25,000      FL HFA (Windchase Apartments)         5.750       12/01/2017        06/01/2007 A                25,604
------------------------------------------------------------------------------------------------------------------------------
           15,000      FL HFA (Windchase Apartments),
                       Series C                              5.900       12/01/2027        06/01/2009 A                15,363
------------------------------------------------------------------------------------------------------------------------------
          195,000      FL HFA (Worthington Apartments)       6.050       12/01/2025        12/01/2007 A               197,127
------------------------------------------------------------------------------------------------------------------------------
           15,000      FL HFA (Worthington Apartments)       6.200       12/01/2035        06/01/2007 A                15,166
------------------------------------------------------------------------------------------------------------------------------
          180,000      FL HFA (Worthwhile Devel.
                       Ltd./Riverfront Apartments)           6.250       04/01/2037        04/01/2007 A               184,165
------------------------------------------------------------------------------------------------------------------------------
           40,000      FL HFA, Series 3 1                    6.200       07/01/2016        01/01/2009 A                40,838
------------------------------------------------------------------------------------------------------------------------------
           20,000      FL HFA, Series 3 1                    6.300       07/01/2024        01/01/2007 A                21,119
------------------------------------------------------------------------------------------------------------------------------
           25,000      FL HFA, Series A                      6.400       06/01/2024        06/01/2007 A                25,519
------------------------------------------------------------------------------------------------------------------------------
          225,000      FL HFC                                5.453 2     07/01/2030        01/01/2011 A                62,532
------------------------------------------------------------------------------------------------------------------------------
           20,000      FL HFC                                5.900       07/01/2021        07/01/2009 A                20,174
------------------------------------------------------------------------------------------------------------------------------
           10,000      FL HFC                                5.950       01/01/2032        01/01/2010 A                10,346
------------------------------------------------------------------------------------------------------------------------------
           20,000      FL HFC (Ashton Lake Apartments)       5.875       01/01/2041        01/01/2011 A                20,803
------------------------------------------------------------------------------------------------------------------------------
          430,000      FL HFC (Bernwood Trace
                       Associates)                           5.832 2     12/01/2029        12/01/2011 A               113,387
------------------------------------------------------------------------------------------------------------------------------
           50,000      FL HFC (Grande Court Boggy
                       Creek)                                5.000       09/01/2021        09/01/2012 A                51,375
------------------------------------------------------------------------------------------------------------------------------
           15,000      FL HFC (Hampton Court
                       Apartments)                           5.600       03/01/2032        03/01/2009 A                15,446
------------------------------------------------------------------------------------------------------------------------------
           35,000      FL HFC (Homeowner Mtg.)               5.350       01/01/2021        01/01/2008 B                35,633
------------------------------------------------------------------------------------------------------------------------------
           40,000      FL HFC (Homeowner Mtg.)               5.500       07/01/2012        07/01/2009 A                40,498
------------------------------------------------------------------------------------------------------------------------------
          270,000      FL HFC (Homeowner Mtg.)               5.580 2     01/01/2029        06/01/2009 A                79,928
------------------------------------------------------------------------------------------------------------------------------
           35,000      FL HFC (Homeowner Mtg.)               5.750       07/01/2017        07/01/2009 A                35,278
------------------------------------------------------------------------------------------------------------------------------
       10,000,000      FL HFC (Homeowner Mtg.) 1             5.750       01/01/2037        01/01/2016 A            10,715,200
------------------------------------------------------------------------------------------------------------------------------
           30,000      FL HFC (Homeowner Mtg.)               5.900       07/01/2029        07/01/2009 A                30,297
------------------------------------------------------------------------------------------------------------------------------
          100,000      FL HFC (Logan Heights
                       Apartments)                           5.850       10/01/2033        10/01/2011 A               104,137
------------------------------------------------------------------------------------------------------------------------------
          100,000      FL HFC (Logan Heights
                       Apartments)                           6.000       10/01/2039        10/01/2009 A               105,719
------------------------------------------------------------------------------------------------------------------------------
           25,000      FL HFC (Marina Bay Apartments)        5.750       08/01/2033        02/01/2011 A                25,820
------------------------------------------------------------------------------------------------------------------------------
           20,000      FL HFC (Peacock Run Apartments)       5.400       08/01/2042        08/01/2012 A                20,600
------------------------------------------------------------------------------------------------------------------------------
           50,000      FL HFC (Raceway Pointe Partners)      5.750       09/01/2027        09/01/2011 A                52,319
------------------------------------------------------------------------------------------------------------------------------
        5,780,000      FL HFC (Raintree Apartments)          6.050       03/01/2042        09/01/2010 A             6,197,027
------------------------------------------------------------------------------------------------------------------------------
           15,000      FL HFC (River Trace Senior
                       Apartments)                           5.700       07/01/2035        01/01/2011 A                15,459
------------------------------------------------------------------------------------------------------------------------------
           15,000      FL HFC (Seminole Ridge
                       Apartments)                           6.000       10/01/2029        10/01/2009 A                15,779
------------------------------------------------------------------------------------------------------------------------------
           45,000      FL HFC (Waverly Apartments)           6.200       07/01/2035        07/01/2010 A                47,837
------------------------------------------------------------------------------------------------------------------------------
           25,000      FL HFC (Westwood Apartments)          5.450       02/01/2041        02/01/2011 A                25,665
------------------------------------------------------------------------------------------------------------------------------
           30,000      FL HFC (Winterlakes Sanctuary),
                       Series H-1                            6.000       09/01/2032        09/01/2011 A                31,369
------------------------------------------------------------------------------------------------------------------------------
           15,000      FL HFC (Woodridge Apartments)         6.000       10/01/2039        10/01/2009 A                15,737
------------------------------------------------------------------------------------------------------------------------------
          190,000      FL Ports Financing Commission         5.375       06/01/2016        06/01/2007 A               194,934
------------------------------------------------------------------------------------------------------------------------------
        1,820,000      FL Ports Financing Commission         5.375       06/01/2027        06/01/2007 A             1,848,738
------------------------------------------------------------------------------------------------------------------------------


                  11 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL                                                                           EFFECTIVE
           AMOUNT                                           COUPON        MATURITY          MATURITY*                   VALUE
------------------------------------------------------------------------------------------------------------------------------
FLORIDA CONTINUED
$          20,000      FL Ports Financing Commission         5.500%      10/01/2023        10/01/2009 A      $         20,999
------------------------------------------------------------------------------------------------------------------------------
          120,000      FL Ports Financing Commission         5.500       10/01/2029        10/01/2009 A               125,993
------------------------------------------------------------------------------------------------------------------------------
           25,000      FL State Division of Bond
                       Finance (Dept. of Environmental
                       Protection)                           5.375       07/01/2010        01/01/2007 A                25,035
------------------------------------------------------------------------------------------------------------------------------
           75,000      Greater Orlando, FL Aviation
                       Authority                             5.125       10/01/2012        10/01/2007 A                76,356
------------------------------------------------------------------------------------------------------------------------------
           20,000      Greater Orlando, FL Aviation
                       Authority                             5.125       10/01/2015        10/01/2007 A                20,356
------------------------------------------------------------------------------------------------------------------------------
           45,000      Greater Orlando, FL Aviation
                       Authority                             5.125       10/01/2016        10/01/2007 A                45,791
------------------------------------------------------------------------------------------------------------------------------
           25,000      Greater Orlando, FL Aviation
                       Authority                             5.125       10/01/2017        10/01/2007 A                25,432
------------------------------------------------------------------------------------------------------------------------------
          120,000      Greater Orlando, FL Aviation
                       Authority                             5.125       10/01/2028        10/01/2010 A               123,304
------------------------------------------------------------------------------------------------------------------------------
          620,000      Greater Orlando, FL Aviation
                       Authority                             5.250       10/01/2023        10/01/2007 A               631,817
------------------------------------------------------------------------------------------------------------------------------
            5,000      Highlands County, FL Health
                       Facilities Authority
                       (AHS-GA/AHS-Sunbelt/CV/OCC/Fletcher
                       /FH-Waterman Obligated Group)         5.250       11/15/2020        11/15/2008 A                 5,201
------------------------------------------------------------------------------------------------------------------------------
        3,270,000      Highlands, FL Community Devel.
                       District                              5.000       05/01/2011        05/01/2008 C             3,293,479
------------------------------------------------------------------------------------------------------------------------------
           40,000      Hillsborough County, FL HFA,
                       Series A                              5.300       04/01/2031        10/01/2007 A                40,796
------------------------------------------------------------------------------------------------------------------------------
        2,000,000      Hillsborough County, FL IDA
                       (National Gypsum Company)             7.125       04/01/2030        10/01/2010 A             2,196,640
------------------------------------------------------------------------------------------------------------------------------
        1,000,000      Hillsborough County, FL IDA
                       (University Community Hospital)       5.625       08/15/2023        08/15/2010 A             1,044,140
------------------------------------------------------------------------------------------------------------------------------
           30,000      Indian River County, FL
                       Hospital District
                       (IRMH/IRHS/HSIR Obligated Group)      5.700       10/01/2015        10/01/2007 A                30,641
------------------------------------------------------------------------------------------------------------------------------
        1,000,000      Jacksonville, FL EDC (Met
                       Packaging Solutions)                  5.500       10/01/2030        10/01/2015 A             1,073,500
------------------------------------------------------------------------------------------------------------------------------
        5,555,000      Jacksonville, FL EDC (Met
                       Packaging Solutions)                  5.875       06/01/2025        06/01/2016 A             6,174,438
------------------------------------------------------------------------------------------------------------------------------
        2,910,000      Jacksonville, FL EDC (Met
                       Packaging Solutions)                  5.875       06/01/2031        06/01/2016 A             3,225,008
------------------------------------------------------------------------------------------------------------------------------
           20,000      Jacksonville, FL Electric
                       Authority                             5.000       10/01/2023        10/01/2008 A                20,318
------------------------------------------------------------------------------------------------------------------------------
           85,000      Jacksonville, FL Electric
                       Authority (Water & Sewer)             5.400       10/01/2020        04/01/2007 A                85,969
------------------------------------------------------------------------------------------------------------------------------
          465,000      Jacksonville, FL Health
                       Facilities Authority
                       (DCHSA/SAH/SVH Obligated Group)       5.125       08/15/2027        08/15/2007 A               473,045
------------------------------------------------------------------------------------------------------------------------------
          390,000      Jacksonville, FL Pollution
                       Control (Anheuser-Busch
                       Companies)                            5.700       08/01/2031        02/01/2007 A               394,376
------------------------------------------------------------------------------------------------------------------------------
           70,000      Jacksonville, FL Port Authority       5.625       11/01/2026        11/01/2010 A                74,148
------------------------------------------------------------------------------------------------------------------------------
            5,000      Jacksonville, FL Sales Tax
                       (River City Renaissance)              5.125       10/01/2018        04/01/2007 A                 5,018
------------------------------------------------------------------------------------------------------------------------------
          320,000      Jacksonville, FL Sewage & Solid
                       Waste Disposal (Anheuser-Busch
                       Companies)                            5.875       02/01/2036        02/01/2007 A               323,693
------------------------------------------------------------------------------------------------------------------------------


                  12 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL                                                                           EFFECTIVE
           AMOUNT                                           COUPON        MATURITY          MATURITY*                   VALUE
------------------------------------------------------------------------------------------------------------------------------
FLORIDA CONTINUED
$         940,000      Jacksonville, FL Water & Sewage
                       (United Waterworks)                   6.350%      08/01/2025        02/01/2007 A      $        951,318
------------------------------------------------------------------------------------------------------------------------------
          500,000      Lake Mary, FL Public Improvement      5.250       09/01/2015        03/01/2007 A               506,905
------------------------------------------------------------------------------------------------------------------------------
           25,000      Lakeland, FL Hospital System
                       (Lakeland Regional Medical
                       Center)                               5.250       11/15/2016        05/15/2007 A                25,525
------------------------------------------------------------------------------------------------------------------------------
           40,000      Lakeland, FL Hospital System
                       (Lakeland Regional Medical
                       Center)                               5.250       11/15/2025        05/15/2007 A                40,842
------------------------------------------------------------------------------------------------------------------------------
           25,000      Lakeland, FL Light & Water            5.750       10/01/2019        04/01/2007 A                27,189
------------------------------------------------------------------------------------------------------------------------------
          720,000      Lee County, FL HFA (Single
                       Family Mtg.)                          6.450       03/01/2031        03/01/2017 B               736,625
------------------------------------------------------------------------------------------------------------------------------
          735,000      Lee County, FL HFA (Single
                       Family Mtg.)                          7.100       03/01/2034        03/01/2007 B               741,777
------------------------------------------------------------------------------------------------------------------------------
           90,000      Lee County, FL Passenger
                       Facility                              5.000       10/01/2018        10/01/2007 A                90,506
------------------------------------------------------------------------------------------------------------------------------
           90,000      Macclenny, FL Capital
                       Improvement                           5.500       01/01/2026        01/01/2007 A                91,021
------------------------------------------------------------------------------------------------------------------------------
        2,180,000      Manatee County, FL HFA (Single
                       Family Mtg.)                          5.400       03/01/2035        08/15/2008 B             2,203,544
------------------------------------------------------------------------------------------------------------------------------
           35,000      Manatee County, FL HFA (Single
                       Family Mtg.)                          5.500       03/01/2035        09/01/2013 A                35,829
------------------------------------------------------------------------------------------------------------------------------
            5,000      Manatee County, FL HFA, Series A      9.125       06/01/2016        06/01/2007 A                 5,017
------------------------------------------------------------------------------------------------------------------------------
           25,000      Manatee County, FL Port
                       Authority                             5.400       10/01/2013        04/01/2007 A                25,024
------------------------------------------------------------------------------------------------------------------------------
           25,000      Martin County, FL Health
                       Facilities (Martin Memorial
                       Medical Center)                       5.375       11/15/2024        11/15/2007 A                25,797
------------------------------------------------------------------------------------------------------------------------------
       10,125,000      Martin County, FL IDA
                       (Indiantown Cogeneration)             7.875       12/15/2025        06/15/2007 A            10,238,096
------------------------------------------------------------------------------------------------------------------------------
           70,000      Miami, FL Community Redevel.
                       (Southeast Overtown/Park West)        8.500       10/01/2015        04/01/2007 A                70,238
------------------------------------------------------------------------------------------------------------------------------
           20,000      Miami, FL Health Facilities
                       Authority (Mercy Hospital)            5.125       08/15/2020        08/15/2007 A                20,015
------------------------------------------------------------------------------------------------------------------------------
        3,500,000      Miami, FL Health Facilities
                       Authority (Mercy Hospital) IRS        6.600 5     08/15/2015        02/15/2007 A             3,507,735
------------------------------------------------------------------------------------------------------------------------------
           45,000      Miami-Dade County, FL Aviation        5.000       10/01/2024        10/01/2008 A                45,942
------------------------------------------------------------------------------------------------------------------------------
           50,000      Miami-Dade County, FL Aviation        5.250       10/01/2017        10/01/2008 A                51,517
------------------------------------------------------------------------------------------------------------------------------
           15,000      Miami-Dade County, FL HFA
                       (Country Club Villas Apartments)      6.000       10/01/2015        04/01/2011 A                15,444
------------------------------------------------------------------------------------------------------------------------------
        1,500,000      Miami-Dade County, FL HFA
                       (Homeownership Mtg.)                  5.450       10/01/2038        04/01/2016 A             1,537,995
------------------------------------------------------------------------------------------------------------------------------
           20,000      Miami-Dade County, FL Special
                       Obligation, Series B                  5.426 2     10/01/2031        04/01/2008 A                 5,307
------------------------------------------------------------------------------------------------------------------------------
        1,000,000      Monterra, FL Community Devel.
                       District Special Assessment           5.000       11/01/2010        11/01/2010               1,007,530
------------------------------------------------------------------------------------------------------------------------------
           20,000      Mount Dora, FL Water & Sewer          5.000       10/01/2023        10/01/2008 A                20,559
------------------------------------------------------------------------------------------------------------------------------
           90,000      Naples, FL Hospital Revenue
                       (Naples Community Hospital)           5.500       10/01/2026        04/01/2007 A                91,907
------------------------------------------------------------------------------------------------------------------------------
           10,000      North Broward, FL Hospital
                       District                              5.375       01/15/2024        01/15/2007 A                10,107
------------------------------------------------------------------------------------------------------------------------------
          105,000      North Broward, FL Hospital
                       District                              5.375       01/15/2024        01/15/2007 A               106,168
------------------------------------------------------------------------------------------------------------------------------
          280,000      North Broward, FL Hospital
                       District                              5.750       01/15/2027        01/15/2007 A               283,209
------------------------------------------------------------------------------------------------------------------------------
           40,000      North Palm Beach Heights, FL
                       Water Control District, Series A      6.500       10/01/2012        04/01/2007 A                40,090
------------------------------------------------------------------------------------------------------------------------------
           25,000      Oakland Park, FL Utilities
                       System                                5.250       09/01/2014        03/01/2007 A                25,031
------------------------------------------------------------------------------------------------------------------------------


                  13 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL                                                                           EFFECTIVE
           AMOUNT                                           COUPON        MATURITY          MATURITY*                   VALUE
------------------------------------------------------------------------------------------------------------------------------
FLORIDA CONTINUED
$         375,000      Oakland, FL Charter School            6.950%      12/01/2015        05/01/2011 C      $        401,344
------------------------------------------------------------------------------------------------------------------------------
           40,000      Ocala, FL Capital Improvements
                       COP                                   5.375       10/01/2022        04/01/2007 A                40,450
------------------------------------------------------------------------------------------------------------------------------
           25,000      Okaloosa County, FL Airport           5.500       10/01/2023        10/01/2013 A                26,538
------------------------------------------------------------------------------------------------------------------------------
        2,015,000      Okaloosa County, FL Airport           6.000       10/01/2030        10/01/2013 A             2,209,508
------------------------------------------------------------------------------------------------------------------------------
           95,000      Orange County, FL HFA                 5.150       03/01/2022        09/01/2009 A                96,161
------------------------------------------------------------------------------------------------------------------------------
        2,710,000      Orange County, FL HFA                 5.650       09/01/2034        12/01/2008 B             2,792,113
------------------------------------------------------------------------------------------------------------------------------
           20,000      Orange County, FL HFA                 5.700       09/01/2026        09/01/2010 A                20,618
------------------------------------------------------------------------------------------------------------------------------
           25,000      Orange County, FL HFA                 5.750       03/01/2030        09/02/2010 A                25,607
------------------------------------------------------------------------------------------------------------------------------
           20,000      Orange County, FL HFA                 5.800       09/01/2017        09/01/2009 A                20,162
------------------------------------------------------------------------------------------------------------------------------
           40,000      Orange County, FL HFA (Loma
                       Vista)                                5.400       09/01/2019        03/01/2011 A                41,327
------------------------------------------------------------------------------------------------------------------------------
           60,000      Orange County, FL HFA (Loma
                       Vista)                                5.450       09/01/2024        03/01/2011 A                61,676
------------------------------------------------------------------------------------------------------------------------------
          100,000      Orange County, FL HFA (Loma
                       Vista)                                5.500       03/01/2032        03/01/2009 A               102,935
------------------------------------------------------------------------------------------------------------------------------
           15,000      Orange County, FL HFA (Single
                       Family Mtg.)                          5.875       03/01/2028        09/01/2007 A                15,146
------------------------------------------------------------------------------------------------------------------------------
           30,000      Orange County, FL HFA (Single
                       Family Mtg.)                          5.950       03/01/2028        03/01/2007 A                30,656
------------------------------------------------------------------------------------------------------------------------------
           25,000      Oviedo, FL Capital Improvement        5.000       10/01/2013        10/01/2007 A                25,026
------------------------------------------------------------------------------------------------------------------------------
           45,000      Pace, FL Property Finance
                       Authority                             5.375       09/01/2020        09/01/2007 A                46,382
------------------------------------------------------------------------------------------------------------------------------
           60,000      Palm Beach County, FL Health
                       Facilities Authority (ACTS
                       Retirement/Life Communities)          5.125       11/15/2029        11/15/2008 A                61,288
------------------------------------------------------------------------------------------------------------------------------
           35,000      Palm Beach County, FL Health
                       Facilities Authority (Jupiter
                       Medical Center)                       5.250       08/01/2013        08/01/2007 A                35,039
------------------------------------------------------------------------------------------------------------------------------
           50,000      Palm Beach County, FL Health
                       Facilities Authority (Jupiter
                       Medical Center)                       5.250       08/01/2018        02/01/2007 A                50,056
------------------------------------------------------------------------------------------------------------------------------
           25,000      Palm Beach County, FL Health
                       Facilities Authority (Jupiter
                       Medical Center)                       5.250       08/01/2023        02/01/2007 A                25,026
------------------------------------------------------------------------------------------------------------------------------
           25,000      Palm Beach County, FL Health
                       Facilities Authority (Life Care
                       Retirement Communities)               5.500       10/01/2011        04/01/2007 A                25,023
------------------------------------------------------------------------------------------------------------------------------
           10,000      Palm Beach County, FL HFA
                       (Golden Lake Hsg. Assoc.)             6.100       08/01/2029        02/01/2007 A                10,070
------------------------------------------------------------------------------------------------------------------------------
           10,000      Palm Beach County, FL HFA
                       (Single Family Mtg.)                  5.900       04/01/2029        04/01/2007 A                10,226
------------------------------------------------------------------------------------------------------------------------------
           35,000      Palm Beach County, FL
                       Industrial Devel. (Regents Park
                       Boca Raton)                           5.700       02/01/2024        02/01/2007 A                35,052
------------------------------------------------------------------------------------------------------------------------------
           25,000      Palm Beach, FL HFA (Chelsea
                       Commons)                              5.800       12/01/2017        06/01/2007 A                25,298
------------------------------------------------------------------------------------------------------------------------------
        1,500,000      Palm Glades, FL Community
                       Devel. District                       4.850       05/01/2011        05/01/2008 C             1,502,070
------------------------------------------------------------------------------------------------------------------------------
          250,000      Pasco County, FL HFA (Pasco
                       Woods)                                5.800       08/01/2029        02/01/2009 A               256,013
------------------------------------------------------------------------------------------------------------------------------
           25,000      Pasco County, FL Solid Waste
                       Disposal & Res Rec                    5.375       04/01/2012        04/01/2007 A                25,318
------------------------------------------------------------------------------------------------------------------------------


                  14 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL                                                                           EFFECTIVE
           AMOUNT                                           COUPON        MATURITY          MATURITY*                   VALUE
------------------------------------------------------------------------------------------------------------------------------
FLORIDA CONTINUED
$          45,000      Pasco County, FL Solid Waste
                       Disposal & Res Rec                    6.000%      04/01/2011        04/01/2007 A      $         45,083
------------------------------------------------------------------------------------------------------------------------------
           45,000      Pasco County, FL Solid Waste
                       Disposal & Res Rec                    6.000       04/01/2011        04/01/2007 A                45,083
------------------------------------------------------------------------------------------------------------------------------
          665,000      Pinellas County, FL HFA               5.500       03/01/2036        03/18/2008 B               686,905
------------------------------------------------------------------------------------------------------------------------------
        4,280,000      Pinellas County, FL HFA (Oaks
                       of Clearwater)                        6.375       06/01/2019        11/09/2013 B             4,655,784
------------------------------------------------------------------------------------------------------------------------------
           35,000      Pinellas County, FL HFA (Single
                       Family Hsg.)                          5.300       09/01/2030        03/15/2007 B                35,072
------------------------------------------------------------------------------------------------------------------------------
          460,000      Pinellas County, FL HFA (Single
                       Family Hsg.)                          5.450       09/01/2034        03/01/2008 B               472,733
------------------------------------------------------------------------------------------------------------------------------
           75,000      Pinellas County, FL HFA (Single
                       Family Hsg.)                          5.600       09/01/2025        09/01/2007 B                76,621
------------------------------------------------------------------------------------------------------------------------------
           10,000      Pinellas County, FL HFA (Single
                       Family Hsg.)                          6.000       09/01/2018        03/01/2007 A                10,034
------------------------------------------------------------------------------------------------------------------------------
           10,000      Pinellas County, FL HFA (Single
                       Family Hsg.)                          6.300       03/01/2029        09/01/2009 A                10,197
------------------------------------------------------------------------------------------------------------------------------
           15,000      Pinellas County, FL HFA (Single
                       Family Mtg.)                          5.450       09/01/2029        09/01/2007 A                15,313
------------------------------------------------------------------------------------------------------------------------------
        4,250,000      Pinellas County, FL HFA (Single
                       Family Mtg.)                          5.500       09/01/2047        10/23/2012 B             4,554,088
------------------------------------------------------------------------------------------------------------------------------
           10,000      Pinellas County, FL HFA (Single
                       Family Mtg.)                          5.800       03/01/2029        03/01/2007 B                10,216
------------------------------------------------------------------------------------------------------------------------------
           70,000      Pinellas County, FL HFA, Series
                       A                                     6.000       04/01/2029        04/01/2008 A                71,086
------------------------------------------------------------------------------------------------------------------------------
           30,000      Pinellas County, FL HFA, Series
                       B                                     6.200       09/01/2034        09/01/2012 A                30,921
------------------------------------------------------------------------------------------------------------------------------
          630,000      Polk County, FL IDA Solid Waste
                       Disposal (Tampa Electric
                       Company)                              5.850       12/01/2030        12/01/2008 A               643,532
------------------------------------------------------------------------------------------------------------------------------
          850,000      Polk County, FL IDA Solid Waste
                       Disposal (Tampa Electric
                       Company)                              5.850       12/01/2030        12/01/2008 A               867,527
------------------------------------------------------------------------------------------------------------------------------
           25,000      Port Everglades, FL Authority,
                       Series A                              5.000       09/01/2016        09/01/2007 A                25,058
------------------------------------------------------------------------------------------------------------------------------
           60,000      Port Palm, FL Beach District          5.400       09/01/2018        03/01/2007 A                60,570
------------------------------------------------------------------------------------------------------------------------------
           20,000      Port Palm, FL Beach District          5.500       09/01/2024        09/01/2009 A                20,976
------------------------------------------------------------------------------------------------------------------------------
          125,000      Riverwood, FL Community Devel.
                       District (Sewer System)               7.750       10/01/2014        04/01/2007 A               125,855
------------------------------------------------------------------------------------------------------------------------------
        3,145,000      Riverwood, FL Community Devel.
                       District, Series A                    8.500       05/01/2014        05/01/2007 A             3,207,586
------------------------------------------------------------------------------------------------------------------------------
          285,000      Santa Rosa Bay, FL Bridge
                       Authority                             6.250       07/01/2028        01/01/2007 A               291,139
------------------------------------------------------------------------------------------------------------------------------
           25,000      Sarasota County, FL Public
                       Hospital Board (Sarasota
                       Memorial Hospital)                    5.375       10/01/2020        10/01/2007 A                25,655
------------------------------------------------------------------------------------------------------------------------------
           35,000      South Miami, FL Health
                       Facilities Authority
                       (BHM/BHSSF/HHI/
                       SMH/SMHS Obligated Group)             5.500       10/01/2020        10/01/2007 A                35,397
------------------------------------------------------------------------------------------------------------------------------
           50,000      St. Petersburg Beach, FL GO           5.250       10/01/2013        10/01/2007 A                50,063
------------------------------------------------------------------------------------------------------------------------------
           35,000      Tallahassee, FL Health
                       Facilities (Tallahassee
                       Memorial Medical Center)              6.000       12/01/2015        06/01/2007 A                35,058
------------------------------------------------------------------------------------------------------------------------------
        1,680,000      Village, FL Community Devel.
                       District                              7.625       05/01/2017        05/01/2008 A             1,699,740
------------------------------------------------------------------------------------------------------------------------------
           60,000      Volusia County, FL EFA (Stetson
                       University)                           5.500       06/01/2022        06/01/2007 A                61,280
------------------------------------------------------------------------------------------------------------------------------


                  15 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL                                                                           EFFECTIVE
           AMOUNT                                           COUPON        MATURITY          MATURITY*                   VALUE
------------------------------------------------------------------------------------------------------------------------------
FLORIDA CONTINUED
$         280,000      Volusia County, FL Health
                       Facilities Authority (John Knox
                       Village of Florida)                   6.000%      06/01/2017        06/01/2007 A      $        286,084
------------------------------------------------------------------------------------------------------------------------------
        1,000,000      Waterford Estates, FL Community
                       Devel. District Special
                       Assessment                            5.125       05/01/2013        05/15/2009 C             1,010,710
------------------------------------------------------------------------------------------------------------------------------
           50,000      Wilton Manors, FL Water & Sewage      5.500       10/01/2012        04/01/2007 A                50,222
                                                                                                             -----------------
                                                                                                                  135,842,055
------------------------------------------------------------------------------------------------------------------------------
GEORGIA--1.9%
           45,000      Acworth, GA Hsg. Authority
                       (Wingate Falls Apartments)            6.125       03/01/2017        03/01/2007 A                46,025
------------------------------------------------------------------------------------------------------------------------------
          255,000      Albany-Dougherty, GA Payroll
                       Devel. Authority (Proctor &
                       Gamble Company)                       5.300       05/15/2026        05/15/2008 A               260,363
------------------------------------------------------------------------------------------------------------------------------
           20,000      Atlanta, GA Airport                   5.625       01/01/2025        01/01/2010 A                21,063
------------------------------------------------------------------------------------------------------------------------------
          260,000      Atlanta, GA Airport                   5.625       01/01/2030        01/01/2010 A               273,822
------------------------------------------------------------------------------------------------------------------------------
        2,045,000      Atlanta, GA Devel. Authority
                       Student Hsg. (ADA/CAU Partners) 1     6.000       07/01/2036        07/01/2016 A             2,279,643
------------------------------------------------------------------------------------------------------------------------------
           20,000      Atlanta, GA Devel. Authority
                       Student Hsg. (ADA/CAU Partners)       6.250       07/01/2036        07/01/2014 A                22,749
------------------------------------------------------------------------------------------------------------------------------
           20,000      Atlanta, GA Hsg. Authority
                       (Village at Castleberry)              5.300       02/20/2029        02/20/2011 A                20,543
------------------------------------------------------------------------------------------------------------------------------
           75,000      Atlanta, GA Hsg. Authority
                       (Village at Castleberry)              5.400       02/20/2039        02/20/2011 A                77,047
------------------------------------------------------------------------------------------------------------------------------
           20,000      Atlanta, GA Solid Waste
                       Management Authority (Landfill
                       Closure)                              5.250       12/01/2021        06/01/2007 A                20,020
------------------------------------------------------------------------------------------------------------------------------
        1,000,000      Atlanta, GA Tax Allocation
                       (Eastside)                            5.625       01/01/2016        03/27/2012 C             1,034,470
------------------------------------------------------------------------------------------------------------------------------
           60,000      Atlanta, GA Urban Residential
                       Finance Authority (Fulton
                       Cotton Mill)                          6.125       05/20/2027        05/20/2007 A                61,496
------------------------------------------------------------------------------------------------------------------------------
           90,000      Atlanta, GA Urban Residential
                       Finance Authority (Morehouse
                       College)                              5.750       12/01/2014        06/01/2007 A                91,046
------------------------------------------------------------------------------------------------------------------------------
          195,000      Augusta, GA Hsg. Authority (Bon
                       Air Apartments)                       5.100       11/20/2045        11/20/2014 A               199,813
------------------------------------------------------------------------------------------------------------------------------
          750,000      Burke County, GA Devel.
                       Authority (Georgia Power
                       Company)                              5.450       05/01/2034        05/01/2007 A               750,863
------------------------------------------------------------------------------------------------------------------------------
          730,000      Burke County, GA Devel.
                       Authority (Georgia Power
                       Company)                              5.450       05/01/2034        05/01/2007 A               730,526
------------------------------------------------------------------------------------------------------------------------------
           35,000      Cartersville, GA Devel.
                       Authority (Anheuser-Busch
                       Companies)                            6.125       05/01/2027        05/01/2007 A                35,596
------------------------------------------------------------------------------------------------------------------------------
          130,000      Chatham County, GA Hospital
                       Authority (Memorial Medical
                       Center-Savannah)                      5.500       01/01/2021        01/01/2007 A               132,759
------------------------------------------------------------------------------------------------------------------------------
          225,000      Chatham County, GA Hospital
                       Authority (Memorial Medical
                       Center-Savannah)                      5.700       01/01/2019        01/01/2007 A               229,820
------------------------------------------------------------------------------------------------------------------------------
           10,000      Cobb County, GA Hsg. Authority
                       (Garrison Plantation)                 5.750       07/01/2014        01/01/2007 A                10,014
------------------------------------------------------------------------------------------------------------------------------
           15,000      Colquitt County, GA Hospital
                       Authority Anticipation
                       Certificates                          5.500       03/01/2016        03/01/2007 A                15,195
------------------------------------------------------------------------------------------------------------------------------


                  16 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL                                                                           EFFECTIVE
           AMOUNT                                           COUPON        MATURITY          MATURITY*                   VALUE
------------------------------------------------------------------------------------------------------------------------------
GEORGIA CONTINUED
$          35,000      Dalton, GA Devel. Authority
                       (Hamilton Health Care
                       System/Hamilton Medical Center
                       Obligated Group)                      5.250%      08/15/2026        02/15/2007 A      $         35,752
------------------------------------------------------------------------------------------------------------------------------
        9,500,000      East Point, GA (Camp Creek),
                       Series B                              8.000       02/01/2026        08/01/2012 A            10,856,695
------------------------------------------------------------------------------------------------------------------------------
        1,000,000      Floyd County, GA Devel.
                       Authority (Temple-Inland)             5.700       12/01/2015        12/01/2013 A             1,050,690
------------------------------------------------------------------------------------------------------------------------------
           35,000      Fulton County, GA Devel.
                       Authority (CAU)                       5.375       01/01/2020        01/01/2007 A                35,395
------------------------------------------------------------------------------------------------------------------------------
           20,000      Fulton County, GA Devel.
                       Authority (Cauley Creek Water)        5.250       02/01/2021        02/01/2011 A                20,846
------------------------------------------------------------------------------------------------------------------------------
           30,000      Fulton County, GA Hospital
                       Authority (Northside Hospital)        5.375       10/01/2012        04/01/2007 A                30,036
------------------------------------------------------------------------------------------------------------------------------
           20,000      GA HFA (Lake Vista Apartments)        5.950       01/01/2027        01/01/2008 A                20,420
------------------------------------------------------------------------------------------------------------------------------
          500,000      GA HFA (Single Family Mtg.)           5.350       12/01/2022        12/01/2011 A               518,715
------------------------------------------------------------------------------------------------------------------------------
          115,000      GA HFA (Single Family Mtg.)           5.550       12/01/2026        06/01/2008 A               115,680
------------------------------------------------------------------------------------------------------------------------------
            5,000      GA HFA (Single Family Mtg.)           5.750       12/01/2031        03/01/2009 B                 5,003
------------------------------------------------------------------------------------------------------------------------------
           60,000      GA Hsg. & Finance Authority
                       (Single Family Mtg.)                  5.500       12/01/2032        12/01/2011 A                62,232
------------------------------------------------------------------------------------------------------------------------------
           45,000      GA Hsg. & Finance Authority
                       (Single Family Mtg.)                  5.750       12/01/2016        06/01/2007 A                45,030
------------------------------------------------------------------------------------------------------------------------------
           10,000      GA Municipal Assoc. (Atlanta
                       Detention Center)                     5.000       12/01/2023        12/01/2008 A                10,285
------------------------------------------------------------------------------------------------------------------------------
           55,000      GA Municipal Gas Authority
                       (Warner Robins)                       6.125       01/01/2026        01/01/2007 A                55,106
------------------------------------------------------------------------------------------------------------------------------
           50,000      George L. Smith II, GA World
                       Congress Center Authority
                       (Domed Stadium)                       5.500       07/01/2020        07/01/2011 A                52,925
------------------------------------------------------------------------------------------------------------------------------
          115,000      Hinesville, GA HDC (Pineland
                       Square Apartments)                    7.250       04/01/2013        04/01/2007 A               117,436
------------------------------------------------------------------------------------------------------------------------------
           25,000      Hinesville, GA Leased Hsg.
                       Corp. (Regency Park)                  7.250       01/15/2011        01/15/2011                  26,198
------------------------------------------------------------------------------------------------------------------------------
           50,000      Macon-Bibb County, GA
                       Industrial Authority 1                6.000       05/01/2013        05/01/2007 A                50,074
------------------------------------------------------------------------------------------------------------------------------
           20,000      Macon-Bibb County, GA
                       Industrial Authority                  6.100       05/01/2018        05/01/2007 A                20,027
------------------------------------------------------------------------------------------------------------------------------
           15,000      Marietta, GA Devel. Authority
                       (Life College)                        5.800       09/01/2019        03/01/2007 A                15,174
------------------------------------------------------------------------------------------------------------------------------
        1,000,000      McDuffie County, GA County
                       Devel. Authority (Temple-Inland)      6.950       12/01/2023        09/02/2013 A             1,067,590
------------------------------------------------------------------------------------------------------------------------------
           25,000      Meriwether County, GA School
                       District                              5.500       02/01/2016        02/01/2007 A                25,539
------------------------------------------------------------------------------------------------------------------------------
        2,407,000      Northwestern Gwinnett County,
                       GA Facilities Corp. COP (Dept.
                       of Labor)                             5.000       06/15/2021        11/27/2015 B             2,499,597
------------------------------------------------------------------------------------------------------------------------------
        3,900,000      Northwestern Gwinnett County,
                       GA Facilities Corp. COP (Dept.
                       of Labor)                             5.750       06/15/2019        06/15/2014 B             4,248,192
------------------------------------------------------------------------------------------------------------------------------
          950,000      Northwestern Gwinnett County,
                       GA Facilities Corp. COP (Dept.
                       of Motor Vehicle Safety)              5.000       06/15/2021        08/04/2015 B               986,547
------------------------------------------------------------------------------------------------------------------------------


                  17 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL                                                                           EFFECTIVE
           AMOUNT                                           COUPON        MATURITY          MATURITY*                   VALUE
------------------------------------------------------------------------------------------------------------------------------
GEORGIA CONTINUED
$       1,555,000      Northwestern Gwinnett County,
                       GA Facilities Corp. COP (Dept.
                       of Motor Vehicle Safety)              5.750%      06/15/2019        05/18/2014 B      $      1,693,830
------------------------------------------------------------------------------------------------------------------------------
           40,000      Private Colleges & University
                       Authority, GA (Mercer
                       University)                           5.250       10/01/2013        10/01/2009 A                41,016
------------------------------------------------------------------------------------------------------------------------------
            5,000      Richmond County, GA Devel.
                       Authority (International Paper
                       Company)                              5.400       02/01/2023        02/01/2010 A                 5,113
------------------------------------------------------------------------------------------------------------------------------
           25,000      Richmond County, GA Devel.
                       Authority (International Paper
                       Company)                              5.800       12/01/2020        12/01/2009 A                25,768
------------------------------------------------------------------------------------------------------------------------------
           50,000      Richmond County, GA Devel.
                       Authority (International Paper
                       Company)                              6.250       02/01/2025        02/01/2011 A                53,370
------------------------------------------------------------------------------------------------------------------------------
          215,000      Richmond County, GA Water
                       & Sewer                               5.250       10/01/2022        04/01/2007 A               219,530
------------------------------------------------------------------------------------------------------------------------------
           65,000      Richmond County, GA Water
                       & Sewer                               5.250       10/01/2028        04/01/2007 A                66,368
------------------------------------------------------------------------------------------------------------------------------
        5,400,000      Rockdale County, GA Devel.
                       Authority (Visy Paper)                7.400       01/01/2016        01/01/2007 A             5,446,980
------------------------------------------------------------------------------------------------------------------------------
        1,000,000      Rockdale County, GA Devel.
                       Authority (Visy Paper)                7.500       01/01/2026        01/01/2007 A             1,008,700
------------------------------------------------------------------------------------------------------------------------------
           10,000      Rome, GA New Public Housing
                       Authority                             5.750       11/01/2010        05/01/2007 A                10,649
------------------------------------------------------------------------------------------------------------------------------
          210,000      Savannah, GA EDA (University
                       Financing Foundation)                 6.750       11/15/2031        11/15/2010 A               231,546
------------------------------------------------------------------------------------------------------------------------------
          625,000      Vienna, GA Water & Sewer (Tyson
                       Foods)                                5.625       09/01/2012        09/01/2009 A               633,456
                                                                                                             -----------------
                                                                                                                   37,720,383
------------------------------------------------------------------------------------------------------------------------------
HAWAII-1.5%
        6,770,000      HI Airports System 3                  5.625       07/01/2018        07/01/2011 A             7,232,425
------------------------------------------------------------------------------------------------------------------------------
        1,890,000      HI Dept. of Budget & Finance
                       Special Purpose (Hawaiian
                       Electric Company)                     5.450       11/01/2023        05/01/2007 A             1,900,357
------------------------------------------------------------------------------------------------------------------------------
           85,000      HI Dept. of Budget & Finance
                       Special Purpose (Hawaiian
                       Electric Company)                     5.650       10/01/2027        10/01/2013 A                92,406
------------------------------------------------------------------------------------------------------------------------------
       14,000,000      HI Dept. of Budget & Finance
                       Special Purpose (Hawaiian
                       Electric Company) 3                   5.700       07/01/2020        07/01/2010 A            14,923,930
------------------------------------------------------------------------------------------------------------------------------
          470,000      HI Dept. of Budget & Finance
                       Special Purpose (Hawaiian
                       Electric Company)                     5.875       12/01/2026        06/01/2007 A               480,105
------------------------------------------------------------------------------------------------------------------------------
        3,880,000      HI Harbor Capital Improvement         5.500       07/01/2027        07/01/2009 A             3,987,942
------------------------------------------------------------------------------------------------------------------------------
           75,000      HI Harbor System, Series A            5.750       07/01/2029        07/01/2010 A                80,122
------------------------------------------------------------------------------------------------------------------------------
          995,000      HI Hsg. Finance & Devel. Corp.
                       (Single Family Mtg.)                  5.400       07/01/2030        05/23/2007 B             1,021,407
------------------------------------------------------------------------------------------------------------------------------
           90,000      HI Hsg. Finance & Devel. Corp.
                       (Single Family Mtg.)                  5.750       07/01/2030        07/01/2007 A                90,453
                                                                                                             -----------------
                                                                                                                   29,809,147


                  18 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL                                                                           EFFECTIVE
           AMOUNT                                           COUPON        MATURITY          MATURITY*                   VALUE
------------------------------------------------------------------------------------------------------------------------------
IDAHO-0.1%
$          90,000      Boise City, ID COP 1                  5.600%      09/01/2030        03/01/2007 A      $         92,185
------------------------------------------------------------------------------------------------------------------------------
           15,000      ID Hsg. & Finance Assoc.
                       (Single Family Mtg.)                  5.400       07/01/2018        05/01/2008 B                15,179
------------------------------------------------------------------------------------------------------------------------------
           10,000      ID Hsg. & Finance Assoc.
                       (Single Family Mtg.)                  6.350       07/01/2016        01/01/2007 A                10,102
------------------------------------------------------------------------------------------------------------------------------
            5,000      ID Hsg. & Finance Assoc.
                       (Single Family Mtg.), Series F        6.050       07/01/2009        01/01/2007 B                 5,091
------------------------------------------------------------------------------------------------------------------------------
           10,000      ID Hsg. & Finance Assoc.
                       (Single Family Mtg.), Series H-2      6.200       07/01/2028        05/15/2007 B                10,194
------------------------------------------------------------------------------------------------------------------------------
           25,000      ID Hsg. Agency (Single Family
                       Mtg.)                                 5.400       07/01/2020        01/15/2007 B                25,163
------------------------------------------------------------------------------------------------------------------------------
          155,000      ID Hsg. Agency (Single Family
                       Mtg.)                                 6.450       07/01/2027        01/01/2007 A               158,229
------------------------------------------------------------------------------------------------------------------------------
           20,000      ID Hsg. Agency (Single Family
                       Mtg.)                                 6.700       07/01/2027        01/01/2007 A                20,484
------------------------------------------------------------------------------------------------------------------------------
           10,000      ID Hsg. Agency (Single Family
                       Mtg.), Series A                       6.125       07/01/2026        01/01/2008 C                10,207
------------------------------------------------------------------------------------------------------------------------------
           35,000      ID Water Resource Board (United
                       Waterworks)                           5.300       08/01/2027        08/01/2007 A                35,243
------------------------------------------------------------------------------------------------------------------------------
        2,395,000      Pocatello, ID Devel. Authority
                       Revenue Allocation Tax
                       Increment, Series A                   5.500       08/01/2017        02/08/2014 B             2,410,352
                                                                                                             -----------------
                                                                                                                    2,792,429
------------------------------------------------------------------------------------------------------------------------------
ILLINOIS-7.8%
          850,000      Bedford Park, IL Tax                  5.125       12/30/2018        12/30/2015 A               855,177
------------------------------------------------------------------------------------------------------------------------------
          680,000      Bryant, IL Pollution Control
                       (Central Illinois Light Company)      5.900       08/01/2023        02/01/2007 A               685,800
------------------------------------------------------------------------------------------------------------------------------
           25,000      Bryant, IL Pollution Control
                       (Central Illinois Light Company)      5.900       08/01/2023        02/01/2007 A                25,044
------------------------------------------------------------------------------------------------------------------------------
          715,000      Bryant, IL Pollution Control
                       (Central Illinois Light Company)      5.900       08/01/2023        02/01/2007 A               723,723
------------------------------------------------------------------------------------------------------------------------------
          125,000      Chatham Area, IL Public Library
                       District                              6.300       02/01/2010        02/01/2007 A               125,280
------------------------------------------------------------------------------------------------------------------------------
        6,000,000      Chicago, IL (Single Family
                       Mtg.) 7                               5.350       06/01/2043        10/03/2016 B             6,394,080
------------------------------------------------------------------------------------------------------------------------------
        1,585,000      Chicago, IL (Single Family Mtg.)      5.500       10/01/2020        04/01/2007 C             1,598,774
------------------------------------------------------------------------------------------------------------------------------
        1,250,000      Chicago, IL (Single Family Mtg.)      5.750       04/01/2035        10/01/2016 A             1,281,013
------------------------------------------------------------------------------------------------------------------------------
        6,000,000      Chicago, IL (Single Family Mtg.)      5.750       12/01/2042        11/01/2016 B             6,605,520
------------------------------------------------------------------------------------------------------------------------------
          345,000      Chicago, IL (Single Family Mtg.)      6.300       09/01/2029        09/01/2013 A               359,897
------------------------------------------------------------------------------------------------------------------------------
        3,995,000      Chicago, IL (Single Family
                       Mtg.), Series A                       5.700       12/01/2042        10/01/2016 B             4,394,979
------------------------------------------------------------------------------------------------------------------------------
           45,000      Chicago, IL Board of Education
                       (Chicago School Reform)               5.250       12/01/2027        12/01/2007 A                46,433
------------------------------------------------------------------------------------------------------------------------------
           50,000      Chicago, IL Board of Education
                       (Chicago School Reform)               5.250       12/01/2030        12/01/2007 A                51,592
------------------------------------------------------------------------------------------------------------------------------
          340,000      Chicago, IL GO                        5.125       01/01/2025        01/01/2007 A               343,713
------------------------------------------------------------------------------------------------------------------------------
           35,000      Chicago, IL Metropolitan Hsg.
                       Devel. Corp.                          6.850       07/01/2022        01/01/2007 A                35,910
------------------------------------------------------------------------------------------------------------------------------
           10,000      Chicago, IL Midway Airport            5.000       01/01/2028        01/01/2009 A                10,213
------------------------------------------------------------------------------------------------------------------------------
          175,000      Chicago, IL Midway Airport            5.125       01/01/2031        01/01/2010 A               179,214
------------------------------------------------------------------------------------------------------------------------------
       12,950,000      Chicago, IL Midway Airport            5.500       01/01/2029        01/01/2007 A            13,098,537
------------------------------------------------------------------------------------------------------------------------------
           80,000      Chicago, IL Midway Airport,
                       Series A                              5.125       01/01/2035        01/01/2010 A                81,910
------------------------------------------------------------------------------------------------------------------------------


                  19 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL                                                                           EFFECTIVE
           AMOUNT                                           COUPON        MATURITY          MATURITY*                   VALUE
------------------------------------------------------------------------------------------------------------------------------
ILLINOIS CONTINUED
------------------------------------------------------------------------------------------------------------------------------
$         215,000      Chicago, IL Midway Airport,           5.625%      01/01/2029        01/01/2007 A      $        217,419
                       Series B
------------------------------------------------------------------------------------------------------------------------------
          170,000      Chicago, IL Midway Airport,
                       Series B                              5.750       01/01/2022        01/01/2007 A               171,938
------------------------------------------------------------------------------------------------------------------------------
           10,000      Chicago, IL Multifamily Hsg.
                       (Hearts United Apartments)            5.600       01/01/2041        01/01/2016 A                10,482
------------------------------------------------------------------------------------------------------------------------------
           25,000      Chicago, IL Multifamily Hsg.
                       (St. Edmund's Village)                6.125       09/20/2024        09/20/2010 A                26,321
------------------------------------------------------------------------------------------------------------------------------
           15,000      Chicago, IL O'Hare
                       International Airport                 5.250       01/01/2034        01/01/2014 A                15,826
------------------------------------------------------------------------------------------------------------------------------
           20,000      Chicago, IL O'Hare
                       International Airport                 5.375       01/01/2032        01/01/2012 A                20,959
------------------------------------------------------------------------------------------------------------------------------
        8,000,000      Chicago, IL O'Hare
                       International Airport 3               5.750       01/01/2023        01/01/2014 A             8,812,080
------------------------------------------------------------------------------------------------------------------------------
           30,000      Chicago, IL O'Hare
                       International Airport (General
                       Airport)                              5.250       01/01/2030        01/01/2014 A                31,671
------------------------------------------------------------------------------------------------------------------------------
          470,000      Chicago, IL O'Hare
                       International Airport (General
                       Airport), Series A                    5.375       01/01/2032        01/01/2012 A               496,762
------------------------------------------------------------------------------------------------------------------------------
           95,000      Chicago, IL O'Hare
                       International Airport (General
                       Airport), Series A                    5.500       01/01/2016        01/01/2007 A                97,012
------------------------------------------------------------------------------------------------------------------------------
           10,000      Chicago, IL O'Hare
                       International Airport
                       (Passenger Facility Charge)           5.350       01/01/2026        01/01/2012 A                10,468
------------------------------------------------------------------------------------------------------------------------------
        4,000,000      Chicago, IL O'Hare
                       International Airport
                       (Passenger Facility Charge)           5.600       01/01/2010        01/01/2007 A             4,045,680
------------------------------------------------------------------------------------------------------------------------------
        1,000,000      Chicago, IL O'Hare
                       International Airport
                       (Passenger Facility Charge)           5.625       01/01/2012        01/01/2007 A             1,011,440
------------------------------------------------------------------------------------------------------------------------------
           85,000      Chicago, IL O'Hare
                       International Airport
                       (Passenger Facility Charge)           5.625       01/01/2015        01/01/2007 A                85,967
------------------------------------------------------------------------------------------------------------------------------
           65,000      Greenville, IL Educational
                       Facilities Authority
                       (Greenville College)                  6.000       12/01/2009        06/01/2007 A                65,083
------------------------------------------------------------------------------------------------------------------------------
          350,000      Harvey, IL GO                         6.700       02/01/2009        02/01/2007 A               350,767
------------------------------------------------------------------------------------------------------------------------------
       12,280,000      Hodgkins, IL Environmental
                       Improvement (Metropolitan
                       Biosolids Management)                 6.000       11/01/2015        11/01/2008 A            12,793,181
------------------------------------------------------------------------------------------------------------------------------
           25,000      IL Devel. Finance Authority
                       (Community Rehabilitation
                       Providers)                            5.700       07/01/2019        07/01/2008 A                25,702
------------------------------------------------------------------------------------------------------------------------------
          105,000      IL Devel. Finance Authority
                       (Community Rehabilitation
                       Providers)                            6.050       07/01/2019        07/01/2007 A               106,915
------------------------------------------------------------------------------------------------------------------------------
          125,000      IL Devel. Finance Authority
                       (Illinois-American Water
                       Company)                              5.150       08/01/2023        02/01/2007 A               125,081
------------------------------------------------------------------------------------------------------------------------------
           90,000      IL Devel. Finance Authority
                       (Northern Illinois Water Corp.)       5.000       02/01/2028        02/01/2007 A                90,044
------------------------------------------------------------------------------------------------------------------------------
        2,540,000      IL Devel. Finance Authority
                       (Olin Corp.)                          6.750       03/01/2016        04/01/2013 A             2,718,511
------------------------------------------------------------------------------------------------------------------------------
           15,000      IL Devel. Finance Authority
                       (Watseka)                             5.750       01/01/2016        01/01/2007 A                15,024
------------------------------------------------------------------------------------------------------------------------------
           55,000      IL Devel. Finance Authority Gas
                       Supply (North Shore Gas Company)      5.000       12/01/2028        12/01/2007 A                55,313
------------------------------------------------------------------------------------------------------------------------------
          340,000      IL Devel. Finance Authority
                       Pollution Control (Central
                       Illinois Public Service Company)      5.700       08/15/2026        02/15/2007 A               340,435
------------------------------------------------------------------------------------------------------------------------------


                  20 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL                                                                           EFFECTIVE
           AMOUNT                                           COUPON        MATURITY          MATURITY*                   VALUE
------------------------------------------------------------------------------------------------------------------------------
ILLINOIS CONTINUED
$      14,000,000      IL Devel. Finance Authority
                       Pollution Control (Central
                       Illinois Public Service Company)      5.950%      08/15/2026        06/01/2007 A      $     14,242,340
------------------------------------------------------------------------------------------------------------------------------
          270,000      IL Devel. Finance Authority
                       Pollution Control (Illinois
                       Power Company)                        5.400       03/01/2028        03/01/2007 A               270,338
------------------------------------------------------------------------------------------------------------------------------
          865,000      IL Devel. Finance Authority
                       Pollution Control (Illinois
                       Power Company)                        5.700       02/01/2024        02/01/2007 A               876,816
------------------------------------------------------------------------------------------------------------------------------
          150,000      IL Devel. Finance Authority
                       Water Facilities (Northern
                       Illinois Water Company)               5.500       12/01/2026        06/01/2007 A               150,183
------------------------------------------------------------------------------------------------------------------------------
          635,000      IL Educational Facilities
                       Authority (Educational
                       Advancement Fund)                     6.250       05/01/2034        05/01/2007 A               640,232
------------------------------------------------------------------------------------------------------------------------------
          100,000      IL Educational Facilities
                       Authority (Loyola University)         5.700       07/01/2024        07/01/2007 A               102,935
------------------------------------------------------------------------------------------------------------------------------
           45,000      IL Educational Facilities
                       Authority (Midwestern
                       University)                           6.250       05/15/2026        05/15/2007 A                45,987
------------------------------------------------------------------------------------------------------------------------------
          620,000      IL Finance Authority (Beacon
                       Hill)                                 5.000       02/15/2012        02/15/2010 A               625,462
------------------------------------------------------------------------------------------------------------------------------
          385,000      IL Finance Authority (Beacon
                       Hill)                                 5.250       02/15/2014        02/15/2010 A               389,262
------------------------------------------------------------------------------------------------------------------------------
        8,000,000      IL GO                                 5.250       12/01/2020        06/01/2007 A             8,121,520
------------------------------------------------------------------------------------------------------------------------------
          750,000      IL GO                                 5.375       02/01/2022        02/01/2007 A               758,460
------------------------------------------------------------------------------------------------------------------------------
          740,000      IL GO                                 5.500       07/01/2010        01/01/2007 A               744,758
------------------------------------------------------------------------------------------------------------------------------
           35,000      IL GO                                 5.750       07/01/2016        01/01/2007 A                35,231
------------------------------------------------------------------------------------------------------------------------------
           20,000      IL Health Facilities Authority
                       (Advocate Health)                     5.875       08/15/2022        08/15/2007 A                20,620
------------------------------------------------------------------------------------------------------------------------------
          750,000      IL Health Facilities Authority
                       (Edward Hospital)                     6.000       02/15/2019        02/15/2007 A               761,093
------------------------------------------------------------------------------------------------------------------------------
           65,000      IL Health Facilities Authority
                       (Little Company of Mary
                       Hospital of Illinois)                 5.500       08/15/2021        08/15/2007 A                66,871
------------------------------------------------------------------------------------------------------------------------------
           50,000      IL Health Facilities Authority
                       (Sarah Bush Lincoln Health
                       Center)                               6.000       02/15/2026        02/15/2007 A                51,087
------------------------------------------------------------------------------------------------------------------------------
           30,000      IL Health Facilities Authority
                       (West Suburban Hospital Medical
                       Center)                               5.750       07/01/2015        07/01/2009 A                31,766
------------------------------------------------------------------------------------------------------------------------------
           85,000      IL Health Facilities Authority
                       (West Suburban Hospital Medical
                       Center)                               5.750       07/01/2020        07/01/2009 A                90,192
------------------------------------------------------------------------------------------------------------------------------
        3,015,000      IL Hsg. Devel. Authority              5.625       08/01/2033        02/01/2012 A             3,134,243
------------------------------------------------------------------------------------------------------------------------------
          365,000      IL Hsg. Devel. Authority
                       (Garden House River Oak)              6.875       01/01/2020        01/01/2007 A               369,417
------------------------------------------------------------------------------------------------------------------------------
          230,000      IL Hsg. Devel. Authority
                       (Homeowner Mtg.)                      5.500       08/01/2026        03/15/2009 B               236,608
------------------------------------------------------------------------------------------------------------------------------
           15,000      IL Hsg. Devel. Authority
                       (Homeowner Mtg.)                      5.600       08/01/2027        02/01/2012 A                15,681
------------------------------------------------------------------------------------------------------------------------------
           15,000      IL Hsg. Devel. Authority
                       (Homeowner Mtg.)                      5.600       08/01/2032        08/01/2011 A                15,536
------------------------------------------------------------------------------------------------------------------------------
           15,000      IL Hsg. Devel. Authority
                       (Homeowner Mtg.)                      5.650       08/01/2031        07/01/2010 A                15,216
------------------------------------------------------------------------------------------------------------------------------
           20,000      IL Hsg. Devel. Authority
                       (Multifamily Hsg.), Series 3          6.050       09/01/2010        09/01/2007 A                20,300
------------------------------------------------------------------------------------------------------------------------------
           65,000      IL Hsg. Devel. Authority
                       (Multifamily Program), Series 3       6.200       09/01/2023        03/01/2007 A                65,614
------------------------------------------------------------------------------------------------------------------------------


                  21 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL                                                                           EFFECTIVE
           AMOUNT                                           COUPON        MATURITY          MATURITY*                   VALUE
------------------------------------------------------------------------------------------------------------------------------
ILLINOIS CONTINUED
$           5,000      IL Hsg. Devel. Authority
                       (Multifamily Program), Series 5       6.650%      09/01/2014        03/01/2007 A      $          5,006
------------------------------------------------------------------------------------------------------------------------------
        1,000,000      IL Hsg. Devel. Authority
                       (Skyline Towers Apartments)           6.875       11/01/2017        05/01/2007 A             1,020,800
------------------------------------------------------------------------------------------------------------------------------
          200,000      IL Hsg. Devel. Authority,
                       Series C-2                            5.250       08/01/2022        08/01/2012 A               206,584
------------------------------------------------------------------------------------------------------------------------------
           50,000      IL Metropolitan Pier &
                       Exposition Authority                  5.250       06/15/2012        06/15/2007 A                50,048
------------------------------------------------------------------------------------------------------------------------------
        8,255,000      IL Metropolitan Pier &
                       Exposition Authority                  5.375       06/01/2014        06/01/2007 A             8,390,795
------------------------------------------------------------------------------------------------------------------------------
          565,000      IL Metropolitan Pier &
                       Exposition Authority                  6.500       06/15/2027        06/15/2007 A               569,780
------------------------------------------------------------------------------------------------------------------------------
           10,000      IL Metropolitan Pier &
                       Exposition Authority                  6.500       06/15/2027        06/15/2007 A                10,021
------------------------------------------------------------------------------------------------------------------------------
        2,795,000      IL Sales Tax 1                        5.250       06/15/2018        06/15/2007 A             2,806,040
------------------------------------------------------------------------------------------------------------------------------
           20,000      IL Student Assistance
                       Commission (Student Loan)             6.875       03/01/2015        03/01/2007 A                20,035
------------------------------------------------------------------------------------------------------------------------------
          530,000      Joliet, IL GO                         6.250       01/01/2011        01/01/2007 A               533,758
------------------------------------------------------------------------------------------------------------------------------
           45,000      Lake County, IL HFC, Series A         6.800       05/01/2023        05/01/2007 A                45,077
------------------------------------------------------------------------------------------------------------------------------
        4,510,000      Lombard, IL Public Facilities
                       Corp. (Conference Center &
                       Hotel) 1                              5.500       01/01/2020        01/01/2016 A             4,884,285
------------------------------------------------------------------------------------------------------------------------------
        4,260,000      Lombard, IL Public Facilities
                       Corp. (Conference Center &
                       Hotel)                                5.500       01/01/2025        01/01/2016 A             4,600,374
------------------------------------------------------------------------------------------------------------------------------
        6,000,000      Lombard, IL Public Facilities
                       Corp. (Conference Center &
                       Hotel)                                5.500       01/01/2030        01/01/2016 A             6,470,160
------------------------------------------------------------------------------------------------------------------------------
       19,335,000      Lombard, IL Public Facilities
                       Corp. (Conference Center &
                       Hotel)                                5.500       01/01/2036        01/01/2016 A            20,716,679
------------------------------------------------------------------------------------------------------------------------------
           45,000      Rockford, IL (Faust Landmark
                       Apartments)                           6.750       01/01/2018        07/01/2007 A                46,720
------------------------------------------------------------------------------------------------------------------------------
           10,000      Southwestern IL Devel.
                       Authority (Illinois-American
                       Water Company)                        5.000       02/01/2028        02/01/2007 A                10,005
------------------------------------------------------------------------------------------------------------------------------
           40,000      Southwestern IL Devel.
                       Authority (Illinois-American
                       Water Company)                        5.100       06/01/2029        06/01/2008 A                40,411
------------------------------------------------------------------------------------------------------------------------------
           20,000      Southwestern IL Devel.
                       Authority (Meridian Village
                       Assoc.)                               5.250       08/20/2023        08/20/2010 A                20,596
------------------------------------------------------------------------------------------------------------------------------
           15,000      West Chicago, IL Industrial
                       Devel. (Leggett & Platt)              6.900       09/01/2024        03/01/2007 A                15,036
------------------------------------------------------------------------------------------------------------------------------
           30,000      Will County, IL Exempt
                       Facilities (Mobil Oil Corp.)          6.000       02/01/2027        02/01/2007 A                30,351
                                                                                                             -----------------
                                                                                                                  151,027,219
------------------------------------------------------------------------------------------------------------------------------
INDIANA-0.3%
           15,000      East Chicago, IN Pollution
                       Control (Inland Steel)                7.125       06/01/2007        06/01/2007                  15,137
------------------------------------------------------------------------------------------------------------------------------
           50,000      Henry County, IN Juvenile
                       Center Building Corp.                 6.350       01/05/2007        01/01/2007 A                50,019
------------------------------------------------------------------------------------------------------------------------------
        1,665,000      Huntington, IN EDC (Quanex
                       Corp.)                                6.500       08/01/2010        02/01/2007 A             1,667,148
------------------------------------------------------------------------------------------------------------------------------
          255,000      IN Airport Authority (Federal
                       Express)                              5.500       05/01/2029        05/01/2008 A               260,447
------------------------------------------------------------------------------------------------------------------------------
          225,000      IN Devel. Finance Authority
                       (USX Corp.)                           6.150       07/15/2022        01/15/2007 A               229,768
------------------------------------------------------------------------------------------------------------------------------


                  22 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL                                                                           EFFECTIVE
           AMOUNT                                           COUPON        MATURITY          MATURITY*                   VALUE
------------------------------------------------------------------------------------------------------------------------------
INDIANA CONTINUED
$         205,000      IN Devel. Finance Authority
                       (USX Corp.)                           6.250%      07/15/2030        01/15/2007 A      $        209,494
------------------------------------------------------------------------------------------------------------------------------
          610,000      IN Health Facilities Financing
                       Authority (Kings Daughters
                       Hospital Assoc.)                      5.625       08/15/2027        08/15/2007 A               627,934
------------------------------------------------------------------------------------------------------------------------------
           10,000      IN Health Facility Financing
                       Authority (Community Hospital
                       of Anderson)                          6.000       01/01/2014        01/01/2007 A                10,199
------------------------------------------------------------------------------------------------------------------------------
          170,000      IN Health Facility Financing
                       Authority (Community Hospitals
                       of Indiana)                           5.700       05/15/2022        05/15/2007 A               173,630
------------------------------------------------------------------------------------------------------------------------------
           15,000      IN HFA                                6.100       07/01/2022        01/01/2007 A                15,146
------------------------------------------------------------------------------------------------------------------------------
           30,000      IN HFA (Single Family Mtg.)           5.250       07/01/2023        02/15/2008 B                30,573
------------------------------------------------------------------------------------------------------------------------------
           15,000      IN HFA (Single Family Mtg.)           6.000       07/01/2019        01/01/2007 A                15,135
------------------------------------------------------------------------------------------------------------------------------
          495,000      IN Hsg. & Community Devel.
                       Authority (Single Family Mtg.)        5.250       01/01/2037        03/15/2012 B               521,695
------------------------------------------------------------------------------------------------------------------------------
          255,000      IN Municipal Power Agency,
                       Series A                              5.300       01/01/2023        01/01/2007 A               257,808
------------------------------------------------------------------------------------------------------------------------------
          530,000      Lake County, IN Redevel.
                       Authority                             6.450       02/01/2011        02/01/2007 A               531,256
------------------------------------------------------------------------------------------------------------------------------
          840,000      Madison County, IN Hospital
                       Authority (Community Hospital
                       of Anderson) 1                        8.000       01/01/2014        01/01/2007 A               842,377
------------------------------------------------------------------------------------------------------------------------------
           40,000      New Albany, IN Hospital
                       Facilities (Mercy Health System)      5.625       01/01/2027        10/01/2008 A                40,854
------------------------------------------------------------------------------------------------------------------------------
           25,000      Perry County, IN Redevel.
                       Authority                             6.000       02/01/2012        02/01/2007 A                25,283
------------------------------------------------------------------------------------------------------------------------------
           15,000      St. Joseph County, IN
                       Educational Facilities
                       (University of Notre Dame)            5.000       03/01/2027        03/01/2008 A                15,139
                                                                                                             -----------------
                                                                                                                    5,539,042
------------------------------------------------------------------------------------------------------------------------------
IOWA--2.5%
           30,000      Council Bluffs, IA Pollution
                       Control (Midwest Power Systems)       5.950       05/01/2023        05/01/2007 A                30,368
------------------------------------------------------------------------------------------------------------------------------
           10,000      Des Moines, IA Aviation System,
                       Series B                              5.125       07/01/2018        07/01/2008 A                10,139
------------------------------------------------------------------------------------------------------------------------------
        1,155,000      IA Finance Authority (Boys &
                       Girls Home & Family Services)         6.250       12/01/2028        12/01/2008 A             1,194,674
------------------------------------------------------------------------------------------------------------------------------
        5,225,000      IA Finance Authority (Single
                       Family Mtg.)                          5.500       07/01/2036        05/15/2012 B             5,574,448
------------------------------------------------------------------------------------------------------------------------------
           30,000      IA Finance Authority (Trinity
                       Regional Hospital)                    5.500       07/01/2022        07/01/2007 A                30,852
------------------------------------------------------------------------------------------------------------------------------
          800,000      IA Finance Authority Retirement
                       Community (Friendship Haven)          5.250       11/15/2014        11/15/2009 A               801,600
------------------------------------------------------------------------------------------------------------------------------
           45,000      IA Student Loan Liquidity Corp.       6.125       12/01/2011        06/01/2007 A                45,077
------------------------------------------------------------------------------------------------------------------------------
       37,420,000      IA Tobacco Settlement Authority       0.000 6     06/01/2034        06/01/2017 A            37,802,058
------------------------------------------------------------------------------------------------------------------------------
        3,000,000      IA Tobacco Settlement Authority       5.375       06/01/2038        08/21/2020 C             3,148,950
------------------------------------------------------------------------------------------------------------------------------
          170,000      Poweshiek, IA Water Assoc.            5.400       03/01/2024        03/01/2009 A               175,787
------------------------------------------------------------------------------------------------------------------------------
           30,000      Salix, IA Pollution Control
                       (Northwestern Public Service
                       Company)                              5.900       06/01/2023        06/01/2007 A                30,328
------------------------------------------------------------------------------------------------------------------------------


                  23 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL                                                                           EFFECTIVE
           AMOUNT                                           COUPON        MATURITY          MATURITY*                   VALUE
------------------------------------------------------------------------------------------------------------------------------
IOWA CONTINUED
$          15,000      University of Northern IA
                       (Academic Building)                   5.100%      07/01/2009        01/01/2007 A      $         15,016
                                                                                                             -----------------
                                                                                                                   48,859,297
------------------------------------------------------------------------------------------------------------------------------
KANSAS-4.5%
           20,000      Kansas City, KS Mtg. Revenue          7.000       12/01/2011        06/01/2007 A                20,034
------------------------------------------------------------------------------------------------------------------------------
           65,000      KS Devel. Finance Authority
                       Health Facilities (St.
                       Lukes/Shawnee Mission Health
                       System)                               5.375       11/15/2026        05/15/2007 A                66,371
------------------------------------------------------------------------------------------------------------------------------
           95,000      La Cygne, KS Pollution Control
                       (Kansas Gas & Electric Company)       5.100       03/01/2023        03/01/2007 A                95,092
------------------------------------------------------------------------------------------------------------------------------
          700,000      Pittsburgh, KS Transportation
                       Devel. District (N.
                       Broadway-Pittsburgh Town Center)      4.800       04/01/2027        08/18/2020 C               703,122
------------------------------------------------------------------------------------------------------------------------------
        9,000,000      Sedgwick & Shawnee Counties, KS
                       Hsg. (Single Family Mtg.)             5.250       12/01/2038        08/15/2017 C             9,534,330
------------------------------------------------------------------------------------------------------------------------------
       10,000,000      Sedgwick & Shawnee Counties, KS
                       Hsg. (Single Family Mtg.) 7           5.250       12/01/2038        06/15/2016 B            10,577,300
------------------------------------------------------------------------------------------------------------------------------
        2,965,000      Sedgwick & Shawnee Counties, KS
                       Hsg. (Single Family Mtg.)             5.300       12/01/2028        01/01/2014 B             3,125,614
------------------------------------------------------------------------------------------------------------------------------
        5,000,000      Sedgwick & Shawnee Counties, KS
                       Hsg. (Single Family Mtg.)             5.450       06/01/2038        11/03/2015 B             5,349,650
------------------------------------------------------------------------------------------------------------------------------
          500,000      Sedgwick & Shawnee Counties, KS
                       Hsg. (Single Family Mtg.)             5.469 2     12/01/2029        03/01/2011 A               142,905
------------------------------------------------------------------------------------------------------------------------------
        3,475,000      Sedgwick & Shawnee Counties, KS
                       Hsg. (Single Family Mtg.)             5.500       12/01/2037        12/01/2015 A             3,712,725
------------------------------------------------------------------------------------------------------------------------------
        4,040,000      Sedgwick & Shawnee Counties, KS
                       Hsg. (Single Family Mtg.)             5.550       06/01/2037        06/01/2018 A             4,404,327
------------------------------------------------------------------------------------------------------------------------------
        9,000,000      Sedgwick & Shawnee Counties, KS
                       Hsg. (Single Family Mtg.)             5.550       06/01/2038        02/01/2016 B             9,735,750
------------------------------------------------------------------------------------------------------------------------------
          930,000      Sedgwick & Shawnee Counties, KS
                       Hsg. (Single Family Mtg.)             5.650       12/01/2036        12/01/2014 A               976,584
------------------------------------------------------------------------------------------------------------------------------
        3,200,000      Sedgwick & Shawnee Counties, KS
                       Hsg. (Single Family Mtg.)             5.750       06/01/2036        06/01/2020 A             3,399,552
------------------------------------------------------------------------------------------------------------------------------
        1,980,000      Sedgwick & Shawnee Counties, KS
                       Hsg. (Single Family Mtg.)             5.750       12/01/2037        12/01/2019 A             2,183,366
------------------------------------------------------------------------------------------------------------------------------
        2,260,000      Sedgwick & Shawnee Counties, KS
                       Hsg. (Single Family Mtg.)             5.750       12/01/2037        12/01/2021 A             2,492,983
------------------------------------------------------------------------------------------------------------------------------
        2,865,000      Sedgwick & Shawnee Counties, KS
                       Hsg. (Single Family Mtg.)             5.800       12/01/2036        12/01/2016 A             3,203,213
------------------------------------------------------------------------------------------------------------------------------
          120,000      Sedgwick & Shawnee Counties, KS
                       Hsg. (Single Family Mtg.)             5.850       06/01/2028        03/15/2011 B               124,867
------------------------------------------------------------------------------------------------------------------------------
        3,235,000      Sedgwick & Shawnee Counties, KS
                       Hsg. (Single Family Mtg.)             5.850       12/01/2034        12/01/2013 A             3,524,435
------------------------------------------------------------------------------------------------------------------------------
        2,035,000      Sedgwick & Shawnee Counties, KS
                       Hsg. (Single Family Mtg.)             5.850       06/01/2037        06/01/2018 A             2,229,750
------------------------------------------------------------------------------------------------------------------------------
        2,175,000      Sedgwick & Shawnee Counties, KS
                       Hsg. (Single Family Mtg.)             5.900       12/01/2034        12/01/2012 A             2,279,465
------------------------------------------------------------------------------------------------------------------------------
        3,315,000      Sedgwick & Shawnee Counties, KS
                       Hsg. (Single Family Mtg.)             5.900       12/01/2037        06/01/2017 A             3,646,235
------------------------------------------------------------------------------------------------------------------------------
        2,990,000      Sedgwick & Shawnee Counties, KS
                       Hsg. (Single Family Mtg.)             6.000       12/01/2034        06/01/2013 A             3,164,437
------------------------------------------------------------------------------------------------------------------------------


                  24 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL                                                                           EFFECTIVE
           AMOUNT                                           COUPON        MATURITY          MATURITY*                   VALUE
------------------------------------------------------------------------------------------------------------------------------
KANSAS CONTINUED
$       4,405,000      Sedgwick & Shawnee Counties, KS
                       Hsg. (Single Family Mtg.)             6.125%      12/01/2033        06/01/2012 A      $      4,841,668
------------------------------------------------------------------------------------------------------------------------------
        1,335,000      Sedgwick & Shawnee Counties, KS
                       Hsg. (Single Family Mtg.)             6.450       12/01/2033        03/11/2007 B             1,429,037
------------------------------------------------------------------------------------------------------------------------------
          170,000      Sedgwick & Shawnee Counties, KS
                       Hsg. (Single Family Mtg.)             6.875       12/01/2026        01/01/2007 B               172,468
------------------------------------------------------------------------------------------------------------------------------
          300,000      Sedgwick & Shawnee Counties, KS
                       Hsg. (Single Family Mtg.)             6.950       06/01/2029        03/18/2008 C               308,511
------------------------------------------------------------------------------------------------------------------------------
          870,000      Sedgwick & Shawnee Counties, KS
                       Hsg. (Single Family Mtg.)             7.600       12/01/2031        12/01/2007 B               873,758
------------------------------------------------------------------------------------------------------------------------------
        5,000,000      Wyandotte County/Kansas City,
                       KS Unified Government Special
                       Obligation                            4.750       12/01/2016        12/01/2015 A             5,155,750
                                                                                                             -----------------
                                                                                                                   87,473,299
------------------------------------------------------------------------------------------------------------------------------
KENTUCKY-0.1%
           55,000      Jefferson County, KY Health
                       Facilities (JHHS/JHP/JHF
                       Obligated Group)                      5.700       01/01/2021        01/01/2007 A                56,178
------------------------------------------------------------------------------------------------------------------------------
           25,000      Jefferson County, KY Health
                       Facilities (University Medical
                       Center)                               5.500       07/01/2017        07/01/2007 A                25,447
------------------------------------------------------------------------------------------------------------------------------
          100,000      Kenton County, KY Airport Board
                       (Cincinnati/Northern Kentucky
                       International)                        5.750       03/01/2010        03/01/2007 A               101,970
------------------------------------------------------------------------------------------------------------------------------
           35,000      Kenton County, KY Airport Board
                       (Cincinnati/Northern Kentucky
                       International)                        5.750       03/01/2013        03/01/2007 A                35,690
------------------------------------------------------------------------------------------------------------------------------
          120,000      Kenton County, KY Airport
                       Special Facilities (Delta
                       Airlines) 4,8                         7.500       02/01/2012        02/01/2012                  93,227
------------------------------------------------------------------------------------------------------------------------------
           30,000      KY EDFA (St. Claire Medical
                       Center)                               5.625       09/01/2021        03/01/2007 A                30,042
------------------------------------------------------------------------------------------------------------------------------
           15,000      KY Hsg. Corp.                         5.300       07/01/2018        07/01/2008 A                15,324
------------------------------------------------------------------------------------------------------------------------------
           15,000      KY Hsg. Corp.                         5.350       01/01/2021        07/01/2011 A                15,498
------------------------------------------------------------------------------------------------------------------------------
           15,000      KY Hsg. Corp.                         5.450       07/01/2022        01/01/2012 A                15,604
------------------------------------------------------------------------------------------------------------------------------
           70,000      KY Infrastructure Authority           5.700       06/01/2013        06/01/2007 A                70,459
------------------------------------------------------------------------------------------------------------------------------
        1,285,000      Louisville & Jefferson County,
                       KY Regional Airport Authority
                       (AIRIS Louisville)                    5.500       03/01/2019        03/01/2010 A             1,319,644
                                                                                                             -----------------
                                                                                                                    1,779,083
------------------------------------------------------------------------------------------------------------------------------
LOUISIANA--3.8%
           35,000      Caddo Parish, LA Industrial
                       Devel. Board (Pennzoil Products
                       Company)                              5.600       12/01/2028        12/01/2010 A                36,180
------------------------------------------------------------------------------------------------------------------------------
          160,000      Calcasieu Parish, LA Industrial
                       Devel. Board (E.I. Dupont de
                       Nemours)                              5.750       12/01/2026        06/01/2007 A               161,763
------------------------------------------------------------------------------------------------------------------------------
        1,565,000      Calcasieu Parish, LA Industrial
                       Devel. Board (Olin Corp.) 1           6.625       02/01/2016        04/01/2010 A             1,679,261
------------------------------------------------------------------------------------------------------------------------------
          725,000      Calcasieu Parish, LA Public
                       Trust Authority                       5.000       04/01/2028        03/22/2009 B               739,043
------------------------------------------------------------------------------------------------------------------------------
          190,000      De Soto Parish, LA
                       Environmental Improvement
                       (International Paper Company)         5.600       11/01/2022        11/01/2009 A               195,117
------------------------------------------------------------------------------------------------------------------------------


                  25 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL                                                                           EFFECTIVE
           AMOUNT                                           COUPON        MATURITY          MATURITY*                   VALUE
------------------------------------------------------------------------------------------------------------------------------
LOUISIANA CONTINUED
$           5,000      De Soto Parish, LA
                       Environmental Improvement
                       (International Paper Company)         6.375%      05/01/2025        05/01/2011 A      $          5,391
------------------------------------------------------------------------------------------------------------------------------
           60,000      East Baton Rouge, LA Mtg.
                       Finance Authority                     5.600       04/01/2022        04/01/2009 A                60,217
------------------------------------------------------------------------------------------------------------------------------
           25,000      East Baton Rouge, LA Mtg.
                       Finance Authority (GNMA & FNMA
                       Mtg.)                                 5.700       10/01/2033        04/01/2007 A                25,097
------------------------------------------------------------------------------------------------------------------------------
           45,000      East Baton Rouge, LA Mtg.
                       Finance Authority (Single
                       Family Mtg.)                          5.500       10/01/2025        04/01/2007 A                45,028
------------------------------------------------------------------------------------------------------------------------------
           50,000      East Baton Rouge, LA Mtg.
                       Finance Authority (Single
                       Family Mtg.)                          6.350       10/01/2028        10/01/2007 A                50,514
------------------------------------------------------------------------------------------------------------------------------
           25,000      Hammond, LA Industrial Devel.
                       Board (Albertson's)                   6.300       11/01/2008        11/01/2008                  24,997
------------------------------------------------------------------------------------------------------------------------------
          135,000      Iberville Parish, LA Pollution
                       Control (Entergy Gulf States)         5.700       01/01/2014        07/01/2007 A               135,024
------------------------------------------------------------------------------------------------------------------------------
        1,550,000      Jefferson Parish, LA Home Mtg.
                       Authority (Single Family Mtg.)        5.550       06/01/2036        11/15/2011 B             1,630,957
------------------------------------------------------------------------------------------------------------------------------
          855,000      Jefferson Parish, LA Home Mtg.
                       Authority (Single Family Mtg.)        5.875       12/01/2021        06/01/2007 C               863,601
------------------------------------------------------------------------------------------------------------------------------
           20,000      LA HFA (Multifamily Hsg.)             7.100       11/01/2033        11/01/2007 A                20,339
------------------------------------------------------------------------------------------------------------------------------
          345,000      LA HFA (Single Family Mtg.)           5.800       06/01/2035        06/01/2007 B               356,699
------------------------------------------------------------------------------------------------------------------------------
           10,000      LA HFA (Single Family Mtg.)           5.900       12/01/2011        03/01/2007 B                10,082
------------------------------------------------------------------------------------------------------------------------------
           30,000      LA HFA (Single Family Mtg.)           5.900       12/01/2011        06/01/2007 B                30,452
------------------------------------------------------------------------------------------------------------------------------
        1,685,000      LA HFA (Single Family Mtg.)           6.375       06/01/2033        06/01/2007 B             1,707,175
------------------------------------------------------------------------------------------------------------------------------
        1,685,000      LA HFA (Single Family Mtg.)           6.400       06/01/2032        04/01/2007 B             1,693,105
------------------------------------------------------------------------------------------------------------------------------
          725,000      LA HFA (Single Family Mtg.)           7.450       12/01/2031        04/22/2007 B               746,801
------------------------------------------------------------------------------------------------------------------------------
           25,000      LA HFA (St. Dominic Assisted
                       Care)                                 6.300       09/01/2015        09/01/2008 A                25,525
------------------------------------------------------------------------------------------------------------------------------
        2,070,000      LA Local Government EF&CD
                       Authority (Bellemont Apartments)      6.000       09/01/2022        09/01/2012 A             2,173,583
------------------------------------------------------------------------------------------------------------------------------
          855,000      LA Local Government EF&CD
                       Authority (Oakleigh Apartments)       6.000       06/01/2016        07/07/2014 B               908,019
------------------------------------------------------------------------------------------------------------------------------
       12,000,000      LA Public Facilities Authority
                       (Baton Rouge General Medical
                       Center)                               5.250       07/01/2024        07/01/2014 A            12,855,840
------------------------------------------------------------------------------------------------------------------------------
        6,000,000      LA Public Facilities Authority
                       (Louisiana Water Company)             5.450       02/01/2013        08/01/2007 A             6,055,080
------------------------------------------------------------------------------------------------------------------------------
           15,000      LA Public Facilities Authority
                       (Tulane University)                   5.750       02/15/2021        02/15/2007 A                15,021
------------------------------------------------------------------------------------------------------------------------------
          105,000      LA Public Facilities Authority
                       (Xavier University of Louisiana)      5.250       09/01/2027        09/01/2007 A               107,798
------------------------------------------------------------------------------------------------------------------------------
       10,355,000      LA Tobacco Settlement Financing
                       Corp. (TASC)                          5.875       05/15/2039        05/15/2012 A            11,101,596
------------------------------------------------------------------------------------------------------------------------------
       24,320,000      LA Tobacco Settlement Financing
                       Corp. (TASC), Series B                5.500       05/15/2030        05/10/2011 B            25,533,811
------------------------------------------------------------------------------------------------------------------------------
           15,000      New Orleans, LA Aviation Board
                       (Passenger Facility Charge)           5.500       09/01/2014        03/01/2007 A                15,014
------------------------------------------------------------------------------------------------------------------------------
          150,000      New Orleans, LA Aviation Board
                       (Passenger Facility Charge)           6.000       09/01/2018        03/01/2007 A               150,197
------------------------------------------------------------------------------------------------------------------------------
          250,000      New Orleans, LA Aviation Board
                       (Passenger Facility Charge)           6.000       09/01/2019        03/01/2007 A               250,400
------------------------------------------------------------------------------------------------------------------------------


                  26 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL                                                                           EFFECTIVE
           AMOUNT                                           COUPON        MATURITY          MATURITY*                   VALUE
------------------------------------------------------------------------------------------------------------------------------
LOUISIANA CONTINUED
$         175,000      New Orleans, LA Exhibit Hall
                       Special Tax (Ernest N. Morial)        5.600%      07/15/2025        01/15/2007 A      $        176,673
------------------------------------------------------------------------------------------------------------------------------
           20,000      New Orleans, LA Finance
                       Authority (Single Family Mtg.),
                       Series B-2                            6.050       12/01/2026        12/01/2009 A                20,350
------------------------------------------------------------------------------------------------------------------------------
        2,305,000      New Orleans, LA HDC (Southwood
                       Patio)                                7.700       02/01/2022        02/01/2007 A             2,329,802
------------------------------------------------------------------------------------------------------------------------------
           10,000      New Orleans, LA Home Mtg.
                       Authority (Single Family Mtg.)        6.000       12/01/2021        12/01/2008 A                10,168
------------------------------------------------------------------------------------------------------------------------------
            5,000      New Orleans, LA Home Mtg.
                       Authority (Single Family Mtg.)        6.200       06/01/2015        06/01/2007 A                 5,092
------------------------------------------------------------------------------------------------------------------------------
          255,000      New Orleans, LA Home Mtg.
                       Authority (Single Family Mtg.)        6.300       06/01/2028        06/01/2007 A               257,343
------------------------------------------------------------------------------------------------------------------------------
           30,000      New Orleans, LA Sewage Service        5.400       06/01/2017        06/01/2007 A                30,464
------------------------------------------------------------------------------------------------------------------------------
           70,000      Orleans Parish, LA Parishwide
                       School District                       5.000       09/01/2015        03/01/2007 A                70,055
------------------------------------------------------------------------------------------------------------------------------
           15,000      Orleans Parish, LA Parishwide
                       School District                       5.125       09/01/2021        03/01/2008 A                15,164
------------------------------------------------------------------------------------------------------------------------------
           50,000      Orleans Parish, LA Parishwide
                       School District                       5.300       09/01/2014        03/01/2007 A                50,111
------------------------------------------------------------------------------------------------------------------------------
          170,000      Orleans Parish, LA Parishwide
                       School District                       5.375       09/01/2017        03/01/2007 A               170,369
------------------------------------------------------------------------------------------------------------------------------
           15,000      Orleans Parish, LA School Board       5.300       09/01/2012        03/01/2007 A                15,017
------------------------------------------------------------------------------------------------------------------------------
          110,000      Orleans Parish, LA School Board       5.300       09/01/2013        03/01/2007 A               110,120
------------------------------------------------------------------------------------------------------------------------------
          125,000      Orleans Parish, LA School
                       Board, Series B                       5.200       02/01/2014        02/01/2007 A               125,131
------------------------------------------------------------------------------------------------------------------------------
           50,000      Plaquemines, LA Port Harbor &
                       Terminal District (Teco Energy)       5.000       09/01/2007        09/01/2007                  50,015
------------------------------------------------------------------------------------------------------------------------------
          340,000      Shreveport, LA Hsg. Authority
                       (U.S. Goodman Plaza)                  6.100       08/01/2019        12/26/2015 C               336,889
------------------------------------------------------------------------------------------------------------------------------
           15,000      Shreveport, LA Hsg. Authority
                       (U.S. Goodman Plaza)                  6.125       08/01/2010        08/15/2009 C                14,994
------------------------------------------------------------------------------------------------------------------------------
           50,000      Slidell, LA Utilities                 5.550       04/01/2016        04/01/2007 A                50,811
------------------------------------------------------------------------------------------------------------------------------
           30,000      St. John Baptist Parish, LA
                       (USX Corp.)                           5.350       12/01/2013        12/01/2008 A                30,932
------------------------------------------------------------------------------------------------------------------------------
           25,000      Tangipahoa Parish, LA School
                       Board Sales & Use Tax                 5.350       03/15/2010        05/01/2007 A                25,029
                                                                                                             -----------------
                                                                                                                   73,303,256
------------------------------------------------------------------------------------------------------------------------------
MAINE--0.2%
        1,800,000      Jay, ME Environmental
                       Improvement (International
                       Paper Company)                        6.250       09/01/2023        09/01/2009 A             1,911,474
------------------------------------------------------------------------------------------------------------------------------
           25,000      Jay, ME Solid Waste Disposal
                       (International Paper Company)         6.200       09/01/2019        09/01/2009 A                26,566
------------------------------------------------------------------------------------------------------------------------------
        2,000,000      ME Finance Authority Solid
                       Waste Recycling Facilities
                       (Great Northern Paper)                7.750       10/01/2022        04/01/2007 A             2,016,300
------------------------------------------------------------------------------------------------------------------------------
            5,000      ME H&HEFA, Series A                   5.875       07/01/2025        01/01/2007 A                 5,053
------------------------------------------------------------------------------------------------------------------------------
           15,000      ME H&HEFA, Series A                   6.000       07/01/2024        01/01/2007 A                15,028
------------------------------------------------------------------------------------------------------------------------------
           20,000      ME Hsg. Authority, Series A-2         5.250       11/15/2032        01/15/2010 A                20,334
------------------------------------------------------------------------------------------------------------------------------
           10,000      ME Hsg. Authority, Series C           5.450       11/15/2023        05/15/2009 A                10,193
------------------------------------------------------------------------------------------------------------------------------
          135,000      ME Hsg. Authority, Series D-1         5.250       11/15/2015        05/15/2007 B               135,761
------------------------------------------------------------------------------------------------------------------------------


                  27 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL                                                                           EFFECTIVE
           AMOUNT                                           COUPON        MATURITY          MATURITY*                   VALUE
------------------------------------------------------------------------------------------------------------------------------
MAINE CONTINUED
$          10,000      ME Municipal Bond Bank                5.850%      11/01/2020        06/01/2007 A      $         10,017
------------------------------------------------------------------------------------------------------------------------------
          100,000      ME Municipal Bond Bank, Series D      6.300       11/01/2014        05/01/2007 A               100,210
------------------------------------------------------------------------------------------------------------------------------
           45,000      ME State Hsg. Authority Mtg.,
                       Series D 1                            5.500       11/15/2014        05/15/2009 A                45,998
                                                                                                             -----------------
                                                                                                                    4,296,934
------------------------------------------------------------------------------------------------------------------------------
MARYLAND--0.5%
           65,000      Baltimore, MD Port Facilities
                       (E.I. DuPont de Nemours &
                       Company)                              6.500       10/01/2011        04/01/2007 A                67,851
------------------------------------------------------------------------------------------------------------------------------
          655,000      Baltimore, MD Port Facilities
                       (E.I. DuPont de Nemours &
                       Company)                              6.500       10/01/2011        04/01/2007 A               676,425
------------------------------------------------------------------------------------------------------------------------------
          485,000      MD Community Devel.
                       Administration (Dept. of Hsg.&
                       Community Devel.) B                   5.125       04/01/2021        04/01/2009                 495,922
------------------------------------------------------------------------------------------------------------------------------
           60,000      MD Community Devel.
                       Administration (Dept. of Hsg.&
                       Community Devel.)                     5.150       03/01/2018        03/01/2011 A                61,450
------------------------------------------------------------------------------------------------------------------------------
          245,000      MD Community Devel.
                       Administration (Dept. of Hsg.&
                       Community Devel.)                     5.300       09/01/2023        03/01/2010 A               250,581
------------------------------------------------------------------------------------------------------------------------------
            5,000      MD Community Devel.
                       Administration (Dept. of Hsg.&
                       Community Devel.)                     5.350       07/01/2041        01/01/2009 A                 5,108
------------------------------------------------------------------------------------------------------------------------------
           25,000      MD Community Devel.
                       Administration (Dept. of Hsg.&
                       Community Devel.)                     5.375       09/01/2024        03/01/2009 A                25,652
------------------------------------------------------------------------------------------------------------------------------
        5,535,000      MD EDC Student Hsg. (Bowie
                       State University) 1                   6.000       06/01/2023        06/01/2013 A             5,693,301
------------------------------------------------------------------------------------------------------------------------------
           10,000      MD H&EFA (Doctors Community
                       Hospital)                             5.750       07/01/2013        07/01/2007 A                10,013
------------------------------------------------------------------------------------------------------------------------------
           65,000      MD H&EFA (Johns Hopkins
                       Hospital)                             5.500       07/01/2026        01/01/2007 A                66,387
------------------------------------------------------------------------------------------------------------------------------
           75,000      MD H&HEFA (Johns Hopkins
                       University)                           5.625       07/01/2027        07/01/2007 A                77,159
------------------------------------------------------------------------------------------------------------------------------
          245,000      MD Hsg. Community Devel.
                       People's Resource Center              5.250       09/01/2029        03/01/2011 A               250,637
------------------------------------------------------------------------------------------------------------------------------
          245,000      MD Hsg. Community Devel.
                       People's Resource Center              5.650       07/01/2039        07/01/2007 A               251,032
------------------------------------------------------------------------------------------------------------------------------
           55,000      MD Industrial Devel. Financing
                       Authority (Bon Secours Health
                       Systems)                              5.500       08/15/2020        02/15/2007 A                55,574
------------------------------------------------------------------------------------------------------------------------------
           50,000      Montgomery County, MD Hsg.
                       Opportunities Commission
                       (Multifamily Mtg.)                    6.000       07/01/2037        01/01/2007 A                51,115
------------------------------------------------------------------------------------------------------------------------------
           30,000      Montgomery County, MD Hsg.
                       Opportunities Commission
                       (Multifamily Mtg.), Series B          6.400       07/01/2028        07/01/2008 A                30,677
------------------------------------------------------------------------------------------------------------------------------
        1,960,000      Montgomery County, MD Hsg.
                       Opportunities Commission
                       (Single Family Mtg.)                  5.750       07/01/2029        07/01/2029               2,081,050
------------------------------------------------------------------------------------------------------------------------------


                  28 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL                                                                           EFFECTIVE
           AMOUNT                                           COUPON        MATURITY          MATURITY*                   VALUE
------------------------------------------------------------------------------------------------------------------------------
MARYLAND CONTINUED
$          80,000      Prince Georges County, MD Hsg.
                       Authority (Langley Gardens
                       Apartments)                           5.750%      08/20/2029        08/20/2008 A      $         82,977
------------------------------------------------------------------------------------------------------------------------------
           25,000      Prince Georges County, MD Hsg.
                       Authority (Single Family)             6.150       08/01/2019        08/01/2010 A                25,910
                                                                                                             -----------------
                                                                                                                   10,258,821
------------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS--4.4%
           25,000      Concord, MA GO                        4.900       07/15/2009        01/15/2007 A                25,026
------------------------------------------------------------------------------------------------------------------------------
           30,000      MA Bay Transportation Authority
                       (General Transportation System)       5.000       03/01/2024        03/01/2007 A                30,351
------------------------------------------------------------------------------------------------------------------------------
           35,000      MA Devel. Finance Agency (Curry
                       College)                              6.000       03/01/2031        03/01/2009 A                36,661
------------------------------------------------------------------------------------------------------------------------------
           10,000      MA Devel. Finance Agency (The
                       Wheeler School)                       5.500       12/01/2007        12/01/2007                  10,087
------------------------------------------------------------------------------------------------------------------------------
        1,000,000      MA Devel. Finance Authority
                       (Massachusetts College of
                       Pharmacy Allied Health Sciences)      6.375       07/01/2023        07/01/2013 A             1,126,670
------------------------------------------------------------------------------------------------------------------------------
        3,935,000      MA Devel. Finance Authority
                       (VOA Ayer)                            6.200       02/20/2046        02/20/2015 A             4,471,970
------------------------------------------------------------------------------------------------------------------------------
       10,355,000      MA Educational Facilities
                       Authority, Issue E                    5.300       01/01/2016        07/01/2010 A            10,656,745
------------------------------------------------------------------------------------------------------------------------------
        1,390,000      MA Educational Financing
                       Authority                             6.050       12/01/2017        12/01/2009 A             1,441,458
------------------------------------------------------------------------------------------------------------------------------
        1,760,000      MA Educational Financing
                       Authority, Issue G                    5.920       12/01/2014        12/01/2010 A             1,821,248
------------------------------------------------------------------------------------------------------------------------------
        1,125,000      MA Educational Financing
                       Authority, Issue G                    6.000       12/01/2016        12/01/2009 A             1,165,826
------------------------------------------------------------------------------------------------------------------------------
          160,000      MA H&EFA (Berklee College of
                       Music)                                5.100       10/01/2027        10/01/2007 A               164,504
------------------------------------------------------------------------------------------------------------------------------
           10,000      MA H&EFA (Beverly Hospital
                       Corp.)                                5.625       07/01/2013        01/01/2007 A                10,014
------------------------------------------------------------------------------------------------------------------------------
           70,000      MA H&EFA (Cape Cod Healthcare)        5.450       11/15/2023        11/15/2008 A                71,849
------------------------------------------------------------------------------------------------------------------------------
          160,000      MA H&EFA(CC/SEMCB/CH/VRHS/ HFH
                       Obligated Group)                      5.700       07/01/2015        01/01/2009 A               166,245
------------------------------------------------------------------------------------------------------------------------------
          700,000      MA H&EFA (CC/SEMCB/CH/VRHS/
                       HFH Obligated Group)                  5.750       07/01/2028        01/01/2009 A               728,406
------------------------------------------------------------------------------------------------------------------------------
        1,635,000      MA H&EFA (New England Medical
                       Center)                               5.375       07/01/2024        01/01/2007 A             1,636,799
------------------------------------------------------------------------------------------------------------------------------
        1,750,000      MA H&EFA (Partners Healthcare
                       System)                               5.375       07/01/2017        07/01/2007 A             1,781,675
------------------------------------------------------------------------------------------------------------------------------
          180,000      MA H&EFA (Schepens Eye Research
                       Institute)                            6.500       07/01/2028        07/01/2009 A               193,918
------------------------------------------------------------------------------------------------------------------------------
          435,000      MA H&EFA (South Shore Hospital)       5.500       07/01/2020        01/01/2007 A               440,416
------------------------------------------------------------------------------------------------------------------------------
        1,255,000      MA H&EFA (Valley Regional
                       Health System)                        5.750       07/01/2018        01/01/2007 A             1,256,970
------------------------------------------------------------------------------------------------------------------------------
          140,000      MA HFA                                5.550       07/01/2027        07/01/2007 A               142,069
------------------------------------------------------------------------------------------------------------------------------
        6,890,000      MA HFA (Rental Mtg.)                  5.250       01/01/2046        07/01/2012 A             7,142,587
------------------------------------------------------------------------------------------------------------------------------
        3,005,000      MA HFA (Rental Mtg.)                  5.600       01/01/2045        07/01/2012 A             3,207,447
------------------------------------------------------------------------------------------------------------------------------
        1,000,000      MA HFA (Rental Mtg.)                  5.625       07/01/2040        07/01/2007 A             1,017,100
------------------------------------------------------------------------------------------------------------------------------
            5,000      MA HFA, Series 22                     6.100       06/01/2016        06/01/2007 A                 5,006
------------------------------------------------------------------------------------------------------------------------------


                  29 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL                                                                           EFFECTIVE
           AMOUNT                                           COUPON        MATURITY          MATURITY*                   VALUE
------------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS CONTINUED
$         235,000      MA HFA, Series A                      5.050%      06/01/2010        06/01/2008 A      $        240,229
------------------------------------------------------------------------------------------------------------------------------
          375,000      MA HFA, Series A                      5.150       12/01/2011        06/01/2008 A               383,363
------------------------------------------------------------------------------------------------------------------------------
           35,000      MA HFA, Series A                      5.500       07/01/2040        07/01/2010 A                35,734
------------------------------------------------------------------------------------------------------------------------------
        1,200,000      MA HFA, Series A 7                    5.550       07/01/2032        07/01/2012 A             1,251,984
------------------------------------------------------------------------------------------------------------------------------
        2,000,000      MA HFA, Series A                      6.000       07/01/2041        01/01/2011 A             2,120,100
------------------------------------------------------------------------------------------------------------------------------
           25,000      MA HFA, Series B                      6.400       07/01/2038        07/01/2007 A                25,671
------------------------------------------------------------------------------------------------------------------------------
           50,000      MA HFA, Series E                      6.050       07/01/2020        07/01/2009 A                51,591
------------------------------------------------------------------------------------------------------------------------------
        4,275,000      MA HFA, Series H                      6.650       07/01/2041        07/01/2010 A             4,565,444
------------------------------------------------------------------------------------------------------------------------------
          650,000      MA Industrial Finance Agency
                       (Arbors at Taunton)                   5.300       06/20/2019        06/20/2011 A               676,195
------------------------------------------------------------------------------------------------------------------------------
          265,000      MA Industrial Finance Agency
                       (Avon Associates)                     5.375       04/01/2020        04/01/2007 A               266,325
------------------------------------------------------------------------------------------------------------------------------
        1,000,000      MA Industrial Finance Agency
                       (Heights Crossing)                    6.150       02/01/2035        02/01/2007 A             1,019,160
------------------------------------------------------------------------------------------------------------------------------
        1,720,000      MA Industrial Finance Agency
                       (Massachusetts American Water
                       Company)                              6.250       12/01/2010        06/01/2007 A             1,732,728
------------------------------------------------------------------------------------------------------------------------------
          930,000      MA Industrial Finance Agency
                       (Massachusetts American Water
                       Company)                              6.750       12/01/2025        06/01/2007 A               930,335
------------------------------------------------------------------------------------------------------------------------------
        2,130,000      MA Industrial Finance Agency
                       (Massachusetts American Water
                       Company)                              6.900       12/01/2029        06/01/2007 A             2,130,788
------------------------------------------------------------------------------------------------------------------------------
        1,600,000      MA Industrial Finance Agency
                       (TNG Draper Place) 1                  6.450       08/20/2039        08/20/2008 A             1,732,304
------------------------------------------------------------------------------------------------------------------------------
        1,175,000      MA Port Authority                     5.100       07/01/2010        07/01/2007 A             1,192,919
------------------------------------------------------------------------------------------------------------------------------
           35,000      MA Port Authority (Bosfuel
                       Corp.)                                5.625       07/01/2027        07/01/2007 A                35,988
------------------------------------------------------------------------------------------------------------------------------
        1,000,000      MA Port Authority (Delta
                       Airlines) 1                           5.500       01/01/2016        01/01/2012 A             1,053,850
------------------------------------------------------------------------------------------------------------------------------
        2,000,000      MA Port Authority (Delta
                       Airlines)                             5.500       01/01/2017        01/01/2011 A             2,105,440
------------------------------------------------------------------------------------------------------------------------------
        1,000,000      MA Port Authority (Delta
                       Airlines) 1                           5.500       01/01/2019        01/01/2012 A             1,052,720
------------------------------------------------------------------------------------------------------------------------------
       20,000,000      MA Port Authority (Delta
                       Airlines) 3                           5.500       01/01/2022        01/01/2011 A            21,084,700
------------------------------------------------------------------------------------------------------------------------------
          225,000      MA Port Authority (US Airways)        5.750       09/01/2016        03/01/2007 A               229,865
------------------------------------------------------------------------------------------------------------------------------
          315,000      MA Port Authority Special
                       Facilities (Bosfuel Corp.)            5.750       07/01/2039        07/01/2007 A               324,170
------------------------------------------------------------------------------------------------------------------------------
           25,000      MA Port Authority Special
                       Facilities (US Airways)               5.500       09/01/2009        03/01/2007 A                25,536
------------------------------------------------------------------------------------------------------------------------------
          175,000      MA Port Authority, Series B           5.375       07/01/2027        07/01/2007 A               177,457
------------------------------------------------------------------------------------------------------------------------------
          400,000      MA Turnpike Authority, Series A       5.125       01/01/2023        01/01/2007 A               408,372
------------------------------------------------------------------------------------------------------------------------------
        1,175,000      MA Turnpike Authority, Series A       5.550       01/01/2017        01/01/2007 A             1,225,666
------------------------------------------------------------------------------------------------------------------------------
          700,000      New England Education Loan
                       Marketing Corp.                       6.900       11/01/2009        11/01/2009                 737,646
------------------------------------------------------------------------------------------------------------------------------
          125,000      Weymouth, MA GO                       5.700       07/15/2011        01/15/2007 A               127,693
                                                                                                             -----------------
                                                                                                                   85,695,020
------------------------------------------------------------------------------------------------------------------------------
MICHIGAN--2.0%
           45,000      Dearborn, MI EDC (OHC/UC
                       Obligated Group)                      5.750       11/15/2015        05/15/2007 A                45,512
------------------------------------------------------------------------------------------------------------------------------
           25,000      Detroit, MI GO                        5.000       04/01/2018        04/01/2008 A                25,600
------------------------------------------------------------------------------------------------------------------------------


                  30 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL                                                                           EFFECTIVE
           AMOUNT                                           COUPON        MATURITY          MATURITY*                   VALUE
------------------------------------------------------------------------------------------------------------------------------
MICHIGAN CONTINUED
$         225,000      Detroit, MI Local Devel.
                       Finance Authority (Chrysler
                       Corp.)                                5.375%      05/01/2018        05/01/2009 A      $        228,686
------------------------------------------------------------------------------------------------------------------------------
           45,000      Detroit, MI Sewer Disposal
                       System, Series A                      5.000       07/01/2027        07/01/2007 A                45,761
------------------------------------------------------------------------------------------------------------------------------
           25,000      Detroit, MI Water Supply
                       System, Series A                      5.000       07/01/2027        07/01/2007 A                25,369
------------------------------------------------------------------------------------------------------------------------------
           30,000      Farmington Hills, MI EDC
                       (Botsford General Hospital)           5.700       02/15/2015        02/15/2007 A                30,064
------------------------------------------------------------------------------------------------------------------------------
          155,000      Flint, MI Hospital Building
                       Authority (Hurley Medical
                       Center)                               5.375       07/01/2020        07/01/2010 A               155,849
------------------------------------------------------------------------------------------------------------------------------
           25,000      Kalamazoo, MI (Downtown Devel.)       6.000       04/01/2013        04/01/2007 A                25,142
------------------------------------------------------------------------------------------------------------------------------
           25,000      Kent County, MI Airport
                       Facility (Kent County
                       International Airport)                5.000       01/01/2021        01/01/2010 A                25,412
------------------------------------------------------------------------------------------------------------------------------
          115,000      Kent County, MI Airport
                       Facility (Kent County
                       International Airport)                5.000       01/01/2028        01/01/2010 A               116,840
------------------------------------------------------------------------------------------------------------------------------
           20,000      MI Higher Education Student
                       Loan Authority                        5.400       06/01/2018        06/01/2008 A                20,526
------------------------------------------------------------------------------------------------------------------------------
          250,000      MI Hospital Finance Authority
                       (Detroit Medical Center
                       Obligated Group)                      5.250       08/15/2028        08/15/2009 A               256,048
------------------------------------------------------------------------------------------------------------------------------
          560,000      MI Hospital Finance Authority
                       (Detroit Sinai Hospital)              6.000       01/01/2008        07/07/2007 C               566,210
------------------------------------------------------------------------------------------------------------------------------
           50,000      MI Hospital Finance Authority
                       (Holland Community Hospital)          5.625       01/01/2028        01/01/2007 A                51,067
------------------------------------------------------------------------------------------------------------------------------
           20,000      MI Hospital Finance Authority
                       (St. John Hospital)                   5.750       05/15/2016        05/15/2007 A                20,363
------------------------------------------------------------------------------------------------------------------------------
        2,050,000      MI Hsg. Devel. Authority
                       (Rental Hsg.) 1                       6.100       10/01/2033        04/01/2007 A             2,101,578
------------------------------------------------------------------------------------------------------------------------------
          385,000      MI Hsg. Devel. Authority,
                       Series A                              5.300       10/01/2037        04/01/2009 A               393,035
------------------------------------------------------------------------------------------------------------------------------
        2,930,000      MI Job Devel. Authority
                       Pollution Control (General
                       Motors Corp.)                         5.550       04/01/2009        10/01/2007 A             2,937,325
------------------------------------------------------------------------------------------------------------------------------
           65,000      MI Municipal Bond Authority           5.375       11/01/2017        05/01/2007 A                65,734
------------------------------------------------------------------------------------------------------------------------------
           95,000      MI Municipal Bond Authority           6.000       12/01/2013        06/01/2007 A                95,174
------------------------------------------------------------------------------------------------------------------------------
           25,000      MI Municipal Bond Authority           7.100       11/01/2014        05/01/2007 A                25,058
------------------------------------------------------------------------------------------------------------------------------
        1,035,000      MI Public Educational
                       Facilities Authority (Old
                       Redford Academy) 1                    5.000       12/01/2013        01/05/2012 C             1,049,769
------------------------------------------------------------------------------------------------------------------------------
        4,000,000      MI Strategic Fund (Clark
                       Retirement Community/Clark
                       Retirement Community Foundation
                       Obligated Group)                      5.300       06/01/2024        06/01/2016 A             4,160,160
------------------------------------------------------------------------------------------------------------------------------
        4,910,000      MI Strategic Fund (Clark
                       Retirement Community/Clark
                       Retirement Community Foundation
                       Obligated Group)                      5.400       06/01/2028        06/01/2016 A             5,099,673
------------------------------------------------------------------------------------------------------------------------------
        1,000,000      MI Strategic Fund Limited
                       Obligation (Clark Retirement
                       Community/Clark Retirement
                       Community Foundation Obligated
                       Group)                                5.650       09/01/2029        09/01/2011 A             1,058,220
------------------------------------------------------------------------------------------------------------------------------


                  31 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL                                                                           EFFECTIVE
           AMOUNT                                           COUPON        MATURITY          MATURITY*                   VALUE
------------------------------------------------------------------------------------------------------------------------------
MICHIGAN CONTINUED
$       1,605,000      MI Strategic Fund Limited
                       Obligation (Detroit Edison
                       Company)                              5.650%      09/01/2029        09/01/2011 A      $      1,698,443
------------------------------------------------------------------------------------------------------------------------------
          520,000      MI Strategic Fund Limited
                       Obligation (Ford Motor
                       Company), Series A                    6.550       10/01/2022        04/01/2007 A               521,342
------------------------------------------------------------------------------------------------------------------------------
        1,425,000      MI Strategic Fund Solid Waste
                       (S.D. Warren & Company)               7.375       01/15/2022        01/15/2007 A             1,458,203
------------------------------------------------------------------------------------------------------------------------------
          750,000      Mount Clemens, MI Hsg. Corp.
                       (FHA Section 8), Series A             6.600       06/01/2022        06/01/2007 A               777,255
------------------------------------------------------------------------------------------------------------------------------
          575,000      Pontiac, MI Tax Increment
                       Finance Authority                     6.375       06/01/2031        06/01/2012 A               617,648
------------------------------------------------------------------------------------------------------------------------------
           55,000      Wayne Charter County, MI
                       Airport (Detroit Metropolitan
                       Wayne County)                         5.000       12/01/2019        12/01/2008 A                56,439
------------------------------------------------------------------------------------------------------------------------------
          865,000      Wayne Charter County, MI
                       Airport (Detroit Metropolitan
                       Wayne County)                         5.000       12/01/2022        12/01/2010 A               887,628
------------------------------------------------------------------------------------------------------------------------------
          435,000      Wayne Charter County, MI
                       Airport (Detroit Metropolitan
                       Wayne County)                         5.000       12/01/2028        12/01/2010 A               444,231
------------------------------------------------------------------------------------------------------------------------------
           20,000      Wayne Charter County, MI
                       Airport (Detroit Metropolitan
                       Wayne County)                         5.250       12/01/2014        12/01/2008 A                20,658
------------------------------------------------------------------------------------------------------------------------------
           25,000      Wayne Charter County, MI
                       Airport (Detroit Metropolitan
                       Wayne County)                         5.250       12/01/2018        12/01/2008 A                25,787
------------------------------------------------------------------------------------------------------------------------------
           10,000      Wayne Charter County, MI
                       Airport (Detroit Metropolitan
                       Wayne County)                         5.375       12/01/2015        12/01/2008 A                10,368
------------------------------------------------------------------------------------------------------------------------------
       12,930,000      Wayne County, MI Airport
                       Authority (Detroit Metropolitan
                       Wayne County Airport) 3               5.250       12/01/2026        12/01/2015 A            13,881,389
------------------------------------------------------------------------------------------------------------------------------
           25,000      Wexford County, MI Water Supply
                       System                                5.850       11/01/2012        05/01/2007 A                25,784
                                                                                                             -----------------
                                                                                                                   39,049,350
------------------------------------------------------------------------------------------------------------------------------
MINNESOTA--0.1%
          745,000      Mahtomedi, MN Multifamily
                       (Briarcliff)                          7.350       06/01/2036        06/01/2008 A               761,032
------------------------------------------------------------------------------------------------------------------------------
           45,000      Minneapolis, MN (Riverside
                       Plaza)                                5.100       12/20/2018        12/20/2008 A                45,619
------------------------------------------------------------------------------------------------------------------------------
          500,000      MN (Duluth Airport)                   6.250       08/01/2014        02/01/2007 A               511,105
------------------------------------------------------------------------------------------------------------------------------
          800,000      MN Agricultural & Economic
                       Devel. Board                          7.250       08/01/2020        08/01/2008 A               841,472
------------------------------------------------------------------------------------------------------------------------------
           45,000      MN HEFA (University of St.
                       Thomas)                               5.250       10/01/2034        10/01/2014 A                48,020
                                                                                                             -----------------
                                                                                                                    2,207,248
------------------------------------------------------------------------------------------------------------------------------
MISSISSIPPI--1.2%
        3,000,000      Adams County, MS Environmental
                       Improvement (International
                       Paper Company)                        6.250       09/01/2023        12/01/2009 A             3,185,790
------------------------------------------------------------------------------------------------------------------------------
           50,000      Biloxi, MS GO                         5.900       10/01/2019        10/01/2009 A                53,018
------------------------------------------------------------------------------------------------------------------------------


                  32 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL                                                                           EFFECTIVE
           AMOUNT                                           COUPON        MATURITY          MATURITY*                   VALUE
------------------------------------------------------------------------------------------------------------------------------
MISSISSIPPI CONTINUED
$          95,000      Biloxi, MS Hsg. Authority
                       (Beauvoir Apartments)                 6.250%      09/01/2031        09/01/2013 A      $        100,760
------------------------------------------------------------------------------------------------------------------------------
           60,000      Gulfport, MS Hospital Facility
                       (Gulfport Memorial Hospital)          6.125       07/01/2015        01/01/2007 A                60,104
------------------------------------------------------------------------------------------------------------------------------
           70,000      Jones County, MS Solid Waste
                       Disposal (International Paper
                       Company)                              5.800       10/01/2021        10/01/2009 A                72,051
------------------------------------------------------------------------------------------------------------------------------
          100,000      MS Business Finance Corp.
                       (Bomaine Corp.)                       5.750       05/01/2015        05/01/2009 A               102,104
------------------------------------------------------------------------------------------------------------------------------
        8,260,000      MS Business Finance Corp.
                       (System Energy Resources)             5.875       04/01/2022        04/01/2007 A             8,260,991
------------------------------------------------------------------------------------------------------------------------------
          200,000      MS Devel. Bank Special
                       Obligation                            5.500       07/01/2031        07/01/2011 A               206,306
------------------------------------------------------------------------------------------------------------------------------
        2,750,000      MS Higher Education Assistance
                       Corp., Series C                       6.750       09/01/2014        03/01/2007 A             2,754,950
------------------------------------------------------------------------------------------------------------------------------
           15,000      MS Home Corp. (GNMA Collateral
                       Mtg.), Series B                       6.500       12/01/2024        06/01/2007 A                15,313
------------------------------------------------------------------------------------------------------------------------------
          585,000      MS Home Corp. (Single Family
                       Mtg.)                                 5.300       12/01/2023        04/01/2013 A               590,680
------------------------------------------------------------------------------------------------------------------------------
          270,000      MS Home Corp. (Single Family
                       Mtg.)                                 6.250       12/01/2016        12/01/2007 A               275,184
------------------------------------------------------------------------------------------------------------------------------
        4,300,000      MS Home Corp. (Single Family
                       Mtg.)                                 6.350       06/01/2030        03/05/2009 B             4,467,012
------------------------------------------------------------------------------------------------------------------------------
          570,000      MS Home Corp. (Single Family
                       Mtg.)                                 6.700       12/01/2029        12/01/2009 A               598,745
------------------------------------------------------------------------------------------------------------------------------
          570,000      MS Home Corp. (Single Family
                       Mtg.), Series I                       7.375       06/01/2028        12/01/2011 A               579,126
------------------------------------------------------------------------------------------------------------------------------
          105,000      MS Home Corp. (Valley State
                       Student Hsg.)                         5.300       12/01/2028        12/01/2013 A               109,469
------------------------------------------------------------------------------------------------------------------------------
           25,000      MS Home Corp., Series A               6.300       06/01/2031        06/01/2014 A                26,383
------------------------------------------------------------------------------------------------------------------------------
          145,000      MS Home Corp., Series B               6.625       04/01/2027        04/01/2007 A               145,563
------------------------------------------------------------------------------------------------------------------------------
          300,000      MS Hospital Equipment &
                       Facilities Authority (MS
                       Baptist Medical Center)               6.500       05/01/2010        05/01/2007 A               302,127
------------------------------------------------------------------------------------------------------------------------------
           20,000      Tupelo, MS GO                         5.900       08/01/2013        02/01/2007 A                20,033
------------------------------------------------------------------------------------------------------------------------------
        1,075,000      Warren County, MS Environmental
                       Improvement (International
                       Paper Company)                        6.250       09/01/2023        09/01/2009 A             1,138,780
                                                                                                             -----------------
                                                                                                                   23,064,489
------------------------------------------------------------------------------------------------------------------------------
MISSOURI--2.2%
           20,000      Bates County, MO Hospital
                       (Bates County Memorial Hospital)      5.700       03/01/2026        03/01/2007 A                20,295
------------------------------------------------------------------------------------------------------------------------------
          175,000      Belton, MO Tax Increment
                       (Belton Town Center)                  5.000       03/01/2014        09/06/2013 C               175,774
------------------------------------------------------------------------------------------------------------------------------
          125,000      Belton, MO Tax Increment
                       (Belton Town Center)                  5.125       03/01/2015        03/01/2015                 125,488
------------------------------------------------------------------------------------------------------------------------------
          100,000      Belton, MO Tax Increment
                       (Belton Town Center)                  5.250       03/01/2016        03/01/2016                 101,044
------------------------------------------------------------------------------------------------------------------------------
        1,395,000      Branson, MO IDA (Branson Hills)       6.250       05/01/2013        05/05/2011 C             1,469,660
------------------------------------------------------------------------------------------------------------------------------
           65,000      Cameron, MO IDA Health
                       Facilities (Cameron Community
                       Hospital)                             6.375       12/01/2029        12/01/2010 A                69,157
------------------------------------------------------------------------------------------------------------------------------
        4,095,000      Hanley/Eager Road, MO
                       Transportation Devel. District        6.750       12/01/2028        12/01/2010 D             4,100,446
------------------------------------------------------------------------------------------------------------------------------
        3,970,000      Kansas City, MO Special
                       Facilities (MCI Overhaul Base)        5.500       09/01/2020        09/01/2015 A             4,290,697
------------------------------------------------------------------------------------------------------------------------------


                  33 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL                                                                           EFFECTIVE
           AMOUNT                                           COUPON        MATURITY          MATURITY*                   VALUE
------------------------------------------------------------------------------------------------------------------------------
MISSOURI CONTINUED
$       1,170,000      Kansas City, MO Special
                       Facilities (MCI Overhaul Base)        5.625%      09/01/2017        09/01/2015 A      $      1,280,179
------------------------------------------------------------------------------------------------------------------------------
        1,200,000      Kansas City, MO Tax Increment
                       (Briarcliff West)                     5.150       06/01/2016        08/01/2013 B             1,230,300
------------------------------------------------------------------------------------------------------------------------------
           20,000      Lees Summit, MO Tax
                       (Summitwoods Crossing)                6.250       05/01/2017        05/01/2008 A                20,283
------------------------------------------------------------------------------------------------------------------------------
        1,190,000      Maplewood, MO Tax (Maplewood
                       South Redevel.)                       5.200       11/01/2022        09/01/2012 B             1,214,562
------------------------------------------------------------------------------------------------------------------------------
           15,000      MO Economic Devel. Export &
                       Infrastructure (Peculiar, MO) 4       6.000       03/01/2007        03/01/2007                  15,019
------------------------------------------------------------------------------------------------------------------------------
           25,000      MO Environmental Improvement &
                       Energy Resources Authority
                       (Missouri-American Water
                       Company)                              5.000       11/01/2028        11/01/2007 A                25,139
------------------------------------------------------------------------------------------------------------------------------
          150,000      MO Environmental Improvement &
                       Energy Resources Authority
                       (Missouri-American Water
                       Company)                              5.900       03/01/2030        03/01/2007 A               153,479
------------------------------------------------------------------------------------------------------------------------------
           30,000      MO Environmental Improvement &
                       Energy Resources Authority (St.
                       Louis County Water Company)           5.100       03/01/2028        03/01/2007 A                30,037
------------------------------------------------------------------------------------------------------------------------------
           60,000      MO Environmental Improvement &
                       Energy Resources Authority (St.
                       Louis Water Company)                  5.000       03/01/2029        03/01/2008 A                60,465
------------------------------------------------------------------------------------------------------------------------------
        1,050,000      MO Environmental Improvement &
                       Energy Resources Authority
                       (Union Electric Company)              5.450       10/01/2028        10/01/2010 A             1,091,853
------------------------------------------------------------------------------------------------------------------------------
          110,000      MO H&EFA (Freeman Health System)      5.500       02/15/2024        02/15/2007 A               110,177
------------------------------------------------------------------------------------------------------------------------------
        2,000,000      MO H&EFA (Lutheran Senior
                       Services)                             5.750       02/01/2017        02/01/2007 A             2,066,300
------------------------------------------------------------------------------------------------------------------------------
           25,000      MO H&EFA (St. Lukes-Shawnee
                       Mission Health System)                5.375       11/15/2021        05/15/2007 A                25,526
------------------------------------------------------------------------------------------------------------------------------
           20,000      MO H&EFA (William Woods
                       University)                           5.200       09/01/2029        09/01/2007 A                20,009
------------------------------------------------------------------------------------------------------------------------------
           45,000      MO HDC (Single Family Hsg.)           6.100       09/01/2024        09/01/2009 A                45,822
------------------------------------------------------------------------------------------------------------------------------
        1,010,000      MO HDC (Single Family Hsg.)           6.450       09/01/2029        05/01/2007 B             1,029,119
------------------------------------------------------------------------------------------------------------------------------
          140,000      MO HDC (Single Family Hsg.)           7.250       09/01/2026        03/01/2007 B               142,125
------------------------------------------------------------------------------------------------------------------------------
           50,000      MO HDC (Truman Farm Villas)           5.750       10/01/2011        10/01/2008 A                50,985
------------------------------------------------------------------------------------------------------------------------------
           20,000      MO Higher Education Student
                       Loan Authority                        5.650       02/15/2010        02/15/2007 A                20,234
------------------------------------------------------------------------------------------------------------------------------
        1,875,000      MO Hsg. Devel. Commission
                       (Homeownership Loan Program)          5.900       09/01/2035        04/01/2010 A             2,003,944
------------------------------------------------------------------------------------------------------------------------------
        6,485,000      MO Hsg. Devel. Commission
                       (Single Family Hsg.)                  6.230       03/01/2032        10/15/2009 B             6,824,230
------------------------------------------------------------------------------------------------------------------------------
        6,000,000      MO Hsg. Devel. Commission
                       (Single Family Mtg.)                  6.050       03/01/2037        09/01/2015 A             6,511,500
------------------------------------------------------------------------------------------------------------------------------
          200,000      Raymore, MO Tax Increment             5.000       03/01/2012        03/01/2012                 201,936
------------------------------------------------------------------------------------------------------------------------------
          300,000      Raymore, MO Tax Increment             5.000       03/01/2013        03/01/2013                 302,754
------------------------------------------------------------------------------------------------------------------------------
          275,000      Raymore, MO Tax Increment             5.125       03/01/2014        03/01/2014                 279,265
------------------------------------------------------------------------------------------------------------------------------
          230,000      Raymore, MO Tax Increment             5.125       03/01/2015        03/01/2015                 233,202
------------------------------------------------------------------------------------------------------------------------------


                  34 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL                                                                           EFFECTIVE
           AMOUNT                                           COUPON        MATURITY          MATURITY*                   VALUE
------------------------------------------------------------------------------------------------------------------------------
MISSOURI CONTINUED
$       2,420,000      Richmond Heights, MO Tax
                       Increment & Transportation
                       Sales Tax                             5.200%      11/01/2021        05/01/2012 A      $      2,437,860
------------------------------------------------------------------------------------------------------------------------------
          135,000      Sikeston, MO Electric                 5.000       06/01/2022        06/01/2007 A               135,568
------------------------------------------------------------------------------------------------------------------------------
        2,215,000      Springfield, MO Land Clearance
                       Devel. Authority (University
                       Plaza Redevel. Corp.)                 6.600       10/01/2011        04/01/2007 A             2,265,148
------------------------------------------------------------------------------------------------------------------------------
          500,000      St. Joseph, MO IDA (Shoppes at
                       North Village)                        5.100       11/01/2019        11/01/2014 A               503,595
------------------------------------------------------------------------------------------------------------------------------
           20,000      St. Louis County, MO IDA
                       (Covington Manor Apartments)          6.200       08/20/2020        08/20/2011 A                21,014
------------------------------------------------------------------------------------------------------------------------------
           10,000      St. Louis County, MO IDA (South
                       Summit Apartments)                    6.050       04/20/2027        04/20/2007 A                10,258
------------------------------------------------------------------------------------------------------------------------------
           10,000      St. Louis, MO Airport (Lambert
                       Field Fueling Facilities Corp.)       5.250       07/01/2017        07/01/2007 A                10,156
------------------------------------------------------------------------------------------------------------------------------
           35,000      St. Louis, MO Airport (Lambert
                       Field Fueling Facilities Corp.)       5.250       07/01/2022        07/01/2007 A                35,547
------------------------------------------------------------------------------------------------------------------------------
          305,000      St. Louis, MO Airport (Lambert
                       Field Fueling Facilities Corp.)       5.250       07/01/2027        07/01/2007 A               309,419
------------------------------------------------------------------------------------------------------------------------------
           55,000      St. Louis, MO IDA
                       (Anheuser-Busch Companies)            5.750       12/01/2027        06/01/2007 A                55,624
------------------------------------------------------------------------------------------------------------------------------
          170,000      St. Louis, MO IDA
                       (Anheuser-Busch Companies)            5.875       11/01/2026        05/01/2007 A               171,947
------------------------------------------------------------------------------------------------------------------------------
          675,000      Strother, MO Interchange
                       Transportation Devel. District
                       (Lees Summit)                         5.000       05/01/2024        02/03/2012 B               681,224
------------------------------------------------------------------------------------------------------------------------------
           10,000      University City, MO IDA
                       (Canterbury Gardens)                  5.900       12/20/2020        06/20/2007 A                10,240
                                                                                                             -----------------
                                                                                                                   41,988,605
------------------------------------------------------------------------------------------------------------------------------
MONTANA--0.0%
           35,000      Crow, MT Finance Authority
                       (Tribal)                              5.650       10/01/2017        10/01/2007 A                36,198
------------------------------------------------------------------------------------------------------------------------------
          120,000      Crow, MT Finance Authority
                       (Tribal)                              5.700       10/01/2027        10/01/2009 A               124,111
------------------------------------------------------------------------------------------------------------------------------
           20,000      MT Board of Hsg. (Single Family
                       Mtg.)                                 5.600       12/01/2023        06/01/2007 A                20,375
------------------------------------------------------------------------------------------------------------------------------
           85,000      MT Board of Hsg. (Single Family
                       Mtg.)                                 6.150       06/01/2030        06/01/2007 A                86,459
------------------------------------------------------------------------------------------------------------------------------
          380,000      MT Higher Education Student
                       Assistance Corp.                      5.500       12/01/2031        12/01/2010 B               389,549
                                                                                                             -----------------
                                                                                                                      656,692
------------------------------------------------------------------------------------------------------------------------------
MULTI STATES--1.5%
       10,000,000      Charter Mac Equity Issuer
                       Trust, Series B3-1                    6.000       04/30/2015        04/30/2015              10,886,400
------------------------------------------------------------------------------------------------------------------------------
        6,000,000      Munimae TE Bond Subsidiary            5.125       11/29/2049        09/30/2015 D             6,264,720
------------------------------------------------------------------------------------------------------------------------------
        8,000,000      Munimae TE Bond Subsidiary            5.300       11/29/2049        09/30/2015 D             8,394,560
------------------------------------------------------------------------------------------------------------------------------
        3,000,000      Munimae TE Bond Subsidiary            5.500       11/29/2049        09/30/2015 D             3,168,750
                                                                                                             -----------------
                                                                                                                   28,714,430
------------------------------------------------------------------------------------------------------------------------------
NEBRASKA--0.0%
           35,000      Dawson County, NE Sanitation &
                       Improvement District                  5.550       02/01/2017        02/01/2007 A                35,000
------------------------------------------------------------------------------------------------------------------------------


                  35 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL                                                                           EFFECTIVE
           AMOUNT                                           COUPON        MATURITY          MATURITY*                   VALUE
------------------------------------------------------------------------------------------------------------------------------
NEBRASKA CONTINUED
$          50,000      Dawson County, NE Sanitation &
                       Improvement District (IBP)            5.250%      02/01/2009        02/01/2007 A      $         50,005
------------------------------------------------------------------------------------------------------------------------------
            5,000      NE Investment Finance Authority
                       (Multifamily Hsg.)                    6.000       12/01/2015        06/01/2007 A                 5,038
------------------------------------------------------------------------------------------------------------------------------
           40,000      NE Investment Finance Authority
                       (Multifamily Hsg.)                    6.200       06/01/2028        06/01/2007 A                40,438
------------------------------------------------------------------------------------------------------------------------------
           45,000      NE Investment Finance Authority
                       (Single Family Hsg.)                  5.150       03/01/2029        03/01/2009 A                45,903
------------------------------------------------------------------------------------------------------------------------------
            5,000      NE Investment Finance Authority
                       (Single Family Hsg.)                  6.700       09/01/2026        03/01/2007 A                 5,060
------------------------------------------------------------------------------------------------------------------------------
           35,000      NE Investment Finance Authority
                       (Single Family Hsg.), Series C        6.250       03/01/2021        05/01/2009 A                35,664
------------------------------------------------------------------------------------------------------------------------------
          205,000      NE Student Loan (Nebhelp)             6.000       06/01/2028        03/10/2008 A               205,074
------------------------------------------------------------------------------------------------------------------------------
           25,000      NE Student Loan (Nebhelp)             6.400       06/01/2013        03/02/2010 C                26,241
------------------------------------------------------------------------------------------------------------------------------
           70,000      Scotts Bluff County, NE
                       Hospital Authority (Regional
                       West Medical Center)                  6.375       12/15/2008        06/15/2007 A                70,104
                                                                                                             -----------------
                                                                                                                      518,527
------------------------------------------------------------------------------------------------------------------------------
NEVADA--0.8%
        1,285,000      Clark County, NV Industrial
                       Devel. (Nevada Power Company)         5.600       10/01/2030        01/01/2007 A             1,289,369
------------------------------------------------------------------------------------------------------------------------------
          400,000      Clark County, NV Industrial
                       Devel. (Southwest Gas Corp.)          5.450       03/01/2038        03/01/2013 A               422,348
------------------------------------------------------------------------------------------------------------------------------
           50,000      Clarke County, NV (Las Vegas
                       Convention & Visitors Authority)      5.500       07/01/2013        07/01/2007 A                50,452
------------------------------------------------------------------------------------------------------------------------------
        8,555,000      Las Vegas, NV Paiute Tribe,
                       Series A                              6.125       11/01/2012        05/30/2010 C             9,034,251
------------------------------------------------------------------------------------------------------------------------------
          200,000      Las Vegas, NV Paiute Tribe,
                       Series A                              6.625       11/01/2017        11/01/2012 A               223,160
------------------------------------------------------------------------------------------------------------------------------
          200,000      NV Hsg. Division (Arville)            6.500       10/01/2016        04/01/2007 A               204,384
------------------------------------------------------------------------------------------------------------------------------
           40,000      NV Hsg. Division (Campaige
                       Place)                                5.450       10/01/2018        10/01/2008 A                40,582
------------------------------------------------------------------------------------------------------------------------------
          290,000      NV Hsg. Division (Multi Unit
                       Hsg.)                                 5.900       10/01/2016        04/01/2010 A               300,527
------------------------------------------------------------------------------------------------------------------------------
           45,000      NV Hsg. Division (Multi-Unit
                       Hsg.)                                 5.550       10/01/2028        10/01/2008 A                45,718
------------------------------------------------------------------------------------------------------------------------------
           80,000      NV Hsg. Division (Single Family
                       Mtg.)                                 5.300       04/01/2028        04/01/2009 A                80,534
------------------------------------------------------------------------------------------------------------------------------
           10,000      NV Hsg. Division (Single Family
                       Mtg.), Series B                       5.650       10/01/2021        10/01/2010 A                10,301
------------------------------------------------------------------------------------------------------------------------------
            5,000      NV Hsg. Division (Single Family
                       Mtg.), Series D-2                     6.350       04/01/2028        04/01/2008 A                 5,086
------------------------------------------------------------------------------------------------------------------------------
           25,000      Reno, NV Hsg. Authority (Ala
                       Moana Apartments)                     6.600       07/01/2026        01/01/2007 A                25,022
------------------------------------------------------------------------------------------------------------------------------
        3,000,000      Reno, NV Redevel. Agency Tax
                       Allocation, Series A 1                6.200       06/01/2018        06/01/2007 A             2,999,610
------------------------------------------------------------------------------------------------------------------------------
           60,000      Washoe County, NV (Reno/Sparks
                       Convention)                           5.600       07/01/2010        01/01/2007 A                60,091
------------------------------------------------------------------------------------------------------------------------------
           15,000      Washoe, NV HFC (Washoe Mills
                       Apartments)                           6.125       07/01/2022        01/01/2007 A                15,018
                                                                                                             -----------------
                                                                                                                   14,806,453
------------------------------------------------------------------------------------------------------------------------------
NEW HAMPSHIRE--0.5%
        2,000,000      Manchester, NH Hsg. & Redevel.
                       Authority, Series A                   6.750       01/01/2014        01/01/2010 A             2,158,180
------------------------------------------------------------------------------------------------------------------------------


                  36 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL                                                                           EFFECTIVE
           AMOUNT                                           COUPON        MATURITY          MATURITY*                   VALUE
------------------------------------------------------------------------------------------------------------------------------
NEW HAMPSHIRE CONTINUED
$         100,000      NH HE&H Facilities Authority
                       (Dartmouth College)                   5.550%      06/01/2023        06/01/2008 A      $        102,857
------------------------------------------------------------------------------------------------------------------------------
          125,000      NH HE&H Facilities Authority
                       (Franklin Pierce College)             5.250       10/01/2018        04/01/2010 A               128,583
------------------------------------------------------------------------------------------------------------------------------
          150,000      NH HE&H Facilities Authority
                       (New Hampton School)                  5.250       10/01/2018        10/01/2010 A               154,281
------------------------------------------------------------------------------------------------------------------------------
          210,000      NH HE&HFA (Dartmouth College)         5.450       06/01/2025        06/01/2007 A               211,447
------------------------------------------------------------------------------------------------------------------------------
            5,000      NH HFA                                6.125       01/01/2018        01/01/2007 A                 5,093
------------------------------------------------------------------------------------------------------------------------------
           10,000      NH HFA (Multifamily)                  7.550       07/01/2013        01/01/2007 A                10,815
------------------------------------------------------------------------------------------------------------------------------
           60,000      NH HFA (Prescott Hills
                       Apartments)                           6.150       07/01/2040        01/01/2010 A                62,218
------------------------------------------------------------------------------------------------------------------------------
          230,000      NH HFA (Single Family Mtg.)           5.200       01/01/2024        07/01/2013 A               231,410
------------------------------------------------------------------------------------------------------------------------------
        6,310,000      NH HFA (Single Family Mtg.)           5.875       07/01/2021        03/01/2010 B             6,680,145
------------------------------------------------------------------------------------------------------------------------------
           20,000      NH HFA (Single Family Mtg.)           6.800       07/01/2025        01/01/2007 A                20,472
------------------------------------------------------------------------------------------------------------------------------
           35,000      NH HFA (Single Family Mtg.),
                       Series C                              6.900       07/01/2019        01/01/2007 B                35,215
                                                                                                             -----------------
                                                                                                                    9,800,716
------------------------------------------------------------------------------------------------------------------------------
NEW JERSEY--5.7%
       10,885,000      Delaware River Port Authority
                       PA/NJ                                 5.500       01/01/2026        01/01/2007 A            11,009,742
------------------------------------------------------------------------------------------------------------------------------
       14,000,000      NJ EDA (Cigarette Tax)                5.625       06/15/2019        06/15/2010 A            14,699,720
------------------------------------------------------------------------------------------------------------------------------
        3,500,000      NJ EDA (Continental Airlines)         6.625       09/15/2012        09/15/2012               3,752,280
------------------------------------------------------------------------------------------------------------------------------
        5,000,000      NJ EDA (Trigen-Trenton District
                       Energy Company)                       6.200       12/01/2010        06/01/2007 A             5,052,100
------------------------------------------------------------------------------------------------------------------------------
          645,000      NJ Health Care Facilities
                       Financing Authority (Raritan
                       Bay Medical Center)                   7.250       07/01/2014        01/01/2007 A               660,996
------------------------------------------------------------------------------------------------------------------------------
          750,000      NJ Tobacco Settlement Financing
                       Corp.                                 6.125       06/01/2024        06/12/2010 B               813,420
------------------------------------------------------------------------------------------------------------------------------
       56,325,000      NJ Tobacco Settlement Financing
                       Corp. (TASC)                          5.750       06/01/2032        06/01/2012 A            59,843,623
------------------------------------------------------------------------------------------------------------------------------
          155,000      NJ Tobacco Settlement Financing
                       Corp. (TASC)                          6.000       06/01/2037        06/01/2012 A               168,476
------------------------------------------------------------------------------------------------------------------------------
        7,100,000      NJ Tobacco Settlement Financing
                       Corp. (TASC)                          6.125       06/01/2042        06/01/2012 A             7,770,737
------------------------------------------------------------------------------------------------------------------------------
        4,335,000      NJ Tobacco Settlement Financing
                       Corp. (TASC)                          6.375       06/01/2032        06/01/2013 A             4,879,173
------------------------------------------------------------------------------------------------------------------------------
          865,000      NJ Tobacco Settlement Financing
                       Corp. (TASC)                          6.750       06/01/2039        06/01/2013 A               991,723
------------------------------------------------------------------------------------------------------------------------------
        1,425,000      NJ Tobacco Settlement Financing
                       Corp. (TASC)                          7.000       06/01/2041        06/01/2013 A             1,653,670
                                                                                                             -----------------
                                                                                                                  111,295,660
------------------------------------------------------------------------------------------------------------------------------
NEW MEXICO--1.0%
        3,500,000      Bernalillo County, NM
                       Multifamily Hsg. (Mountain View)      7.500       09/20/2033        09/20/2008 A             3,769,885
------------------------------------------------------------------------------------------------------------------------------
        1,175,000      Farmington, NM Pollution
                       Control 1                             5.800       04/01/2022        04/01/2008 A             1,175,494
------------------------------------------------------------------------------------------------------------------------------
          525,000      Farmington, NM Pollution
                       Control (Public Service Company
                       of New Mexico)                        5.700       12/01/2016        06/01/2007 A               536,319
------------------------------------------------------------------------------------------------------------------------------


                  37 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL                                                                           EFFECTIVE
           AMOUNT                                           COUPON        MATURITY          MATURITY*                   VALUE
------------------------------------------------------------------------------------------------------------------------------
NEW MEXICO CONTINUED
$         300,000      Farmington, NM Pollution
                       Control (Public Service Company
                       of New Mexico)                        5.800%      04/01/2022        04/01/2008 A      $        300,126
------------------------------------------------------------------------------------------------------------------------------
        4,075,000      Farmington, NM Pollution
                       Control (Public Service Company
                       of New Mexico) 1                      6.300       12/01/2016        12/01/2008 A             4,162,979
------------------------------------------------------------------------------------------------------------------------------
        1,235,000      Farmington, NM Pollution
                       Control (Public Service Company
                       of New Mexico) 1                      6.375       04/01/2022        04/01/2007 A             1,267,641
------------------------------------------------------------------------------------------------------------------------------
          160,000      Hobbs, NM Health Facilities
                       (Evangelical Lutheran Good
                       Samaritan Society)                    5.500       05/01/2026        05/01/2007 A               163,398
------------------------------------------------------------------------------------------------------------------------------
           25,000      NM Mtg. Finance Authority
                       (Bluffs at Tierra Contenta)           5.200       01/01/2019        01/01/2009 A                25,345
------------------------------------------------------------------------------------------------------------------------------
           30,000      NM Mtg. Finance Authority
                       (Single Family Mtg.)                  5.000       09/01/2022        03/01/2012 A                30,070
------------------------------------------------------------------------------------------------------------------------------
           35,000      NM Mtg. Finance Authority
                       (Single Family Mtg.)                  5.650       07/01/2009        01/01/2007 A                35,730
------------------------------------------------------------------------------------------------------------------------------
            5,000      NM Mtg. Finance Authority
                       (Single Family Mtg.)                  5.700       09/01/2014        09/01/2009 A                 5,040
------------------------------------------------------------------------------------------------------------------------------
           20,000      NM Mtg. Finance Authority
                       (Single Family Mtg.)                  5.700       07/01/2029        07/01/2009 A                20,336
------------------------------------------------------------------------------------------------------------------------------
        1,435,000      NM Mtg. Finance Authority
                       (Single Family Mtg.)                  5.850       01/01/2037        12/01/2011 B             1,545,811
------------------------------------------------------------------------------------------------------------------------------
            5,000      NM Mtg. Finance Authority
                       (Single Family Mtg.)                  5.875       09/01/2021        03/01/2010 A                 5,044
------------------------------------------------------------------------------------------------------------------------------
        5,000,000      NM Mtg. Finance Authority
                       (Single Family Mtg.)                  6.150       07/01/2037        08/15/2011 B             5,430,600
------------------------------------------------------------------------------------------------------------------------------
          225,000      NM Regional Hsg. Authority
                       (Washington Place Apartments)         5.500       08/15/2020        02/15/2013 A               237,353
------------------------------------------------------------------------------------------------------------------------------
           15,000      Santa Fe, NM Single Family Mtg.
                       (FNMA & GNMA Mtg. Backed
                       Securities), Series A                 6.300       11/01/2028        05/01/2007 A                15,165
------------------------------------------------------------------------------------------------------------------------------
          125,000      Villa Hermosa, NM Affordable
                       Hsg. Corp. (Villa Hermosa
                       Apartments)                           5.900       05/20/2027        05/20/2007 A               128,049
                                                                                                             -----------------
                                                                                                                   18,854,385
------------------------------------------------------------------------------------------------------------------------------
NEW YORK--0.8%
       10,000,000      NY Tobacco Settlement Financing
                       Corp., Series B 3                     5.500       06/01/2017        06/01/2011 A            10,687,800
------------------------------------------------------------------------------------------------------------------------------
        4,000,000      NYC IDA (American Airlines)           7.125       08/01/2011        03/02/2010 C             4,295,000
                                                                                                             -----------------
                                                                                                                   14,982,800
------------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA--0.9%
        1,520,000      Kinston, NC Hsg. Authority
                       (Kinston Towers)                      6.750       12/01/2018        10/10/2013 C             1,513,130
------------------------------------------------------------------------------------------------------------------------------
          115,000      NC Eastern Municipal Power
                       Agency                                5.750       01/01/2026        01/01/2011 A               120,091
------------------------------------------------------------------------------------------------------------------------------
          415,000      NC Eastern Municipal Power
                       Agency, Series B                      5.500       01/01/2017        01/01/2007 A               415,573
------------------------------------------------------------------------------------------------------------------------------
           75,000      NC Eastern Municipal Power
                       Agency, Series B                      5.500       01/01/2021        01/01/2007 A                75,109
------------------------------------------------------------------------------------------------------------------------------


                  38 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL                                                                           EFFECTIVE
           AMOUNT                                           COUPON        MATURITY          MATURITY*                   VALUE
------------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA CONTINUED
$         165,000      NC Eastern Municipal Power
                       Agency, Series B                      5.500%      01/01/2021        01/01/2007 A      $        165,239
------------------------------------------------------------------------------------------------------------------------------
        1,215,000      NC Eastern Municipal Power
                       Agency, Series B                      5.500       01/01/2021        01/01/2007 A             1,232,302
------------------------------------------------------------------------------------------------------------------------------
           30,000      NC Eastern Municipal Power
                       Agency, Series B                      6.250       01/01/2023        01/01/2007 A                30,062
------------------------------------------------------------------------------------------------------------------------------
        4,570,000      NC HFA                                5.750       03/01/2017        03/01/2007 A             4,655,962
------------------------------------------------------------------------------------------------------------------------------
        2,635,000      NC HFA                                6.000       07/01/2016        07/01/2009 A             2,705,987
------------------------------------------------------------------------------------------------------------------------------
           15,000      NC HFA (Single Family)                5.350       09/01/2028        03/01/2008 A                15,403
------------------------------------------------------------------------------------------------------------------------------
          130,000      NC HFA (Single Family)                5.600       09/01/2019        09/01/2007 A               133,403
------------------------------------------------------------------------------------------------------------------------------
        1,800,000      NC HFA (Single Family)                6.250       03/01/2028        03/01/2007 A             1,876,050
------------------------------------------------------------------------------------------------------------------------------
        2,400,000      NC Medical Care Commission
                       (GHC/GHS/GMH Obligated Group)         5.400       02/15/2011        02/15/2007 A             2,450,208
------------------------------------------------------------------------------------------------------------------------------
        1,195,000      NC Medical Care Commission
                       (GHC/GHS/GMH Obligated Group)         5.500       02/15/2015        02/15/2007 A             1,226,046
------------------------------------------------------------------------------------------------------------------------------
        1,425,000      NC Medical Care Commission
                       (GHC/GHS/GMH Obligated Group)         5.500       02/15/2019        02/15/2007 A             1,462,022
                                                                                                             -----------------
                                                                                                                   18,076,587
------------------------------------------------------------------------------------------------------------------------------
NORTH DAKOTA--0.0%
           40,000      Fargo, ND Health System
                       (Meritcare Hospital/Meritcare
                       Med Group Obligated Group)            5.375       06/01/2027        06/01/2007 A                41,030
------------------------------------------------------------------------------------------------------------------------------
           50,000      Mercer County, ND Pollution
                       Control (Northwestern Public
                       Service Company)                      5.850       06/01/2023        06/01/2007 A                50,424
------------------------------------------------------------------------------------------------------------------------------
          100,000      ND Board of Higher Education
                       Student Services Facilities           5.500       08/01/2023        08/01/2015 A               103,346
------------------------------------------------------------------------------------------------------------------------------
           60,000      ND HFA (Home Mtg.)                    5.150       07/01/2014        07/01/2010 A                60,645
------------------------------------------------------------------------------------------------------------------------------
           15,000      ND HFA (Home Mtg.)                    5.850       07/01/2028        07/01/2009 A                15,349
------------------------------------------------------------------------------------------------------------------------------
          470,000      ND HFA, Series B                      5.300       07/01/2024        07/01/2012 A               480,020
------------------------------------------------------------------------------------------------------------------------------
           15,000      ND HFA, Series F                      5.550       01/01/2012        01/01/2010 A                15,192
------------------------------------------------------------------------------------------------------------------------------
           80,000      ND Water Commission (Southwest
                       Pipeline)                             5.700       07/01/2017        07/01/2007 A                80,802
------------------------------------------------------------------------------------------------------------------------------
           50,000      Oliver County, ND Solid Waste
                       (Square Butte Electric
                       Cooperative)                          5.450       01/01/2024        01/01/2009 A                52,301
------------------------------------------------------------------------------------------------------------------------------
           15,000      Williston, ND Catholic Health
                       Corp. Health Facilities
                       (Catholic Health Corp.)               5.500       11/15/2014        11/15/2007 A                15,169
                                                                                                             -----------------
                                                                                                                      914,278
------------------------------------------------------------------------------------------------------------------------------
OHIO--1.9%
          100,000      Adams County, OH Valley Local
                       School District                       5.250       12/01/2021        06/01/2007 A               101,116
------------------------------------------------------------------------------------------------------------------------------
           70,000      Akron, OH Economic Devel. 1           5.000       12/01/2018        12/01/2009 A                72,127
------------------------------------------------------------------------------------------------------------------------------
        1,000,000      Canton, OH Waterworks System          5.750       12/01/2010        06/01/2007 A             1,011,620
------------------------------------------------------------------------------------------------------------------------------
        1,000,000      Canton, OH Waterworks System          5.850       12/01/2015        06/01/2007 A             1,011,740
------------------------------------------------------------------------------------------------------------------------------
           70,000      Centerville, OH GO                    5.625       12/01/2026        06/01/2007 A                70,882
------------------------------------------------------------------------------------------------------------------------------
          850,000      Cleveland, OH Airport
                       (Continental Airlines) 1              5.500       12/01/2008        01/09/2007 C               856,885
------------------------------------------------------------------------------------------------------------------------------


                  39 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL                                                                           EFFECTIVE
           AMOUNT                                           COUPON        MATURITY          MATURITY*                   VALUE
------------------------------------------------------------------------------------------------------------------------------
OHIO CONTINUED
$         120,000      Cleveland, OH Airport System          5.125%      01/01/2017        01/01/2008 A      $        122,340
------------------------------------------------------------------------------------------------------------------------------
          100,000      Cleveland, OH Airport System          5.125       01/01/2022        01/01/2008 A               101,790
------------------------------------------------------------------------------------------------------------------------------
          235,000      Cleveland, OH Airport System          5.125       01/01/2027        01/01/2010 A               239,021
------------------------------------------------------------------------------------------------------------------------------
           40,000      Cleveland, OH COP (Cleveland
                       Stadium) 1                            5.250       11/15/2027        11/15/2007 A                41,236
------------------------------------------------------------------------------------------------------------------------------
          100,000      Cleveland-Cuyahoga County, OH
                       Port Authority                        5.800       05/15/2027        11/15/2007 A               102,226
------------------------------------------------------------------------------------------------------------------------------
           50,000      Columbus, OH Municipal Airport
                       Authority                             5.000       01/01/2028        01/01/2008 A                50,969
------------------------------------------------------------------------------------------------------------------------------
           50,000      Columbus, OH Sewer Improvement
                       Bonds                                 6.000       09/15/2010        03/15/2007 A                50,205
------------------------------------------------------------------------------------------------------------------------------
          100,000      Cuyahoga County, OH (RH Myers
                       Apartments)                           6.500       09/20/2025        09/20/2007 A               102,130
------------------------------------------------------------------------------------------------------------------------------
           10,000      Cuyahoga County, OH Hospital
                       (University Hospitals of
                       Cleveland)                            9.000       06/01/2011        06/01/2007 A                11,177
------------------------------------------------------------------------------------------------------------------------------
           25,000      Cuyahoga County, OH Mtg.
                       (Osborn Apartments)                   5.350       05/20/2018        05/20/2008 A                25,296
------------------------------------------------------------------------------------------------------------------------------
          107,500      Cuyahoga County, OH Mtg. (West
                       Tech Apartments) 4                    5.450       03/20/2044        09/20/2012 A               107,500
------------------------------------------------------------------------------------------------------------------------------
            5,000      Cuyahoga County, OH Mtg. (West
                       Tech Apartments)                      5.700       03/20/2043        09/20/2012 A                 4,989
------------------------------------------------------------------------------------------------------------------------------
           50,000      Dayton, OH Special Facilities
                       (EAFC/EWA Obligated Group)            5.625       02/01/2018        02/01/2008 A                51,876
------------------------------------------------------------------------------------------------------------------------------
           25,000      Franklin County, OH Hospital
                       (Riverside United Methodist
                       Hospital)                             5.600       05/15/2007        05/15/2007                  25,167
------------------------------------------------------------------------------------------------------------------------------
          100,000      Franklin County, OH Mtg.
                       (Gateway Apartment Homes)             5.800       12/20/2028        12/20/2013 A               106,951
------------------------------------------------------------------------------------------------------------------------------
           40,000      Franklin County, OH Mtg.
                       (Villas at St. Therese)               5.250       12/20/2039        12/20/2011 A                41,714
------------------------------------------------------------------------------------------------------------------------------
           20,000      Franklin County, OH Mtg.
                       (Villas at St. Therese)               5.500       07/01/2021        07/01/2008 A                20,462
------------------------------------------------------------------------------------------------------------------------------
        3,845,000      Franklin County, OH Multifamily
                       (Wellington Housing Partners)         5.400       02/20/2043        02/20/2014 A             4,014,757
------------------------------------------------------------------------------------------------------------------------------
        1,895,000      Grove, OH Tax Increment               5.125       12/01/2016        06/12/2013 C             1,888,368
------------------------------------------------------------------------------------------------------------------------------
           40,000      Hamilton County, OH (Judson
                       Care Center)                          6.500       08/01/2026        02/01/2007 A                41,279
------------------------------------------------------------------------------------------------------------------------------
           25,000      Lake County, OH Sewer District
                       Improvements                          5.850       12/01/2016        06/01/2007 A                25,541
------------------------------------------------------------------------------------------------------------------------------
          425,000      Lucas County, OH GO                   6.500       12/01/2016        06/01/2007 A               434,427
------------------------------------------------------------------------------------------------------------------------------
          200,000      Lucas County, OH Hospital
                       (Toledo Hospital/Flower
                       Hospital Obligated Group)             5.750       11/15/2011        05/15/2007 A               204,304
------------------------------------------------------------------------------------------------------------------------------
           45,000      Lucas-Palmer, OH HDC (Palmer
                       Gardens)                              6.125       07/01/2025        07/01/2007 A                45,361
------------------------------------------------------------------------------------------------------------------------------
           20,000      Miamisburg, OH (Municipal Golf
                       Course)                               5.100       12/01/2021        06/01/2007 A                20,023
------------------------------------------------------------------------------------------------------------------------------
           40,000      Middletown, OH GO                     6.050       12/01/2013        06/01/2007 A                40,072
------------------------------------------------------------------------------------------------------------------------------
           25,000      Montgomery County, OH
                       Multifamily Hsg. (Creekside
                       Villas)                               6.000       09/01/2031        09/01/2009 A                25,720
------------------------------------------------------------------------------------------------------------------------------


                  40 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL                                                                           EFFECTIVE
           AMOUNT                                           COUPON        MATURITY          MATURITY*                   VALUE
------------------------------------------------------------------------------------------------------------------------------
OHIO CONTINUED
$          30,000      Muskingum County, OH Hospital
                       Facilities (Franciscan Sisters
                       of Christian Charity Healthcare
                       Ministry)                             5.375%      02/15/2012        02/15/2007 A      $         30,056
------------------------------------------------------------------------------------------------------------------------------
          900,000      OH Air Quality Devel. Authority
                       (Cincinnati Gas & Electric
                       Company)                              5.450       01/01/2024        01/01/2007 A               901,215
------------------------------------------------------------------------------------------------------------------------------
        3,155,000      OH Air Quality Devel. Authority
                       (Cleveland Electric
                       Illuminating Company)                 6.000       12/01/2013        12/01/2009 A             3,236,620
------------------------------------------------------------------------------------------------------------------------------
          320,000      OH Air Quality Devel. Authority
                       (Cleveland Electric
                       Illuminating Company)                 6.000       08/01/2020        08/01/2007 A               329,098
------------------------------------------------------------------------------------------------------------------------------
        1,535,000      OH Air Quality Devel. Authority
                       (Cleveland Electric
                       Illuminating Company)                 6.100       08/01/2020        08/01/2009 A             1,575,371
------------------------------------------------------------------------------------------------------------------------------
           65,000      OH Air Quality Devel. Authority
                       (JMG Funding)                         5.625       10/01/2022        04/01/2007 A                66,558
------------------------------------------------------------------------------------------------------------------------------
           95,000      OH Air Quality Devel. Authority
                       (JMG Funding)                         5.625       01/01/2023        08/01/2009 A                97,277
------------------------------------------------------------------------------------------------------------------------------
           50,000      OH Capital Corp. for Hsg. (The
                       Conifers)                             6.300       06/01/2028        06/01/2007 A                51,209
------------------------------------------------------------------------------------------------------------------------------
            5,000      OH Dept. of Transportation COP
                       (Rickenbacker Port)                   6.125       04/15/2015        04/15/2007 A                 5,010
------------------------------------------------------------------------------------------------------------------------------
           15,000      OH Economic Devel.                    6.500       12/01/2009        06/01/2007 A                15,020
------------------------------------------------------------------------------------------------------------------------------
          460,000      OH Economic Devel. (Astro
                       Instrumentation)                      5.450       06/01/2022        06/01/2012 A               489,477
------------------------------------------------------------------------------------------------------------------------------
          240,000      OH Environmental Facilities
                       (Ford Motor Company)                  5.950       09/01/2029        09/01/2011 A               245,635
------------------------------------------------------------------------------------------------------------------------------
           60,000      OH HFA                                5.250       09/01/2030        09/01/2010 A                60,503
------------------------------------------------------------------------------------------------------------------------------
           10,000      OH HFA                                5.300       09/01/2010        07/01/2009 A                10,051
------------------------------------------------------------------------------------------------------------------------------
        2,000,000      OH HFA                                5.375       03/01/2037        03/01/2016 A             2,145,420
------------------------------------------------------------------------------------------------------------------------------
          105,000      OH HFA                                5.625       09/01/2017        09/01/2009 A               105,977
------------------------------------------------------------------------------------------------------------------------------
           15,000      OH HFA                                5.750       09/01/2028        09/01/2009 A                15,256
------------------------------------------------------------------------------------------------------------------------------
           65,000      OH HFA                                5.750       09/01/2030        07/01/2009 A                65,502
------------------------------------------------------------------------------------------------------------------------------
            5,000      OH HFA                                6.050       09/01/2017        09/01/2007 A                 5,142
------------------------------------------------------------------------------------------------------------------------------
          110,000      OH HFA, Series C                      5.750       09/01/2028        09/01/2009 A               112,899
------------------------------------------------------------------------------------------------------------------------------
           50,000      OH Student Loan Funding Corp.,
                       Series A                              7.250       02/01/2008        02/01/2007 A                50,119
------------------------------------------------------------------------------------------------------------------------------
           90,000      OH Water Devel. Authority             9.375       12/01/2010        06/01/2007 A                99,102
------------------------------------------------------------------------------------------------------------------------------
           35,000      OH Water Devel. Authority
                       (Cargill)                             6.300       09/01/2020        03/01/2007 A                35,779
------------------------------------------------------------------------------------------------------------------------------
          620,000      OH Water Devel. Authority
                       (Cincinnati Gas & Electric)           5.450       01/01/2024        01/01/2007 A               623,819
------------------------------------------------------------------------------------------------------------------------------
          205,000      OH Water Devel. Authority
                       (Cleveland Electric
                       Illuminating Company)                 6.100       08/01/2020        08/01/2007 A               210,761
------------------------------------------------------------------------------------------------------------------------------
        1,000,000      OH Water Devel. Authority
                       (General Motors Corp.)                5.900       06/15/2008        04/05/2008 C             1,000,090
------------------------------------------------------------------------------------------------------------------------------
          100,000      OH Water Devel. Authority (Pure
                       Water)                                6.000       12/01/2008        06/01/2007 A               100,189
------------------------------------------------------------------------------------------------------------------------------
           10,000      Pleasant, OH Local School
                       District                              5.100       12/01/2018        06/01/2007 A                10,012
------------------------------------------------------------------------------------------------------------------------------


                  41 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL                                                                           EFFECTIVE
           AMOUNT                                           COUPON        MATURITY          MATURITY*                   VALUE
------------------------------------------------------------------------------------------------------------------------------
OHIO CONTINUED
$       1,965,000      Port of Greater Cincinnati, OH
                       Devel. Authority (Public
                       Parking Infrastructure)               6.300%      02/15/2024        02/15/2014 A      $      2,126,209
------------------------------------------------------------------------------------------------------------------------------
        1,950,000      Port of Greater Cincinnati, OH
                       Devel. Authority (Public
                       Parking Infrastructure)               6.400       02/15/2034        02/15/2014 A             2,105,688
------------------------------------------------------------------------------------------------------------------------------
          125,000      Reynoldsburgh, OH Health Care
                       Facilities (Wesley Ridge)             6.150       10/20/2038        04/20/2007 A               129,615
------------------------------------------------------------------------------------------------------------------------------
          215,000      Scioto County, OH Marine
                       Terminal Facility (Norfolk &
                       Western Railway Company)              5.300       08/15/2013        11/19/2008 A               218,414
------------------------------------------------------------------------------------------------------------------------------
           35,000      Toledo, OH Hsg. (Commodore
                       Perry)                                5.450       12/01/2028        12/01/2010 A                36,051
------------------------------------------------------------------------------------------------------------------------------
           40,000      Toledo, OH Multifamily
                       (Hillcrest Apartments)                5.250       12/01/2018        12/01/2010 A                41,131
------------------------------------------------------------------------------------------------------------------------------
        8,190,000      Toledo-Lucas County, OH Port
                       Authority (Bax Global)                6.250       11/01/2013        07/19/2010 A             8,637,993
------------------------------------------------------------------------------------------------------------------------------
           55,000      University of Cincinnati, OH COP      5.500       06/01/2013        06/01/2007 A                55,078
------------------------------------------------------------------------------------------------------------------------------
           90,000      Wadsworth, OH Hsg. Devel. Corp.
                       (Medina Hsg.)                         6.200       03/01/2020        05/21/2017 C                89,551
                                                                                                             -----------------
                                                                                                                   36,202,168
------------------------------------------------------------------------------------------------------------------------------
OKLAHOMA--1.8%
          860,000      Ardmore, OK Devel. Authority Tax      5.000       11/01/2010        12/12/2008 C               851,520
------------------------------------------------------------------------------------------------------------------------------
           85,000      Cherokee County, OK EDA (NSU
                       Student Hsg.)                         5.250       12/01/2034        12/01/2015 A                89,174
------------------------------------------------------------------------------------------------------------------------------
           65,000      Edmond, OK EDA Student Hsg.
                       (Collegiate Hsg. Foundation)          5.375       12/01/2019        12/01/2010 A                65,683
------------------------------------------------------------------------------------------------------------------------------
          385,000      McAlester, OK Public Works
                       Authority                             5.481 2     02/01/2030        02/01/2009 A               109,163
------------------------------------------------------------------------------------------------------------------------------
        6,385,000      OK HFA                                5.700       09/01/2035        06/18/2011 B             6,798,046
------------------------------------------------------------------------------------------------------------------------------
           15,000      OK HFA (Single Family
                       Homeownership Loan Program)           5.400       09/01/2022        07/21/2010 B                15,611
------------------------------------------------------------------------------------------------------------------------------
          125,000      OK HFA (Single Family
                       Homeownership Loan Program)           5.500       09/01/2028        03/01/2013 A               130,264
------------------------------------------------------------------------------------------------------------------------------
           30,000      OK HFA (Single Family
                       Homeownership Loan Program)           5.750       03/01/2029        03/01/2007 B                30,089
------------------------------------------------------------------------------------------------------------------------------
          105,000      OK HFA (Single Family
                       Homeownership Loan Program)           5.850       09/01/2020        03/01/2011 A               105,920
------------------------------------------------------------------------------------------------------------------------------
           10,000      OK HFA (Single Family
                       Homeownership Loan Program) B         6.100       09/01/2016        03/01/2009                  10,123
------------------------------------------------------------------------------------------------------------------------------
           15,000      OK HFA (Single Family
                       Homeownership Loan Program)           6.200       09/01/2028        03/01/2010 A                15,740
------------------------------------------------------------------------------------------------------------------------------
        1,005,000      OK HFA (Single Family
                       Homeownership Loan Program)           6.400       09/01/2030        03/01/2009 A             1,009,191
------------------------------------------------------------------------------------------------------------------------------
          285,000      OK HFA (Single Family
                       Homeownership Loan Program)           6.450       03/01/2029        03/01/2008 A               288,203
------------------------------------------------------------------------------------------------------------------------------
          560,000      OK HFA (Single Family
                       Homeownership Loan Program)           6.550       03/01/2029        08/01/2007 B               580,339
------------------------------------------------------------------------------------------------------------------------------
           10,000      OK Industries Authority
                       (IBMC/ISOCHC/IRH Obligated
                       Group)                                5.000       08/15/2014        08/15/2007 A                10,181
------------------------------------------------------------------------------------------------------------------------------


                  42 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL                                                                           EFFECTIVE
           AMOUNT                                           COUPON        MATURITY          MATURITY*                   VALUE
------------------------------------------------------------------------------------------------------------------------------
OKLAHOMA CONTINUED
$         415,000      Oklahoma County, OK HFA (Single
                       Family Mtg.)                          5.950%      10/01/2035        02/01/2022 A      $        422,067
------------------------------------------------------------------------------------------------------------------------------
        1,255,000      Oklahoma County, OK HFA (Single
                       Family Mtg.)                          5.950       10/01/2035        02/01/2022 A             1,325,468
------------------------------------------------------------------------------------------------------------------------------
        3,070,000      Oklahoma County, OK HFA (Single
                       Family Mtg.)                          6.600       10/01/2035        02/01/2012 A             3,236,947
------------------------------------------------------------------------------------------------------------------------------
          385,000      Rogers County, OK HFA
                       (Multifamily Hsg.), Series A          7.750       08/01/2023        02/01/2007 A               397,424
------------------------------------------------------------------------------------------------------------------------------
        5,000,000      Tulsa County, OK Home Finance
                       Authority (Single Family Mtg.)        5.250       12/01/2038        12/01/2021 A             5,331,350
------------------------------------------------------------------------------------------------------------------------------
        8,555,000      Tulsa, OK Municipal Airport
                       Trust (American Airlines)             5.650       12/01/2035        12/01/2008 D             8,647,565
------------------------------------------------------------------------------------------------------------------------------
        5,000,000      Tulsa, OK Municipal Airport
                       Trust (American Airlines)             6.000       06/01/2035        12/01/2008 D             5,085,750
------------------------------------------------------------------------------------------------------------------------------
          100,000      Washington County, OK Medical
                       Authority (Jane Phillips
                       Episcopal Hospital)                   6.125       11/01/2014        05/01/2007 A               101,540
                                                                                                             -----------------
                                                                                                                   34,657,358
------------------------------------------------------------------------------------------------------------------------------
OREGON--0.1%
           10,000      Brooks, OR Community Sewer
                       District                              7.000       06/01/2009        06/01/2007 A                10,132
------------------------------------------------------------------------------------------------------------------------------
           35,000      Northern Wasco County, OR
                       People's Utility District
                       (Bonneville Power
                       Administration)                       5.200       12/01/2024        06/01/2007 A                35,038
------------------------------------------------------------------------------------------------------------------------------
           30,000      OR (Elderly & Disabled Hsg.)          5.700       08/01/2016        08/01/2008 A                30,552
------------------------------------------------------------------------------------------------------------------------------
           25,000      OR Bond Bank (Economic Devel.
                       Dept.)                                6.000       01/01/2015        01/01/2007 A                25,044
------------------------------------------------------------------------------------------------------------------------------
           40,000      OR GO (Elderly & Disabled Hsg.)       5.450       08/01/2012        08/01/2007 A                40,373
------------------------------------------------------------------------------------------------------------------------------
           35,000      OR GO (Elderly & Disabled Hsg.)       5.450       08/01/2013        08/01/2007 A                35,318
------------------------------------------------------------------------------------------------------------------------------
            5,000      OR Health & Science University        5.250       07/01/2015        01/01/2007 A                 5,106
------------------------------------------------------------------------------------------------------------------------------
           35,000      OR Hsg. & Community Services
                       (Single Family Mtg.)                  5.250       07/01/2022        12/15/2009 B                36,331
------------------------------------------------------------------------------------------------------------------------------
           25,000      OR Hsg. & Community Services
                       Dept.                                 5.700       07/01/2029        07/01/2009 A                25,554
------------------------------------------------------------------------------------------------------------------------------
          150,000      OR Hsg. & Community Services
                       Dept. (Multifamily), Series A         5.950       07/01/2030        07/01/2010 A               155,012
------------------------------------------------------------------------------------------------------------------------------
           50,000      OR Hsg. & Community Services
                       Dept. (Single Family Mtg.)            5.150       07/01/2028        07/01/2011 A                50,990
------------------------------------------------------------------------------------------------------------------------------
           15,000      OR Hsg. & Community Services
                       Dept. (Single Family Mtg.)            5.200       07/01/2009        07/01/2007 A                15,136
------------------------------------------------------------------------------------------------------------------------------
           40,000      OR Hsg. & Community Services
                       Dept. (Single Family Mtg.)            5.450       07/01/2029        09/15/2007 B                40,304
------------------------------------------------------------------------------------------------------------------------------
          140,000      OR Hsg. & Community Services
                       Dept. (Single Family Mtg.)            5.700       07/01/2022        07/01/2009 A               142,416
------------------------------------------------------------------------------------------------------------------------------
          735,000      OR Hsg. & Community Services
                       Dept. (Single Family Mtg.) 1          5.750       07/01/2025        02/13/2007 B               741,681
------------------------------------------------------------------------------------------------------------------------------
           20,000      OR Hsg. & Community Services
                       Dept. (Single Family Mtg.)            6.000       07/01/2027        07/01/2007 A                20,316
------------------------------------------------------------------------------------------------------------------------------
           80,000      OR Hsg. & Community Services
                       Dept. (Single Family Mtg.),
                       Series A                              5.800       07/01/2016        07/01/2007 A                81,189
------------------------------------------------------------------------------------------------------------------------------


                  43 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL                                                                           EFFECTIVE
           AMOUNT                                           COUPON        MATURITY          MATURITY*                   VALUE
------------------------------------------------------------------------------------------------------------------------------
OREGON CONTINUED
$          10,000      OR Hsg. & Community Services
                       Dept. (Single Family Mtg.),
                       Series A                              6.200%      07/01/2027        07/01/2009 A      $         10,266
------------------------------------------------------------------------------------------------------------------------------
          205,000      OR Hsg. & Community Services
                       Dept. (Single Family Mtg.),
                       Series F                              5.650       07/01/2028        07/01/2009 A               206,529
------------------------------------------------------------------------------------------------------------------------------
           25,000      OR Hsg. & Community Services
                       Dept. (Single Family Mtg.),
                       Series H                              5.650       07/01/2028        07/01/2009 A                25,481
------------------------------------------------------------------------------------------------------------------------------
           60,000      OR Hsg. & Community Services
                       Dept. (Single Family Mtg.),
                       Series H                              6.000       07/01/2027        07/01/2008 A                61,082
------------------------------------------------------------------------------------------------------------------------------
          100,000      OR Hsg. & Community Services
                       Dept., Series B                       5.900       07/01/2019        07/01/2009 A               102,812
------------------------------------------------------------------------------------------------------------------------------
           35,000      OR Hsg. (Elderly & Disabled
                       Hsg.)                                 6.300       08/01/2026        02/01/2007 A                35,042
------------------------------------------------------------------------------------------------------------------------------
           35,000      Port of Umatilla, OR Water            6.450       08/01/2014        02/01/2007 A                35,069
------------------------------------------------------------------------------------------------------------------------------
           75,000      Port St. Helen's, OR Pollution
                       Control (Portland General
                       Electric Company)                     7.125       12/15/2014        06/15/2007 A                75,518
------------------------------------------------------------------------------------------------------------------------------
          475,000      Washington County, OR Hsg.
                       Authority (Bethany Meadows II)        5.850       09/01/2027        09/01/2007 A               488,865
                                                                                                             -----------------
                                                                                                                    2,531,156
------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA--2.6%
        7,375,000      Allegheny County, PA Airport
                       (Pittsburgh International
                       Airport) 1                            5.000       01/01/2019        01/01/2008 A             7,524,786
------------------------------------------------------------------------------------------------------------------------------
        1,250,000      Allegheny County, PA HDA (West
                       Penn Allegheny Health System)         9.250       11/15/2022        11/15/2012 A             1,489,925
------------------------------------------------------------------------------------------------------------------------------
        1,000,000      Allegheny County, PA HDA (West
                       Penn Allegheny Health System)         9.250       11/15/2030        11/15/2010 A             1,189,960
------------------------------------------------------------------------------------------------------------------------------
        1,300,000      Carbon County, PA IDA (Panther
                       Creek Partners)                       6.650       05/01/2010        11/17/2007 C             1,361,646
------------------------------------------------------------------------------------------------------------------------------
       12,300,000      PA EDFA (National Gypsum
                       Company)                              6.125       11/02/2027        11/02/2010 A            12,862,971
------------------------------------------------------------------------------------------------------------------------------
        8,120,000      PA EDFA (National Gypsum
                       Company)                              6.250       11/01/2027        04/01/2011 A             8,557,912
------------------------------------------------------------------------------------------------------------------------------
        6,300,000      PA EDFA (Northampton Generating)      6.400       01/01/2009        01/01/2007 A             6,300,315
------------------------------------------------------------------------------------------------------------------------------
        2,000,000      PA EDFA (Northampton Generating)      6.500       01/01/2013        01/01/2007 A             2,033,800
------------------------------------------------------------------------------------------------------------------------------
            5,000      PA EDFA (Northampton Generating)      6.750       01/01/2007        01/01/2007                   5,001
------------------------------------------------------------------------------------------------------------------------------
          485,000      Philadelphia, PA Authority for
                       Industrial Devel. (Cathedral
                       Village)                              5.750       04/01/2034        04/01/2010 A               488,385
------------------------------------------------------------------------------------------------------------------------------
           25,000      Philadelphia, PA Authority for
                       Industrial Devel. (Philadelphia
                       Airport)                              5.000       07/01/2015        07/01/2008 A                25,605
------------------------------------------------------------------------------------------------------------------------------
        8,515,000      Southeastern PA Transportation
                       Authority                             5.375       03/01/2022        03/01/2007 A             8,706,758
                                                                                                             -----------------
                                                                                                                   50,547,064

------------------------------------------------------------------------------------------------------------------------------
RHODE ISLAND--1.8%
        3,500,000      Central Falls, RI Detention
                       Facility                              6.750       01/15/2013        05/17/2011 C             3,748,255
------------------------------------------------------------------------------------------------------------------------------


                  44 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL                                                                           EFFECTIVE
           AMOUNT                                           COUPON        MATURITY          MATURITY*                   VALUE
------------------------------------------------------------------------------------------------------------------------------
RHODE ISLAND CONTINUED
$          75,000      RI Clean Water Finance Agency
                       (Triton Ocean)                        5.800%      09/01/2022        09/01/2007 A      $         77,396
------------------------------------------------------------------------------------------------------------------------------
          100,000      RI GO                                 5.500       08/01/2007        02/01/2007 A               100,623
------------------------------------------------------------------------------------------------------------------------------
           80,000      RI Health & Educational
                       Building Corp. (Johnson & Wales
                       University)                           6.100       04/01/2026        04/01/2007 A                81,747
------------------------------------------------------------------------------------------------------------------------------
           40,000      RI Health & Educational
                       Building Corp. (Lifespan)             5.250       05/15/2026        05/15/2007 A                40,981
------------------------------------------------------------------------------------------------------------------------------
           25,000      RI Hsg. & Mtg. Finance Corp.
                       (Homeownership Opportunity)           5.200       04/01/2019        10/01/2009 A                25,498
------------------------------------------------------------------------------------------------------------------------------
           25,000      RI Hsg. & Mtg. Finance Corp.
                       (Rental Hsg.)                         5.375       04/01/2024        10/01/2012 A                25,917
------------------------------------------------------------------------------------------------------------------------------
           25,000      RI Hsg. & Mtg. Finance Corp.
                       (Rental Hsg.)                         5.500       04/01/2034        10/01/2012 A                25,926
------------------------------------------------------------------------------------------------------------------------------
           30,000      RI Student Loan Authority             6.450       12/01/2015        12/01/2007 A                30,468
------------------------------------------------------------------------------------------------------------------------------
        1,370,000      RI Tobacco Settlement Financing
                       Corp. (TASC)                          6.250       06/01/2042        06/01/2012 A             1,480,052
------------------------------------------------------------------------------------------------------------------------------
        3,140,000      RI Tobacco Settlement Financing
                       Corp. (TASC), Series A                6.000       06/01/2023        01/12/2010 B             3,358,042
------------------------------------------------------------------------------------------------------------------------------
       24,345,000      RI Tobacco Settlement Financing
                       Corp. (TASC), Series A                6.125       06/01/2032        06/01/2012 A            26,156,025
                                                                                                             -----------------
                                                                                                                   35,150,930
------------------------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA--2.7%
          120,000      Charleston County, SC Hospital
                       Facilities (Medical Society
                       Health)                               5.000       10/01/2022        04/01/2007 A               120,768
------------------------------------------------------------------------------------------------------------------------------
          485,000      Charleston County, SC Hospital
                       Facilities (Medical Society
                       Health)                               5.500       10/01/2019        04/01/2007 A               485,053
------------------------------------------------------------------------------------------------------------------------------
           50,000      Charleston County, SC Hospital
                       Facilities (Medical Society
                       Health)                               6.000       10/01/2009        04/01/2007 A                50,095
------------------------------------------------------------------------------------------------------------------------------
           25,000      Charleston County, SC School
                       District Devel. Corp. COP
                       (Central Administrative
                       Building) 1                           6.125       02/01/2008        02/01/2007 A                25,048
------------------------------------------------------------------------------------------------------------------------------
           10,000      Colleton County, SC GO                5.500       03/01/2008        03/01/2007 A                10,011
------------------------------------------------------------------------------------------------------------------------------
        2,450,000      Darlington County, SC
                       Industrial Devel. (Sonoco
                       Products Company)                     6.000       04/01/2026        04/01/2007 A             2,494,321
------------------------------------------------------------------------------------------------------------------------------
        3,085,000      Darlington County, SC
                       Industrial Devel. (Sonoco
                       Products Company)                     6.125       06/01/2025        06/01/2007 A             3,106,379
------------------------------------------------------------------------------------------------------------------------------
          260,000      Florence County, SC Industrial
                       Devel. (Stone Container Corp.)        7.375       02/01/2007        02/01/2007                 260,429
------------------------------------------------------------------------------------------------------------------------------
           20,000      Georgetown County, SC
                       Environmental Improvement
                       (International Paper Company)         5.700       10/01/2021        10/01/2009 A                20,571
------------------------------------------------------------------------------------------------------------------------------
           50,000      Laurens County, SC GO                 6.000       04/01/2008        04/01/2007 A                50,292
------------------------------------------------------------------------------------------------------------------------------
           40,000      Marion County, SC Hospital
                       District                              5.500       11/01/2015        05/01/2007 A                40,447
------------------------------------------------------------------------------------------------------------------------------
          180,000      Orangeburg County, SC Solid
                       Waste (South Carolina Electric
                       & Gas Company)                        5.700       11/01/2024        09/01/2009 A               180,767
------------------------------------------------------------------------------------------------------------------------------
           60,000      Piedmont, SC Municipal Power
                       Agency                                5.250       01/01/2021        01/01/2011 A                61,160
------------------------------------------------------------------------------------------------------------------------------
        2,315,000      Richland County, SC
                       Environmental Improvement
                       (International Paper Company)         6.100       04/01/2023        04/01/2014 A             2,519,276
------------------------------------------------------------------------------------------------------------------------------


                  45 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL                                                                           EFFECTIVE
           AMOUNT                                           COUPON        MATURITY          MATURITY*                   VALUE
------------------------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA CONTINUED
$       1,630,000      SC Connector 2000 Assoc. Toll
                       Road, Series B                        4.673% 2    01/01/2011        01/01/2008 A      $      1,352,558
------------------------------------------------------------------------------------------------------------------------------
        1,735,000      SC Connector 2000 Assoc. Toll
                       Road, Series B 1                      5.604 2     01/01/2021        01/01/2010 A               799,800
------------------------------------------------------------------------------------------------------------------------------
          720,000      SC Connector 2000 Assoc. Toll
                       Road, Series B 1                      5.702 2     01/01/2026        01/01/2010 A               245,729
------------------------------------------------------------------------------------------------------------------------------
           20,000      SC Education Assistance
                       Authority (Student Loans)             6.000       09/01/2008        03/01/2007 A                20,024
------------------------------------------------------------------------------------------------------------------------------
          605,000      SC Hsg. Finance & Devel.
                       Authority                             5.875       07/01/2009        07/01/2009                 614,390
------------------------------------------------------------------------------------------------------------------------------
           25,000      SC Hsg. Finance & Devel.
                       Authority                             5.950       07/01/2029        05/01/2009 A                25,590
------------------------------------------------------------------------------------------------------------------------------
        7,500,000      SC Hsg. Finance & Devel.
                       Authority, Series C                   5.500       07/01/2037        02/01/2013 B             8,063,775
------------------------------------------------------------------------------------------------------------------------------
            5,000      SC Hsg. Finance & Redevel.
                       Authority, Series A-2                 6.750       07/01/2026        01/01/2007 A                 5,007
------------------------------------------------------------------------------------------------------------------------------
           40,000      SC Jobs-EDA (Anderson Area
                       Medical Center)                       5.250       02/01/2026        02/01/2007 A                40,556
------------------------------------------------------------------------------------------------------------------------------
           15,000      SC Ports Authority                    5.000       07/01/2018        07/01/2008 A                15,338
------------------------------------------------------------------------------------------------------------------------------
           65,000      SC Ports Authority                    5.300       07/01/2026        02/01/2008 A                66,748
------------------------------------------------------------------------------------------------------------------------------
       10,630,000      SC Tobacco Settlement
                       Management Authority, Series B        6.000       05/15/2022        06/05/2010 B            11,349,757
------------------------------------------------------------------------------------------------------------------------------
       15,475,000      SC Tobacco Settlement
                       Management Authority, Series B        6.375       05/15/2028        05/15/2012 A            16,795,946
------------------------------------------------------------------------------------------------------------------------------
        2,205,000      SC Tobacco Settlement
                       Management Authority, Series B        6.375       05/15/2030        04/28/2017 C             2,588,935
------------------------------------------------------------------------------------------------------------------------------
          130,000      SC Western Carolina Regional
                       Sewer Authority                       5.500       03/01/2010        03/01/2007 A               135,307
------------------------------------------------------------------------------------------------------------------------------
           20,000      Spartanburg County, SC Health
                       Services                              5.300       04/15/2025        04/15/2007 A                20,084
------------------------------------------------------------------------------------------------------------------------------
           25,000      Spartanburg County, SC Health
                       Services                              5.500       04/15/2015        04/15/2007 A                25,110
------------------------------------------------------------------------------------------------------------------------------
          310,000      Spartanburg County, SC Health
                       Services, Series A                    5.500       04/15/2027        04/15/2007 A               317,533
                                                                                                             -----------------
                                                                                                                   51,906,804
------------------------------------------------------------------------------------------------------------------------------
SOUTH DAKOTA--1.7%
           10,000      Grant County, SD Pollution
                       Control (Northwestern Public
                       Service Company)                      5.900       06/01/2023        06/01/2007 A                10,018
------------------------------------------------------------------------------------------------------------------------------
       14,205,000      SD Education Loans                    5.600       06/01/2020        06/01/2010 A            14,728,454
------------------------------------------------------------------------------------------------------------------------------
       10,135,000      SD Educational Enhancement
                       Funding Corp. Tobacco Settlement      6.500       06/01/2032        06/01/2013 A            11,195,324
------------------------------------------------------------------------------------------------------------------------------
           50,000      SD H&EFA (Prairie Lakes Health
                       Care System)                          5.650       04/01/2022        04/01/2010 A                51,676
------------------------------------------------------------------------------------------------------------------------------
        5,155,000      SD Hsg. Devel. Authority
                       (Homeownership)                       5.375       05/01/2018        11/01/2009 B             5,239,851
------------------------------------------------------------------------------------------------------------------------------
        1,970,000      SD Hsg. Devel. Authority
                       (Homeownership)                       5.750       05/01/2031        11/01/2015 A             2,088,082
                                                                                                             -----------------
                                                                                                                   33,313,405
------------------------------------------------------------------------------------------------------------------------------
TENNESSEE--0.3%
           10,000      Blount County, TN Hospital,
                       Series B                              5.125       07/01/2019        07/01/2008 A                10,046
------------------------------------------------------------------------------------------------------------------------------
           70,000      Johnson City, TN Electric             5.700       05/01/2017        05/01/2007 A                70,113
------------------------------------------------------------------------------------------------------------------------------


                  46 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL                                                                           EFFECTIVE
           AMOUNT                                           COUPON        MATURITY          MATURITY*                   VALUE
------------------------------------------------------------------------------------------------------------------------------
TENNESSEE CONTINUED
$          45,000      Johnson City, TN Health &
                       Educational Facilities Board
                       (Johnson City Medical Center)         5.250%      07/01/2016        01/01/2007 A      $         45,051
------------------------------------------------------------------------------------------------------------------------------
          200,000      Knox County, TN HE&HF (Baptist
                       Health System of East Tennessee)      5.500       04/15/2011        10/15/2007 A               205,812
------------------------------------------------------------------------------------------------------------------------------
           60,000      Knox County, TN HE&HF (Baptist
                       Health System of East Tennessee)      5.500       04/15/2017        04/15/2007 A                61,490
------------------------------------------------------------------------------------------------------------------------------
        1,000,000      Maury County, TN Industrial
                       Devel. Board (Occidental
                       Petroleum Corp.)                      6.250       08/01/2018        08/01/2011 A             1,082,760
------------------------------------------------------------------------------------------------------------------------------
           15,000      Memphis, TN GO                        5.250       11/01/2013        05/01/2007 A                15,018
------------------------------------------------------------------------------------------------------------------------------
            5,000      Memphis, TN HFC (Saint's Court
                       Apartments)                           6.000       09/01/2013        09/01/2007 A                 5,032
------------------------------------------------------------------------------------------------------------------------------
           25,000      Memphis-Shelby County, TN
                       Airport Authority                     6.000       03/01/2024        03/01/2010 A                26,714
------------------------------------------------------------------------------------------------------------------------------
           15,000      Metropolitan Government
                       Nashville & Davidson County TN
                       (Multifamily Mtg. FHA Section 8)      6.000       04/01/2024        02/01/2007 A                15,075
------------------------------------------------------------------------------------------------------------------------------
          160,000      Metropolitan Government
                       Nashville & Davidson County, TN
                       Water & Sewer                         5.500       01/01/2016        01/01/2007 A               165,621
------------------------------------------------------------------------------------------------------------------------------
           50,000      Shelby County, TN Health
                       Educational & Hsg. Facilities
                       (Christian Brothers University)       5.750       09/01/2012        09/01/2007 A                50,360
------------------------------------------------------------------------------------------------------------------------------
          390,000      Shelby County, TN Health
                       Educational & Hsg. Facilities
                       (Methodist Health Systems)            5.250       08/01/2015        02/01/2007 A               390,394
------------------------------------------------------------------------------------------------------------------------------
        3,000,000      Smyrna, TN Hsg. Assoc.
                       (Imperial Garden Apartments)          6.450       10/20/2035        10/20/2010 A             3,311,550
------------------------------------------------------------------------------------------------------------------------------
           35,000      South Fulton, TN Industrial
                       Devel. Board (Tyson Foods)            6.350       10/01/2015        04/01/2007 A                35,218
------------------------------------------------------------------------------------------------------------------------------
           50,000      South Fulton, TN Industrial
                       Devel. Board (Tyson Foods)            6.400       10/01/2020        04/01/2007 A                50,303
------------------------------------------------------------------------------------------------------------------------------
           25,000      TN Hsg. Devel. Agency
                       (Homeownership Program)               5.500       07/01/2013        01/01/2010 A                25,756
------------------------------------------------------------------------------------------------------------------------------
           25,000      TN Hsg. Devel. Agency
                       (Homeownership Program)               6.000       07/01/2011        07/01/2010 A                25,658
------------------------------------------------------------------------------------------------------------------------------
           15,000      TN Hsg. Devel. Agency
                       (Homeownership)                       5.250       07/01/2022        01/01/2012 A                15,049
------------------------------------------------------------------------------------------------------------------------------
           40,000      TN Hsg. Devel. Agency
                       (Homeownership)                       5.375       07/01/2023        07/01/2010 A                40,857
------------------------------------------------------------------------------------------------------------------------------
        1,020,000      TN Hsg. Devel. Agency
                       (Homeownership)                       5.400       07/01/2009        01/01/2007 A             1,031,424
------------------------------------------------------------------------------------------------------------------------------
           25,000      TN Hsg. Devel. Agency
                       (Homeownership)                       5.850       07/01/2023        07/01/2009 A                25,215
------------------------------------------------------------------------------------------------------------------------------
           10,000      TN Hsg. Devel. Agency
                       (Homeownership)                       6.050       07/01/2016        07/01/2008 A                10,091
------------------------------------------------------------------------------------------------------------------------------
           10,000      TN Hsg. Devel. Agency
                       (Homeownership)                       6.375       07/01/2022        07/01/2008 A                10,212
------------------------------------------------------------------------------------------------------------------------------
           20,000      Unicoi County, TN Health
                       Educational & Hsg. Facilities
                       (Erwin Health Care Associates)        5.875       03/20/2016        03/20/2007 A                20,025
                                                                                                             -----------------
                                                                                                                    6,744,844


                  47 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL                                                                           EFFECTIVE
           AMOUNT                                           COUPON        MATURITY          MATURITY*                   VALUE
------------------------------------------------------------------------------------------------------------------------------
TEXAS--12.1%
$       6,350,000      Angelina & Neches, TX River
                       Authority (Temple-Inland)             5.650%      09/01/2012        09/02/2007 A      $      6,465,888
------------------------------------------------------------------------------------------------------------------------------
       24,700,000      Austin, TX Convention
                       Enterprises (Convention Center)       5.750       01/01/2032        01/01/2011 A            26,564,356
------------------------------------------------------------------------------------------------------------------------------
        8,590,000      Austin, TX Convention
                       Enterprises (Convention Center)       6.000       01/01/2023        01/01/2011 A             9,317,573
------------------------------------------------------------------------------------------------------------------------------
           65,000      Austin, TX Higher Education
                       Authority (St. Edwards
                       University)                           5.250       08/01/2023        08/01/2008 A                65,816
------------------------------------------------------------------------------------------------------------------------------
          605,000      Austin, TX Utility System             6.730 2     11/15/2014        05/15/2007 A               346,732
------------------------------------------------------------------------------------------------------------------------------
          125,000      Bexar County, TX GO                   5.750       08/15/2022        08/15/2010 A               131,773
------------------------------------------------------------------------------------------------------------------------------
          150,000      Bexar County, TX HFC (American
                       Opportunity for Hsg.-Cinnamon
                       Creek)                                5.750       12/01/2013        05/25/2011 C               154,782
------------------------------------------------------------------------------------------------------------------------------
          120,000      Bexar County, TX HFC (Doral
                       Club)                                 8.750       10/01/2036        10/01/2013 A               120,996
------------------------------------------------------------------------------------------------------------------------------
          410,000      Bexar, TX Metropolitan Water
                       District                              5.357 2     05/01/2032        05/01/2008 A               105,850
------------------------------------------------------------------------------------------------------------------------------
          510,000      Bexar, TX Metropolitan Water
                       District                              5.875       05/01/2022        05/01/2007 A               513,636
------------------------------------------------------------------------------------------------------------------------------
        1,525,000      Bexar, TX Metropolitan Water
                       District                              6.000       05/01/2015        05/01/2007 A             1,555,180
------------------------------------------------------------------------------------------------------------------------------
        4,400,000      Brazos River Authority, TX
                       (Centerpoint Energy)                  7.750       12/01/2018        12/01/2008 A             4,662,944
------------------------------------------------------------------------------------------------------------------------------
        1,085,000      Brazos River Authority, TX
                       (Johnson County Surface Water
                       and Treatment System)                 5.800       09/01/2011        03/01/2007 A             1,086,671
------------------------------------------------------------------------------------------------------------------------------
          165,000      Brazos River Authority, TX (TXU
                       Energy Company)                       6.300       07/01/2032        07/01/2014 A               180,675
------------------------------------------------------------------------------------------------------------------------------
       14,085,000      Brazos River Authority, TX (TXU
                       Energy Company) 3                     6.750       04/01/2038        04/01/2013 D            15,675,195
------------------------------------------------------------------------------------------------------------------------------
          150,000      Brazos River Authority, TX (TXU
                       Energy Company)                       6.750       10/01/2038        10/01/2014 A               168,843
------------------------------------------------------------------------------------------------------------------------------
        6,325,000      Brazos River Authority, TX (TXU
                       Energy Company)                       7.700       04/01/2033        04/01/2013 A             7,438,263
------------------------------------------------------------------------------------------------------------------------------
          290,000      Brazos River, TX Harbor
                       Navigation District (Dow
                       Chemical Company)                     6.625       05/15/2033        05/15/2012 A               323,069
------------------------------------------------------------------------------------------------------------------------------
           25,000      Cass County, TX Industrial
                       Devel. Corp. (International
                       Paper Company)                        6.000       09/01/2025        09/01/2012 A                26,662
------------------------------------------------------------------------------------------------------------------------------
           50,000      Cass County, TX Industrial
                       Devel. Corp. (International
                       Paper Company)                        6.250       04/01/2021        04/01/2007 A                51,214
------------------------------------------------------------------------------------------------------------------------------
          285,000      Cass County, TX Industrial
                       Devel. Corp. (International
                       Paper Company)                        6.600       03/15/2024        03/15/2010 A               305,286
------------------------------------------------------------------------------------------------------------------------------
          580,000      Charterwood, TX Municipal
                       Utility District                      5.800       05/01/2009        05/01/2007 A               580,887
------------------------------------------------------------------------------------------------------------------------------
           60,000      Collin County, TX HFC
                       (Community College District
                       Foundation)                           5.250       06/01/2023        12/01/2009 A                61,127
------------------------------------------------------------------------------------------------------------------------------
           20,000      Crandall, TX Independent School
                       District                              6.000       02/15/2024        02/15/2007 A                20,038
------------------------------------------------------------------------------------------------------------------------------


                  48 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL                                                                           EFFECTIVE
           AMOUNT                                           COUPON        MATURITY          MATURITY*                   VALUE
------------------------------------------------------------------------------------------------------------------------------
TEXAS CONTINUED
$      15,500,000      Dallas-Fort Worth, TX
                       International Airport 3               5.000%      11/01/2015        11/01/2008 A      $     15,936,403
------------------------------------------------------------------------------------------------------------------------------
       20,000,000      Dallas-Fort Worth, TX
                       International Airport 3               5.500       11/01/2021        11/01/2009 A            20,810,000
------------------------------------------------------------------------------------------------------------------------------
       10,000,000      Dallas-Fort Worth, TX
                       International Airport 3               5.500       11/01/2035        11/01/2011 A            10,637,600
------------------------------------------------------------------------------------------------------------------------------
       15,000,000      Dallas-Fort Worth, TX
                       International Airport 3               6.125       11/01/2035        11/01/2009 A            15,885,750
------------------------------------------------------------------------------------------------------------------------------
          100,000      De Soto, TX Park Devel. Corp. 1       5.250       02/15/2016        02/15/2016                 100,129
------------------------------------------------------------------------------------------------------------------------------
           15,000      Dilley, TX Special Project
                       (Dept. of Criminal Justice)           7.000       04/01/2009        04/01/2007 A                15,124
------------------------------------------------------------------------------------------------------------------------------
           20,000      Galveston, TX HFC (Friendswood)       6.250       04/01/2029        04/01/2007 A                20,195
------------------------------------------------------------------------------------------------------------------------------
           20,000      Guadalupe-Blanco, TX River
                       Authority (E.I. Dupont De
                       Nemours)                              5.500       05/01/2029        05/01/2009 A                20,668
------------------------------------------------------------------------------------------------------------------------------
           20,000      Gulf Coast, TX IDA (Valero
                       Energy Corp.)                         5.600       12/01/2031        06/01/2010 A                20,470
------------------------------------------------------------------------------------------------------------------------------
        3,575,000      Gulf Coast, TX Waste Disposal
                       Authority (International Paper
                       Company) 1                            6.100       08/01/2024        08/01/2012 A             3,853,814
------------------------------------------------------------------------------------------------------------------------------
          180,000      Gulf Coast, TX Waste Disposal
                       Authority (Valero Energy Corp.)       5.600       04/01/2032        04/01/2010 A               184,032
------------------------------------------------------------------------------------------------------------------------------
           30,000      Gulf Coast, TX Waste Disposal
                       Authority (Valero Energy Corp.)       6.650       04/01/2032        04/01/2011 A                32,428
------------------------------------------------------------------------------------------------------------------------------
           40,000      Harlingen, TX Consolidated
                       Independent School District           5.650       08/15/2029        08/15/2009 A                42,068
------------------------------------------------------------------------------------------------------------------------------
           35,000      Harris County, TX Health
                       Facilities Devel. Authority
                       (Memorial Hospital Systems)           5.500       06/01/2017        06/01/2007 A                35,919
------------------------------------------------------------------------------------------------------------------------------
          160,000      Harris County, TX Health
                       Facilities Devel. Authority
                       (Memorial Hospital Systems)           5.500       06/01/2024        06/01/2007 A               164,152
------------------------------------------------------------------------------------------------------------------------------
        2,953,000      Harris County, TX HFC                 6.300       09/01/2032        01/18/2008 B             2,975,059
------------------------------------------------------------------------------------------------------------------------------
           80,000      Harris County, TX IDC
                       (Continental Airlines)                5.375       07/01/2019        08/09/2014 C                79,104
------------------------------------------------------------------------------------------------------------------------------
           15,000      Harris County, TX Toll Road           5.000       08/15/2021        08/15/2007 A                15,111
------------------------------------------------------------------------------------------------------------------------------
       15,000,000      Harris County, TX Toll Road 3         5.250       08/15/2035        08/15/2009 A            15,678,150
------------------------------------------------------------------------------------------------------------------------------
        2,343,000      Heart of TX HFC (Waco Parkside
                       Village)                              7.400       09/20/2035        09/20/2011 A             2,548,458
------------------------------------------------------------------------------------------------------------------------------
          125,000      Houston, TX Airport Special
                       Facilities (Continental
                       Airlines)                             5.500       07/15/2017        07/15/2007 A               126,034
------------------------------------------------------------------------------------------------------------------------------
        5,265,000      Houston, TX Airport Special
                       Facilities (Continental
                       Airlines)                             6.125       07/15/2017        07/15/2007 A             5,296,853
------------------------------------------------------------------------------------------------------------------------------
           70,000      Houston, TX Airport System            5.000       07/01/2025        07/01/2008 A                70,615
------------------------------------------------------------------------------------------------------------------------------
           10,000      Houston, TX Airport System
                       (People Mover)                        5.375       07/15/2012        07/15/2007 A                10,082
------------------------------------------------------------------------------------------------------------------------------
           40,000      Houston, TX Airport System,
                       Series A                              5.000       07/01/2028        07/01/2008 A                40,358
------------------------------------------------------------------------------------------------------------------------------
           35,000      Houston, TX Airport System,
                       Series A                              5.125       07/01/2032        07/01/2012 A                36,261
------------------------------------------------------------------------------------------------------------------------------
        2,305,000      Houston, TX Hsg. Corp. (6800
                       Long Drive Apartments)                6.625       02/01/2020        02/01/2007 A             2,355,641
------------------------------------------------------------------------------------------------------------------------------


                  49 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL                                                                           EFFECTIVE
           AMOUNT                                           COUPON        MATURITY          MATURITY*                   VALUE
------------------------------------------------------------------------------------------------------------------------------
TEXAS CONTINUED
$         110,000      Lancaster, TX GO                      5.500%      02/15/2009        02/15/2007 A      $        110,160
------------------------------------------------------------------------------------------------------------------------------
           20,000      League City, TX Industrial
                       Devel. Corp. (Section 4 B)            5.500       09/01/2015        03/01/2007 A                20,060
------------------------------------------------------------------------------------------------------------------------------
           50,000      Leander, TX Independent School
                       District                              5.554 2     08/15/2015        08/15/2007 B                31,052
------------------------------------------------------------------------------------------------------------------------------
           40,000      Lewisville, TX HFC (Lewisville
                       Limited)                              5.600       12/01/2029        12/01/2007 A                40,275
------------------------------------------------------------------------------------------------------------------------------
       11,670,000      Lower CO River Authority, TX
                       Pollution Control (Samsung
                       Electronics Company)                  6.375       04/01/2027        04/01/2007 A            11,969,102
------------------------------------------------------------------------------------------------------------------------------
          205,000      Lubbock, TX HFC (Las Colinas
                       Quail Creek Apartments)               6.750       07/01/2012        04/13/2010 C               207,198
------------------------------------------------------------------------------------------------------------------------------
           15,000      Matagorda County, TX Navigation
                       District (Centerpoint Energy)         5.250       11/01/2029        11/01/2008 A                15,582
------------------------------------------------------------------------------------------------------------------------------
          135,000      Matagorda County, TX Navigation
                       District (Centerpoint Energy)         8.000       05/01/2029        04/10/2008 A               142,979
------------------------------------------------------------------------------------------------------------------------------
          590,000      Matagorda County, TX Navigation
                       District (Central Power & Light
                       Company)                              6.125       05/01/2030        05/01/2007 A               602,850
------------------------------------------------------------------------------------------------------------------------------
           40,000      Metro, TX HFDC (Wilson N. Jones
                       Memorial Hospital)                    5.500       01/01/2012        01/01/2007 A                40,052
------------------------------------------------------------------------------------------------------------------------------
           10,000      Metro, TX HFDC (Wilson N. Jones
                       Memorial Hospital)                    5.600       01/01/2017        01/01/2007 A                10,160
------------------------------------------------------------------------------------------------------------------------------
           50,000      Montgomery County, TX Municipal
                       Utility District No. 40
                       (Waterworks & Sewer)                  5.000       03/01/2019        03/01/2007 A                50,054
------------------------------------------------------------------------------------------------------------------------------
           25,000      North Central, TX Health
                       Facility Devel. Corp. (Zale
                       Lipshy University Hospital)           5.450       04/01/2019        04/01/2007 A                25,575
------------------------------------------------------------------------------------------------------------------------------
           25,000      North Forest, TX Municipal
                       Water District (Murphy
                       Sanitation & Sewer System)            6.200       07/10/2009        01/10/2007 A                25,039
------------------------------------------------------------------------------------------------------------------------------
          105,000      Nueces County, TX HFC (Dolphins
                       Landing Apartments)                   8.000       07/01/2030        07/01/2010 A               111,324
------------------------------------------------------------------------------------------------------------------------------
           50,000      Pearsall, TX Independent School
                       District                              5.250       02/15/2025        02/15/2007 A                50,054
------------------------------------------------------------------------------------------------------------------------------
        3,000,000      Permian Basin, TX HFC (Single
                       Family Mtg.)                          5.650       01/01/2038        07/01/2016 A             3,229,560
------------------------------------------------------------------------------------------------------------------------------
          400,000      Permian Basin, TX HFC (Single
                       Family Mtg.)                          5.750       01/01/2038        07/01/2016 A               410,152
------------------------------------------------------------------------------------------------------------------------------
           10,000      Port of Corpus Christi, TX
                       Industrial Devel. Corp. (Valero
                       Energy Corp.)                         5.400       04/01/2018        04/01/2010 A                10,334
------------------------------------------------------------------------------------------------------------------------------
        3,500,000      Sabine Neches, TX Hsg. Finance
                       Corp. (Single Family Mtg.)            4.875 6     12/01/2039        12/01/2016 A             3,702,160
------------------------------------------------------------------------------------------------------------------------------
          470,000      Sabine, TX River Authority
                       Pollution Control (TXU Electric
                       Company)                              6.450       06/01/2021        06/01/2010 A               505,574
------------------------------------------------------------------------------------------------------------------------------
           50,000      San Antonia, TX Airport System        5.700       07/01/2012        07/01/2007 A                50,539
------------------------------------------------------------------------------------------------------------------------------
          640,000      San Antonio, TX Airport System        5.700       07/01/2010        01/01/2007 A               646,893
------------------------------------------------------------------------------------------------------------------------------
           30,000      San Marcos, TX Hsg. Authority         5.800       11/01/2010        05/01/2007 A                30,036
------------------------------------------------------------------------------------------------------------------------------
           15,000      Sanger, TX Independent School
                       District                              5.750       07/01/2027        01/01/2007 A                15,024
------------------------------------------------------------------------------------------------------------------------------


                  50 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL                                                                           EFFECTIVE
           AMOUNT                                           COUPON        MATURITY          MATURITY*                   VALUE
------------------------------------------------------------------------------------------------------------------------------
TEXAS CONTINUED
$       1,100,000      Southeast TX HFC                      4.750%      01/01/2037        02/15/2009 B      $      1,100,913
------------------------------------------------------------------------------------------------------------------------------
           15,000      Southlake Parks, TX Devel. Corp.      5.375       08/15/2021        02/15/2007 A                15,018
------------------------------------------------------------------------------------------------------------------------------
           20,000      Southwest TX Higher Education
                       Authority (Southern Methodist
                       University)                           5.000       10/01/2018        10/01/2009 A                20,446
------------------------------------------------------------------------------------------------------------------------------
          230,000      Tarrant County, TX HFDC (TX
                       Health Resources System)              5.250       02/15/2022        02/15/2008 A               237,682
------------------------------------------------------------------------------------------------------------------------------
          115,000      Texoma Area, TX Solid Waste
                       Authority (Initial Facility)          5.500       02/15/2029        02/15/2010 A               117,607
------------------------------------------------------------------------------------------------------------------------------
          125,000      Trinity, TX River Authority
                       (TXU Energy Company)                  6.250       05/01/2028        05/01/2013 A               136,185
------------------------------------------------------------------------------------------------------------------------------
        3,545,000      TX Affordable Hsg. Corp. (Fire
                       Fighter & Law Security)               5.250       09/01/2039        09/01/2020 A             3,756,743
------------------------------------------------------------------------------------------------------------------------------
        3,295,000      TX Affordable Hsg. Corp.
                       (Professional Educators)              5.100       09/01/2039        03/01/2015 A             3,445,582
------------------------------------------------------------------------------------------------------------------------------
       12,650,000      TX Affordable Hsg. Corp.
                       (Single Family Mtg.)                  5.300       10/01/2039        10/01/2016 A            13,416,211
------------------------------------------------------------------------------------------------------------------------------
           25,000      TX College Student Loans              5.000       08/01/2013        02/01/2007 A                25,016
------------------------------------------------------------------------------------------------------------------------------
        1,410,000      TX Dept. of Hsg. & Community
                       Affairs                               5.200       01/01/2025        11/26/2007 C             1,436,663
------------------------------------------------------------------------------------------------------------------------------
           55,000      TX Dept. of Hsg. & Community
                       Affairs                               5.250       07/01/2018        01/01/2009 A                56,333
------------------------------------------------------------------------------------------------------------------------------
           10,000      TX Dept. of Hsg. & Community
                       Affairs                               5.350       07/01/2033        07/01/2011 A                10,324
------------------------------------------------------------------------------------------------------------------------------
          960,000      TX Dept. of Hsg. & Community
                       Affairs                               5.500       03/01/2026        03/01/2012 A               999,082
------------------------------------------------------------------------------------------------------------------------------
          975,000      TX Dept. of Hsg. & Community
                       Affairs                               5.550       03/01/2034        03/01/2012 A             1,012,187
------------------------------------------------------------------------------------------------------------------------------
          680,000      TX Dept. of Hsg. & Community
                       Affairs (Single Family)               5.650       03/01/2029        09/01/2009 A               696,823
------------------------------------------------------------------------------------------------------------------------------
          680,000      TX Dept. of Hsg. & Community
                       Affairs (Single Family)               5.700       09/01/2029        09/01/2009 A               696,980
------------------------------------------------------------------------------------------------------------------------------
          350,000      TX Dept. of Hsg. & Community
                       Affairs (Single Family)               5.800       09/01/2029        09/01/2007 A               359,233
------------------------------------------------------------------------------------------------------------------------------
           65,000      TX Dormitory Finance Authority
                       (Temple Junior College
                       Foundation)                           5.875       09/01/2022        09/01/2012 A                69,342
------------------------------------------------------------------------------------------------------------------------------
        3,385,000      TX GO                                 5.500       08/01/2016        08/01/2007 A             3,420,644
------------------------------------------------------------------------------------------------------------------------------
          275,000      TX GO                                 5.750       08/01/2020        02/01/2007 A               275,413
------------------------------------------------------------------------------------------------------------------------------
           35,000      TX GO                                 6.000       12/01/2030        12/01/2010 A                37,372
------------------------------------------------------------------------------------------------------------------------------
           20,000      TX Panhandle Elderly Apartments
                       Corp. (Pampa Partnership Ltd.)        7.000       05/01/2010        06/18/2008 C                19,883
------------------------------------------------------------------------------------------------------------------------------
        1,365,000      TX Panhandle HFA (Amarillo
                       Affordable Hsg.)                      6.250       03/01/2010        09/28/2008 C               818,591
------------------------------------------------------------------------------------------------------------------------------
        2,520,000      TX Panhandle HFA (Amarillo
                       Affordable Hsg.)                      6.625       03/01/2020        03/11/2016 C             1,494,360
------------------------------------------------------------------------------------------------------------------------------
        4,675,000      TX Panhandle HFA (Amarillo
                       Affordable Hsg.)                      6.750       03/01/2031        10/24/2026 C             2,767,179
------------------------------------------------------------------------------------------------------------------------------
           20,000      TX Public Property Finance Corp.      5.500       09/01/2013        03/01/2007 A                20,054
------------------------------------------------------------------------------------------------------------------------------
           50,000      TX State College Student Loans        5.750       08/01/2012        02/01/2007 A                50,074
------------------------------------------------------------------------------------------------------------------------------
           25,000      TX State College Student Loans        6.000       08/01/2015        02/01/2007 A                25,039
------------------------------------------------------------------------------------------------------------------------------


                  51 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL                                                                           EFFECTIVE
           AMOUNT                                           COUPON        MATURITY          MATURITY*                   VALUE
------------------------------------------------------------------------------------------------------------------------------
TEXAS CONTINUED
$          75,000      TX State College Student Loans        6.000%      08/01/2016        02/01/2007 A      $         75,115
------------------------------------------------------------------------------------------------------------------------------
          515,000      TX State College Student Loans        6.000       08/01/2019        02/01/2007 A               521,283
------------------------------------------------------------------------------------------------------------------------------
          135,000      TX State Veterans Hsg.
                       Assistance, Series B                  6.100       06/01/2031        12/01/2009 A               142,275
------------------------------------------------------------------------------------------------------------------------------
          205,000      TX Veterans Hsg. Assistance           5.500       06/01/2032        12/01/2010 A               210,840
------------------------------------------------------------------------------------------------------------------------------
          265,000      TX Veterans Hsg. Assistance,
                       Series A                              5.150       06/01/2024        12/01/2009 A               266,974
------------------------------------------------------------------------------------------------------------------------------
           25,000      TX Veterans Hsg. Assistance,
                       Series A                              5.400       12/01/2011        12/01/2007 A                25,668
------------------------------------------------------------------------------------------------------------------------------
          100,000      TX Veterans Hsg. Assistance,
                       Series A                              5.450       06/01/2012        12/01/2007 A               102,681
------------------------------------------------------------------------------------------------------------------------------
           25,000      TX Veterans Hsg. Assistance,
                       Series A                              5.450       12/01/2012        12/01/2007 A                25,668
------------------------------------------------------------------------------------------------------------------------------
          100,000      TX Veterans Hsg. Assistance,
                       Series A                              5.500       06/01/2013        12/01/2007 A               102,688
------------------------------------------------------------------------------------------------------------------------------
           35,000      TX Water Devel. Board                 5.250       07/15/2017        01/15/2007 A                35,041
------------------------------------------------------------------------------------------------------------------------------
          240,000      TX Water Devel. Board                 5.600       07/15/2011        07/15/2007 A               240,372
------------------------------------------------------------------------------------------------------------------------------
        1,000,000      Willacy County, TX Local
                       Government Corp.                      6.000       03/01/2009        09/13/2008 C             1,016,660
------------------------------------------------------------------------------------------------------------------------------
          625,000      Willow Fork, TX Drain District,
                       Series A                              5.250       09/01/2011        03/01/2007 A               625,644
                                                                                                             -----------------
                                                                                                                  234,893,610
------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--0.6%
        1,220,000      Puerto Rico Children's Trust
                       Fund (TASC)                           5.375       05/15/2033        05/15/2012 A             1,278,731
------------------------------------------------------------------------------------------------------------------------------
        5,000,000      Puerto Rico Commonwealth GO           5.250       07/01/2022        07/01/2013 A             5,329,850
------------------------------------------------------------------------------------------------------------------------------
        3,850,000      Puerto Rico Municipal Finance
                       Agency 3                              5.750       08/01/2013        08/01/2009 A             4,100,154
------------------------------------------------------------------------------------------------------------------------------
          750,000      V.I.  Public Finance Authority,
                       Series A                              6.375       10/01/2019        10/01/2010 A               820,283
                                                                                                             -----------------
                                                                                                                   11,529,018
------------------------------------------------------------------------------------------------------------------------------
UTAH--2.1%
          140,000      Clearfield City, UT Multifamily
                       Hsg. (Oakstone Apartments)            5.850      05/01/2039         11/01/2009 A               143,917
------------------------------------------------------------------------------------------------------------------------------
        4,210,000      Eagle Mountain, UT Special
                       Assessment                            6.250      05/01/2013         05/01/2007 A             4,219,304
------------------------------------------------------------------------------------------------------------------------------
       12,560,000      Emery County, UT Environmental
                       Improvement (Pacificorp)              6.150      09/01/2030         03/01/2007 A            12,834,185
------------------------------------------------------------------------------------------------------------------------------
          615,000      Emery County, UT Pollution
                       Control (Pacificorp)                  5.625      11/01/2023         05/01/2007 A               627,091
------------------------------------------------------------------------------------------------------------------------------
          340,000      Emery County, UT Pollution
                       Control (Pacificorp)                  5.650      11/01/2023         05/01/2007 A               340,524
------------------------------------------------------------------------------------------------------------------------------
           10,000      Intermountain, UT Power Agency        5.000      07/01/2013         01/01/2007 A                10,011
------------------------------------------------------------------------------------------------------------------------------
           25,000      Intermountain, UT Power Agency        6.150      07/01/2014         01/01/2007 A                25,305
------------------------------------------------------------------------------------------------------------------------------
          150,000      Salt Lake County, UT College
                       (Westminster College)                 5.750      10/01/2027         10/01/2007 A               153,779
------------------------------------------------------------------------------------------------------------------------------
           10,000      St. George, UT Industrial
                       Devel. (Albertson's)                  5.400      07/15/2008         07/15/2008                   9,933
------------------------------------------------------------------------------------------------------------------------------
       19,250,000      Tooele County, UT Hazardous
                       Waste Treatment (Union Pacific
                       Corp.)                                5.700      11/01/2026         04/28/2008 A            19,976,495
------------------------------------------------------------------------------------------------------------------------------
          945,000      UT HFA                                5.950      01/01/2029         01/01/2007 A               959,940
------------------------------------------------------------------------------------------------------------------------------


                  52 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL                                                                           EFFECTIVE
           AMOUNT                                           COUPON        MATURITY          MATURITY*                   VALUE
------------------------------------------------------------------------------------------------------------------------------
UTAH CONTINUED
$          30,000      UT State Building Ownership
                       Authority, Series A                   5.750%     08/15/2011         02/15/2007 A      $         30,070
------------------------------------------------------------------------------------------------------------------------------
           20,000      UT University Campus Facilities
                       System, Series A                      6.750       10/01/2014        04/01/2007 A                20,147
------------------------------------------------------------------------------------------------------------------------------
          935,000      Utah County, UT Hospital (IHC
                       Health Services)                      5.250       08/15/2021        08/15/2007 A               953,532
                                                                                                             -----------------
                                                                                                                   40,304,233
------------------------------------------------------------------------------------------------------------------------------
VERMONT--0.0%
           25,000      Burlington, VT Airport                5.600       07/01/2017        07/01/2007 A                25,224
------------------------------------------------------------------------------------------------------------------------------
           35,000      VT HFA (Multifamily Hsg.),
                       Series A                              5.750       02/15/2029        02/15/2009 A                35,564
------------------------------------------------------------------------------------------------------------------------------
          625,000      VT HFA (Single Family)                5.450       05/01/2026        11/01/2009 A               628,175
------------------------------------------------------------------------------------------------------------------------------
           35,000      VT HFA (Single Family)                5.500       11/01/2021        05/01/2011 A                35,577
------------------------------------------------------------------------------------------------------------------------------
           45,000      VT HFA (Single Family), Series
                       11A                                   5.900       05/01/2019        01/15/2007 B                45,265
                                                                                                             -----------------
                                                                                                                      769,805
------------------------------------------------------------------------------------------------------------------------------
VIRGINIA--1.7%
          780,000      Alexandria, VA IDA Pollution
                       Control (Potomac Electric Power
                       Company) 1                            5.375       02/15/2024        05/01/2007 A               780,991
------------------------------------------------------------------------------------------------------------------------------
           30,000      Chesapeake, VA Water & Sewer          5.000       12/01/2025        12/01/2007 A                30,284
------------------------------------------------------------------------------------------------------------------------------
        2,730,000      Fairfax County, VA  Water
                       Authority                             6.000       04/01/2022        04/01/2007 A             2,799,833
------------------------------------------------------------------------------------------------------------------------------
        2,920,000      Fairfax County, VA Redevel. &
                       Hsg. Authority (Burke Shire
                       Commons)                              7.600       10/01/2036        04/01/2007 A             3,048,305
------------------------------------------------------------------------------------------------------------------------------
          425,000      Norfolk, VA Economic Devel.
                       Authority, Series B                   5.625       11/01/2015        01/24/2013 C               428,642
------------------------------------------------------------------------------------------------------------------------------
        1,000,000      Norfolk, VA Water                     5.875       11/01/2020        05/01/2007 A             1,011,710
------------------------------------------------------------------------------------------------------------------------------
        2,500,000      Pittsylvania County, VA IDA
                       (Multitrade of Pittsylvania)          7.450       01/01/2009        01/01/2007 A             2,537,775
------------------------------------------------------------------------------------------------------------------------------
        5,200,000      Pittsylvania County, VA IDA
                       (Multitrade of Pittsylvania)          7.500       01/01/2014        01/01/2007 A             5,279,716
------------------------------------------------------------------------------------------------------------------------------
        6,150,000      Pittsylvania County, VA IDA
                       (Multitrade of Pittsylvania)          7.550       01/01/2019        01/01/2007 A             6,240,897
------------------------------------------------------------------------------------------------------------------------------
        3,100,000      Pocahontas Parkway Assoc., VA
                       (Route 895 Connector Toll Road)       5.250       08/15/2008        08/15/2008               3,184,227
------------------------------------------------------------------------------------------------------------------------------
          100,000      Richmond, VA IDA (Virginia
                       Commonwealth University Real
                       Estate Foundation)                    5.550       01/01/2031        01/01/2013 A               106,741
------------------------------------------------------------------------------------------------------------------------------
          750,000      VA Gateway Community Devel.
                       Authority                             6.375       03/01/2030        03/01/2013 A               818,955
------------------------------------------------------------------------------------------------------------------------------
        7,215,000      VA Tobacco Settlement Authority
                       (TASC)                                5.625       06/01/2037        06/01/2015 A             7,726,832
                                                                                                             -----------------
                                                                                                                   33,994,908
------------------------------------------------------------------------------------------------------------------------------
WASHINGTON--2.5%
           20,000      Chelan County, WA Public
                       Utility District No. 1 (Chelan
                       Hydro Consolidated System)            5.650       07/01/2032        07/01/2007 A                20,507
------------------------------------------------------------------------------------------------------------------------------
          125,000      Chelan County, WA Public
                       Utility District No. 1 (Chelan
                       Hydro Construction System)            5.600       07/01/2032        07/01/2007 A               128,158
------------------------------------------------------------------------------------------------------------------------------


                  53 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL                                                                           EFFECTIVE
           AMOUNT                                           COUPON        MATURITY          MATURITY*                   VALUE
Washington Continued
$          20,000      Chelan County, WA Public
                       Utility District No. 1 (Rocky
                       Reach Hydroelectric)                  5.125%      07/01/2023        01/01/2007 A      $         20,019
------------------------------------------------------------------------------------------------------------------------------
           15,000      King County, WA Hsg. Authority
                       (Cascadian Apartments)                6.850       07/01/2024        01/01/2007 A                15,112
------------------------------------------------------------------------------------------------------------------------------
          150,000      King County, WA Hsg. Authority
                       (Fairwood Apartments)                 6.000       12/01/2025        06/01/2007 A               152,145
------------------------------------------------------------------------------------------------------------------------------
           75,000      Pierce County, WA Hsg. Authority      5.800       12/01/2023        12/01/2008 A                76,843
------------------------------------------------------------------------------------------------------------------------------
           45,000      Port Seattle, WA Special
                       Facility                              6.000       09/01/2029        03/01/2010 A                48,085
------------------------------------------------------------------------------------------------------------------------------
          245,000      Prosser, WA Water & Sewer             5.400       09/01/2012        09/01/2007 A               247,759
------------------------------------------------------------------------------------------------------------------------------
          255,000      Prosser, WA Water & Sewer             5.450       09/01/2013        09/01/2007 A               257,955
------------------------------------------------------------------------------------------------------------------------------
          880,000      Seattle, WA Hsg. Authority
                       (Hilltop Manor/Spring Manor)          5.375       10/20/2018        03/16/2013 B               950,963
------------------------------------------------------------------------------------------------------------------------------
        1,545,000      Seattle, WA Hsg. Authority
                       (Hilltop Manor/Spring Manor)          5.875       10/20/2028        10/20/2013 A             1,785,309
------------------------------------------------------------------------------------------------------------------------------
        1,170,000      Snohomish County, WA (Cedar
                       Street Apartments)                    6.300       05/01/2017        05/01/2007 A             1,177,418
------------------------------------------------------------------------------------------------------------------------------
        1,510,000      Snohomish County, WA (Cedar
                       Street Apartments)                    6.400       05/01/2027        05/01/2007 A             1,520,072
------------------------------------------------------------------------------------------------------------------------------
        9,615,000      Tacoma, WA Electric System            5.500       01/01/2014        01/01/2007 A             9,819,896
------------------------------------------------------------------------------------------------------------------------------
           25,000      Tacoma, WA Hsg. Authority
                       (Polynesia Village Apartments)        5.900       06/01/2029        06/01/2007 A                25,217
------------------------------------------------------------------------------------------------------------------------------
          120,000      Tacoma, WA Port Authority             5.300       12/01/2017        12/01/2007 A               121,331
------------------------------------------------------------------------------------------------------------------------------
        1,500,000      Vancouver, WA Downtown Redevel.
                       Authority (Conference Center)         6.000       01/01/2028        01/01/2014 A             1,643,820
------------------------------------------------------------------------------------------------------------------------------
           25,000      WA COP (Dept. of General
                       Administration)                       5.500       10/01/2013        04/01/2007 A                25,035
------------------------------------------------------------------------------------------------------------------------------
           10,000      WA COP (Whatcom Community
                       College)                              5.250       10/01/2013        04/01/2007 A                10,038
------------------------------------------------------------------------------------------------------------------------------
        2,175,000      WA EDFA (Lindal Cedar Homes)          5.800       11/01/2017        05/01/2007 A             2,200,426
------------------------------------------------------------------------------------------------------------------------------
           50,000      WA GO                                 5.000       01/01/2023        01/01/2008 A                50,508
------------------------------------------------------------------------------------------------------------------------------
           25,000      WA Health Care Facilities
                       Authority (Empire Health
                       Services)                             5.625       11/01/2013        11/01/2007 A                25,036
------------------------------------------------------------------------------------------------------------------------------
           20,000      WA Health Care Facilities
                       Authority (Empire Health
                       Services)                             5.625       11/01/2019        05/01/2007 A                20,026
------------------------------------------------------------------------------------------------------------------------------
          100,000      WA Health Care Facilities
                       Authority (Grays Harbor
                       Community Hospital)                   5.700       07/01/2016        01/01/2007 A               102,131
------------------------------------------------------------------------------------------------------------------------------
        3,235,000      WA Health Care Facilities
                       Authority (Grays Harbor
                       Community Hospital)                   5.900       07/01/2023        01/01/2007 A             3,304,488
------------------------------------------------------------------------------------------------------------------------------
          125,000      WA Health Care Facilities
                       Authority (Harrison Memorial
                       Hospital)                             5.300       08/15/2014        02/15/2007 A               125,144
------------------------------------------------------------------------------------------------------------------------------
           30,000      WA Health Care Facilities
                       Authority (Harrison Memorial
                       Hospital)                             5.400       08/15/2023        02/15/2007 A                30,034
------------------------------------------------------------------------------------------------------------------------------
           25,000      WA Health Care Facilities
                       Authority (Highline Community
                       Hospital)                             5.500       08/15/2014        02/15/2007 A                25,033
------------------------------------------------------------------------------------------------------------------------------
          770,000      WA Health Care Facility
                       (Sisters of Providence)               5.400       10/01/2010        04/01/2007 A               787,025
------------------------------------------------------------------------------------------------------------------------------
        1,835,000      WA HFC                                5.000       06/01/2021        07/01/2009 B             1,876,710
------------------------------------------------------------------------------------------------------------------------------
           25,000      WA HFC (Clare House Apartments)       5.750       07/01/2030        07/01/2008 A                25,310
------------------------------------------------------------------------------------------------------------------------------
           50,000      WA HFC (Presbyterian Ministries)      5.300       01/01/2019        01/01/2009 A                51,649
------------------------------------------------------------------------------------------------------------------------------


                  54 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL                                                                           EFFECTIVE
           AMOUNT                                           COUPON        MATURITY          MATURITY*                   VALUE
Washington Continued
$          15,000      WA HFC (Single Family)                5.250%      12/01/2017        06/01/2008 A      $         15,355
------------------------------------------------------------------------------------------------------------------------------
           10,000      WA HFC (Single Family)                5.400       12/01/2024        06/01/2009 A                10,183
------------------------------------------------------------------------------------------------------------------------------
           40,000      WA HFC (Virginia Mason Research
                       Center)                               5.700       01/01/2024        01/01/2008 A                41,616
------------------------------------------------------------------------------------------------------------------------------
       14,665,000      WA Tobacco Settlement Authority
                       (TASC)                                6.500       06/01/2026        06/01/2013 A            16,165,083
------------------------------------------------------------------------------------------------------------------------------
        5,210,000      WA Tobacco Settlement Authority
                       (TASC)                                6.625       06/01/2032        06/01/2013 A             5,833,950
                                                                                                             -----------------
                                                                                                                   48,735,389
------------------------------------------------------------------------------------------------------------------------------
WEST VIRGINIA--1.3%
       11,950,000      Braxton County, WV Solid Waste
                       Disposal (Weyerhaeuser Company)       5.800       06/01/2027        07/29/2007 A            12,236,561
------------------------------------------------------------------------------------------------------------------------------
        6,565,000      Braxton County, WV Solid Waste
                       Disposal (Weyerhaeuser Company) 1     6.125       04/01/2026        04/23/2007 A             6,800,684
------------------------------------------------------------------------------------------------------------------------------
           10,000      Harrison County, WV
                       (Monongahela Power Company)           6.250       05/01/2023        05/01/2007 A                10,113
------------------------------------------------------------------------------------------------------------------------------
           10,000      Harrison County, WV (Potomac
                       Edison Company)                       6.250       05/01/2023        05/01/2007 A                10,113
------------------------------------------------------------------------------------------------------------------------------
           20,000      Harrison County, WV (West Penn
                       Power Company)                        6.300       05/01/2023        05/01/2007 A                20,230
------------------------------------------------------------------------------------------------------------------------------
           20,000      Harrison County, WV (West Penn
                       Power Company)                        6.750       08/01/2024        08/01/2007 A                20,184
------------------------------------------------------------------------------------------------------------------------------
           25,000      Huntington, WV Sewer                  5.375       11/01/2023        05/01/2007 A                25,035
------------------------------------------------------------------------------------------------------------------------------
            5,000      Jefferson County, WV
                       Residential Mtg., Series A            7.750       01/01/2007        01/01/2007                   5,001
------------------------------------------------------------------------------------------------------------------------------
           40,000      Marshall University, WV               6.000       01/01/2008        01/01/2007 A                40,290
------------------------------------------------------------------------------------------------------------------------------
        2,000,000      Monongalia County, WV Pollution
                       Control (Potomac Edison Company)      5.950       04/01/2013        04/01/2007 A             2,016,400
------------------------------------------------------------------------------------------------------------------------------
          260,000      Monongalia County, WV Pollution
                       Control (West Penn Power
                       Company)                              5.950       04/01/2013        04/01/2007 A               262,132
------------------------------------------------------------------------------------------------------------------------------
           25,000      Pleasants County, WV Pollution
                       Control (Potomac Edison Company)      5.500       04/01/2029        04/01/2009 A                25,946
------------------------------------------------------------------------------------------------------------------------------
        2,000,000      Pleasants County, WV Pollution
                       Control (Potomac Edison Company)      6.150       05/01/2015        05/01/2007 A             2,035,220
------------------------------------------------------------------------------------------------------------------------------
           25,000      Pleasants County, WV Pollution
                       Control (West Penn Power
                       Company)                              5.500       04/01/2029        04/01/2009 A                26,042
------------------------------------------------------------------------------------------------------------------------------
        2,000,000      WV Hsg. Devel. Fund                   5.250       11/01/2018        05/01/2010 A             2,051,180
------------------------------------------------------------------------------------------------------------------------------
           85,000      WV Hsg. Devel. Fund                   5.300       11/01/2023        05/01/2010 A                86,766
------------------------------------------------------------------------------------------------------------------------------
           50,000      WV Water Devel. Authority             5.625       07/01/2030        07/01/2010 A                53,060
                                                                                                             -----------------
                                                                                                                   25,724,957
------------------------------------------------------------------------------------------------------------------------------
WISCONSIN--3.9%
        2,055,000      Badger, WI Tobacco Asset
                       Securitization Corp.                  6.000       06/01/2017        06/01/2012 A             2,210,975
------------------------------------------------------------------------------------------------------------------------------
       28,815,000      Badger, WI Tobacco Asset
                       Securitization Corp.                  6.125       06/01/2027        01/23/2010 B            31,130,862
------------------------------------------------------------------------------------------------------------------------------
       28,070,000      Badger, WI Tobacco Asset
                       Securitization Corp.                  6.375       06/01/2032        06/01/2012 A            30,632,510
------------------------------------------------------------------------------------------------------------------------------


                  55 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL                                                                           EFFECTIVE
           AMOUNT                                           COUPON        MATURITY          MATURITY*                   VALUE
Wisconsin Continued
$         515,000      Badger, WI Tobacco Asset
                       Securitization Corp.                  7.000%      06/01/2028        06/01/2012 A      $        581,857
------------------------------------------------------------------------------------------------------------------------------
           85,000      Janesville, WI Industrial
                       Devel. (Paramount
                       Communications)                       7.000       10/15/2017        04/15/2007 A                85,655
------------------------------------------------------------------------------------------------------------------------------
           50,000      Kenosha, WI Hsg. Authority
                       Multifamily Hsg. (Glaser
                       Financial Group)                      6.000       11/20/2041        05/20/2009 A                51,724
------------------------------------------------------------------------------------------------------------------------------
          100,000      Madison, WI Industrial Devel.
                       (Madison Gas & Electric Company)      5.875       10/01/2034        04/01/2012 A               107,955
------------------------------------------------------------------------------------------------------------------------------
          100,000      Madison, WI Parking System            5.600       02/01/2012        02/01/2007 A               100,127
------------------------------------------------------------------------------------------------------------------------------
           30,000      Milwaukee, WI Redevel.
                       Authority (City Hall Square)          6.300       08/01/2038        08/01/2007 A                30,898
------------------------------------------------------------------------------------------------------------------------------
           25,000      Oak Creek, WI Hsg. Authority
                       (Wood Creek)                          5.139 2     01/20/2010        01/20/2010                  21,185
------------------------------------------------------------------------------------------------------------------------------
          100,000      River Falls, WI Electric Utility      5.600       10/01/2008        10/01/2007 A               100,143
------------------------------------------------------------------------------------------------------------------------------
          125,000      Superior, WI Water Supply
                       Facilities (Superior Water,
                       Light & Power Company)                6.125       11/01/2021        05/01/2007 A               125,318
------------------------------------------------------------------------------------------------------------------------------
          400,000      WI GO                                 5.300       05/01/2023        05/01/2008 A               401,360
------------------------------------------------------------------------------------------------------------------------------
           40,000      WI GO                                 5.500       11/01/2026        11/01/2008 A                40,816
------------------------------------------------------------------------------------------------------------------------------
        2,695,000      WI GO                                 5.750       11/01/2014        05/01/2007 A             2,699,339
------------------------------------------------------------------------------------------------------------------------------
           85,000      WI GO                                 6.000       05/01/2027        05/01/2007 A                85,124
------------------------------------------------------------------------------------------------------------------------------
           25,000      WI H&EFA (AHC/SLMC/HMH/AMCS
                       Obligated Group)                      5.750       08/15/2016        02/15/2007 A                25,538
------------------------------------------------------------------------------------------------------------------------------
        1,555,000      WI H&EFA (AHC/SLMC/HMH/AMCS
                       Obligated Group)                      5.875       08/15/2026        02/15/2007 A             1,588,666
------------------------------------------------------------------------------------------------------------------------------
          185,000      WI H&EFA (Aurora Health Care)         5.250       08/15/2027        08/15/2007 A               190,102
------------------------------------------------------------------------------------------------------------------------------
           95,000      WI H&EFA
                       (FSCCHM/FCS/GSMCFSCH/SPH
                       Obligated Group)                      5.500       02/15/2028        02/15/2008 A                96,768
------------------------------------------------------------------------------------------------------------------------------
        1,000,000      WI H&EFA (Hess Memorial
                       Hospital Assoc.)                      7.875       11/01/2022        05/01/2007 A             1,012,510
------------------------------------------------------------------------------------------------------------------------------
           25,000      WI H&EFA (Mercy Health System)        6.125       08/15/2017        08/15/2007 A                25,294
------------------------------------------------------------------------------------------------------------------------------
           60,000      WI H&EFA (Sisters of the
                       Sorrowful Mother)                     5.700       08/15/2026        02/15/2007 A                61,332
------------------------------------------------------------------------------------------------------------------------------
           55,000      WI Health & Educational
                       Facilities Authority
                       (Marshfield Clinic)                   5.750       02/15/2027        02/15/2007 A                56,226
------------------------------------------------------------------------------------------------------------------------------
          135,000      WI Hsg. & EDA                         5.750       03/01/2010        03/01/2010                 135,413
------------------------------------------------------------------------------------------------------------------------------
        4,870,000      WI Hsg. & EDA                         5.800       09/01/2017        07/01/2007 A             4,942,876
------------------------------------------------------------------------------------------------------------------------------
           30,000      WI Hsg. & EDA, Series A               6.850       11/01/2012        01/01/2007 A                30,049
                                                                                                             -----------------
                                                                                                                   76,570,622
------------------------------------------------------------------------------------------------------------------------------
WYOMING--0.0%
          205,000      Jackson, WY National Rural
                       Utilities Cooperative (Lower
                       Valley Power & Light Company)         5.875       05/01/2026        05/01/2007 A               208,106
------------------------------------------------------------------------------------------------------------------------------
          100,000      Lincoln County, WY Pollution
                       Control (PacifiCorp)                  5.625       11/01/2021        05/01/2007 A               100,132
------------------------------------------------------------------------------------------------------------------------------


                  56 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL                                                                           EFFECTIVE
           AMOUNT                                           COUPON        MATURITY          MATURITY*                   VALUE
------------------------------------------------------------------------------------------------------------------------------
WYOMING CONTINUED
$          85,000      Wyoming Community Devel.
                       Authority                             5.300%      12/01/2017        08/27/2010 A      $         87,212
                                                                                                             -----------------
                                                                                                                      395,450
------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $2,031,232,615)-108.0%                                                        2,104,781,694
------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS-(8.0)                                                                      (156,155,580)
                                                                                                             -----------------
NET ASSETS-100.0%                                                                                            $   1,948,626,114
                                                                                                             =================

FOOTNOTES TO STATEMENT OF INVESTMENTS

*Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

    A. Optional call date; corresponds to the most conservative yield calculation.

    B. Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.

    C. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

    D. Date of mandatory put.

1. All or a portion of the security has been segregated for collateral to cover borrowings. See accompanying Notes.

2. Zero coupon bond reflects effective yield on the date of purchase.

3. Security represents the underlying municipal bond on an inverse floating rate security.The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See accompanying Notes.

4. Illiquid security. The aggregate value of illiquid securities as of December 31, 2006 was $20,943,036, which represents 1.07% of the Fund's net assets. See accompanying Notes.

5. Represents the current interest rate for a variable rate bond known as an "inverse floater." See accompanying Notes.

6. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

7. When-issued security or forward commitment to be delivered and settled after December 31, 2006. See accompanying Notes.

8. Issue is in default. See accompanying Notes.


TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ACTS          Adult Communities Total Services
ADA           Atlanta Devel. Authority
AHC           Aurora Healthcare
AHS           Adventist Health System
AMCS          Aurora Medical Center of Sheboygan County
BHM           Baptist Hospital of Miami
BHSSF         Baptist Health System of South Florida
CAU           Clark Atlanta University
CC            Caritas Christi
CDA           Communities Devel. Authority
CH            Carney Hospital
CHHC          Community Health & Home Care
COP           Certificates of Participation
CV            Chippewa Valley
DCHSA         Daughters of Charity Health Services of Austin
DKH           Day Kimball Hospital
DRIVERS       Derivative Inverse Tax Exempt Receipts
EAFC          Emery Air Freight Corp.
EDA           Economic Devel. Authority
EDC           Economic Devel. Corp.
EDFA          Economic Devel. Finance Authority
EF&CD         Environmental Facilities and Community Devel.
EFA           Educational Facilities Authority
EWA           Emery Worldwide Airlines
FCS           Franciscan Care Services
FH            Foothill Hospital
FHA           Federal Housing Agency/Authority
FNMA          Federal National Mortgage Assoc.


                  57 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

FSCCHM        Franciscan Sisters of Christian Charity Healthcare Ministry
GHC           Gaston Health Care
GHS           Gaston Health Services
GMH           Gaston Memorial Hospital
GNMA          Government National Mortgage Assoc.
GO            General Obligation
GSMCFSC       Good Samaritan Medical Center of Franciscan Sisters of Christian
              Charity
H&EFA         Health and Educational Facilities Authority
H&HEFA        Hospitals and Higher Education Facilities Authority
HDA           Hospital Devel. Authority
HDC           Housing Devel. Corp.
HE&H          Higher Educational and Health
HE&HF         Higher Educational and Housing Facilities
HE&HFA        Higher Education and Health Facilities Authority
HEFA          Higher Education Facilities Authority
HFA           Housing Finance Agency
HFC           Housing Finance Corp.
HFDC          Health Facilities Devel. Corp.
HFH           Holy Family Hospital
HHI           Homestead Hospital
HMH           Hartford Memorial Hospital
HNE           Healthnet of New England
HSIR          Health Systems of Indian River
IBMC          Integris Baptist Medical Center
IDA           Industrial Devel. Agency
IDC           Industrial Devel. Corporation
IHC           Intermountain Health Care
IRH           Integris Rural Health
IRHS          Indian River Health Services
IRMH          Indian River Memorial Hospital
IRS           Inverse Rate Security
ISOCHC        Integris South Oklahoma City Hospital Corp.
JHF           Jewish Hospital Foundation
JHHS          Jewish Hospital Healthcare Services
JHP           JH Properties
NSU           Northeastern State University
NYC           New York City
OCC           Oakview Care Center
OHC           Oakwood Hospital Corp.
RH            Regions Hospital
RITES         Residual Interest Tax Exempt Security
Res Rec       Resource Recovery Facility
ROLs          Residual Option Longs
SAH           Saint Agnes Healthcare
SEMCB         St. Elizabeth's Medical Center of Boston
SLMC          St. Luke's Medical Center
SMH           South Miami Hospital
SMHS          South Miami Health System
SPH           St. Paul Home
SVH           Saint Vincent's Hospital
TASC          Tobacco Settlement Asset-Backed Bonds
UC            United Care
V.I.          United States Virgin Islands
VRHS          Valley Regional Health System


                  58 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment take place generally at least ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of December 31, 2006, the Fund had purchased $18,272,385 of securities issued on a when-issued basis or forward commitment.

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will not invest more than 20% of its total assets in inverse floaters. Inverse floaters amount to $121,694,171 as of December 31, 2006.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker-dealer. The municipal bond is typically a fixed rate security. The broker-dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the


                  59 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At December 31, 2006 municipal bond holdings with a value of $220,414,146 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $122,955,000 in short-term floating rate notes issued and outstanding at that date.

At December 31, 2006, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

   PRINCIPAL                                                                                                       VALUE AS OF
      AMOUNT  INVERSE FLOATERS 1                                                    COUPON 2      MATURITY   DECEMBER 31, 2006
-------------------------------------------------------------------------------------------------------------------------------
$  6,635,000  AK HFC DRIVERS                                                          12.019  %     6/1/08   $       6,980,551
   7,040,000  Brazos River Authority, TX Pollutions Control                            7.310        4/1/38           8,630,195
   4,000,000  Chicago, IL O'Hare International Airport (General Airport), Series A     7.226        1/1/23           4,812,080
  10,000,000  Dallas-Fort Worth, TX International Airport DRIVERS                      6.727       11/1/21          10,810,000
   7,500,000  Dallas-Fort Worth, TX International Airport DRIVERS                      7.976        1/1/35           8,385,750
   2,500,000  Dallas-Fort Worth, TX International Airport DRIVERS                      9.217        5/1/10           3,137,600
   3,875,000  Dallas-Fort Worth, TX International Airport DRIVERS                      7.219       11/1/08           4,311,403
   1,500,000  Denver, CO City & County Airport RITES                                   7.155      11/15/15           1,739,670
   1,500,000  Denver, CO City & County Airport RITES                                   7.155      11/15/16           1,726,215
   1,000,000  Denver, CO City & County Airport RITES                                   7.155      11/15/18           1,145,600
   1,000,000  Denver, CO City & County Airport RITES                                   7.155      11/15/14           1,145,970
   1,785,000  Escambia County, FL Health Facilities Authority RITES                    8.160        7/1/20           2,070,564
   3,750,000  Harris County, TX DRIVERS                                                8.248       8/15/09           4,428,150
   3,385,000  HI Airports System RITES                                                 5.530        7/1/18           3,847,425
   7,000,000  HI Dept. of Budget & Finance RITES                                       6.532        7/1/20           7,923,930
  10,000,000  MA Port Authority Facilities ROLs                                        6.913        1/1/22          11,084,700
   1,925,000  Puerto Rico Municipal Finance Agency RITES                               6.292        8/1/13           2,175,154
   5,000,000  NY Tobacco Settlement Financing Corp. DRIVERS                            6.737        6/1/17           5,687,800
   6,465,000  Wayne County, MI Airport Authority ROLs                                  6.300       12/1/26           7,416,389
                                                                                                             ------------------
                                                                                                             $      97,459,146
                                                                                                             ==================

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on pages 57 and 58 of the Statement of Investments.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater."

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of December 31, 2006, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at approximately $18,525,000.

SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of December 31, 2006, securities with an aggregate market value of $93,227, representing less than 0.01% of the Fund's net assets, were in default.

ILLIQUID SECURITIES

As of December 31, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its


                  60 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

BORROWINGS

The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund.

The Fund has entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $900 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (5.2833% as of December 31, 2006). The Fund pays additional fees of 0.30% per annum on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $900 million facility size.

For the period ended December 31, 2006, the average daily loan balance was $41,054,348 at an average daily interest rate of 5.287%. The Fund had borrowings outstanding of $52,500,000 at December 31, 2006 at an interest rate of 5.2833%. The Fund had gross borrowings and gross loan repayments of $159,200,000 and $143,500,000, respectively, during the period ended December 31, 2006. The maximum amount of borrowings outstanding at any month-end during the period ended December 31, 2006 was $55,900,000. The Fund paid $41,569 in fees and $500,388 in interest during the period ended December 31, 2006.

RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of December 31, 2006, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities           $      1,906,469,022
                                         =====================

Gross unrealized appreciation            $         81,594,968
Gross unrealized depreciation                      (6,237,296)
                                         ---------------------
Net unrealized appreciation              $         75,357,672
                                         =====================


                  61 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND



ITEM 2. CONTROLS AND PROCEDURES.

The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of February 8, 2007, which is a date within 90 days of the filing date of this report on Form N-Q, that, as of said date, the design and operation of such controls and procedures are effective to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (i) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (ii) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

Subsequent to the issuance of the registrant's initial financial statements for its fiscal year ended September 30, 2006, and prior to the evaluation of its internal controls in connection with the issuance of the registrant's restated financial statements for its fiscal year ended September 30, 2006, the registrant's management became aware that other investment companies (not affiliated with the registrant) that invested in certain municipal securities referred to as "inverse floaters" and that had transferred certain municipal bonds to special purpose trusts for the purpose of investing in such inverse floaters, accounting for such transfers as "sales" in accordance with common practice in the mutual fund industry, had restated their financial statements to apply the provisions of Statement of Financial Accounting Standards No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," ("FAS 140") to the transfers of such municipal bonds in connection with their investments in inverse floaters, in response to comments by their independent public accountants about the sale accounting treatment that had previously been applied by such investment companies to such transfers. Prior to September 30, 2006, the registrant's most recent prior reporting period for purposes of evaluating its internal controls, the registrant had likewise accounted for such transfers as "sales." Registrant's management notes that other investment companies that invested in similar securities over the same time periods had been accounting for such transfers in a similar manner as the registrant. After a review of this matter with the registrant's independent public accountants, registrant applied FAS 140 to such transfers and restated its financial statements for the fiscal year ended September 30, 2006. Registrant also applied FAS 140 to such transfers in the schedule of investments contained in this report.

Prior to the evaluation by registrant's officers of the design and operation of the registrant's disclosure controls and procedures in connection with the certifications in this report, the operation of registrant's disclosure controls and procedures and its controls and procedures over financial reporting was modified to enhance the review and analysis of the relevant terms and conditions for transfers of securities in connection with inverse floating rate obligations.

There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. However, as discussed above, prior to the evaluation by registrant's officers of the design and operation of the registrant's disclosure controls and procedures in connection with the certifications in this report, the registrant revised and enhanced controls over the application of FAS 140.


ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Municipal Fund

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: February 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: February 8, 2007

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: February 8, 2007